[RYDEX LOGO]

                              RYDEX VARIABLE TRUST
                                 ANNUAL REPORT
                               DECEMBER 31, 2000

                               NOVA FUND
                               URSA FUND
                               U.S. GOVERNMENT MONEY MARKET FUND
                               OTC FUND
                               PRECIOUS METALS FUND
                               U.S. GOVERNMENT BOND FUND

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                                              RYDEX VARIABLE TRUST
            [LOGO]                               ANNUAL REPORT
                                               December 31, 2000
                                         9601 Blackwell Road, Suite 500
                                              Rockville, MD 20850
                                                 (800) 820-0888

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DEAR SHAREHOLDER:

What a difference a year makes! Last December, investors were savoring one of the best years in U.S economic history. The economy was roaring into a record nine-year expansion, growing at an inflation-adjusted annual rate of 8.3%. The major market indices all reached new highs.

In contrast, the combination of six interest rate hikes and surging oil prices has cooled the economy over the last year. During the second half of 2000, the index of leading economic indicators revealed a greater economic slowdown than the Federal Reserve policy makers had desired. After its unprecedented rise in the first quarter, slowing profit growth and earnings warnings resulted in the S&P 500 Index's worst performance since 1977. The technology-laden NASDAQ 100 Index had the worst year since its 1988 inception.

Most of the carnage was in the technology and communication stocks, which comprise approximately 30 percent of the S&P 500 and were largely responsible for the market's elevation in 1998 and 1999. Missed profit forecasts and lowered sales and earnings estimates from several of the key technology companies stung the sector. The result was lower growth expectations in the Internet, technology and communications sectors. The speculative Internet bubble burst, Microsoft lost its court battle and the new economy stocks took a beating.

Outside of technology and telecommunications, most stocks escaped unscathed, and some did rather well. The rise in energy prices meant major profits for oil companies and natural gas distributors. The traditionally defensive health care stocks did well, as did the financials. Certain trends continued, such as the market's extreme volatility but the six year winning streak of growth over value investment styles ended. The S&P BARRA Growth Index posted a 22.1% loss versus the 6.1% gain of S&P BARRA Value Index for the year. The dominance of large-cap stocks also ended with small- and mid-cap stocks outperforming for the year.

As the stock market languished, Treasury securities had their best year since 1995. The 30-year bond yield plummeted from 6.48% to 5.46% for the reporting period. The growing U.S. budget surplus reached $237 billion for the fiscal year, its third straight record surplus. This caused a substantial reduction in the frequency and size of new government debt issuance and even permitted the Treasury to buy back bonds.

In December, the Federal Reserve abandoned its anti-inflationary stance and declared a near-term risk of economic weakness, opening the door for monetary easing. Going into the new year, reports indicated further, albeit slower, economic growth.

The year 2000 may have been a wake-up call for many investors. It demonstrated that so-called new economy technology shares were not immune to the inevitable ups and downs of the old economy. With this in mind, investors may need to reevaluate their asset allocations. But diversified investors can take heart in the fact that between 1980 and 1999, there have been only three down years for the Dow and the S&P 500 and each was followed by a year of double-digit returns. Of course, past performance is no guarantee of future returns.

Sincerely,

/s/ A.P. Viragh, Jr.

Albert P. (Skip) Viragh, Jr.
Chairman of the Board

                              RYDEX VARIABLE TRUST

FUND STRATEGY AND PERFORMANCE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

In this section you will find information about how each Rydex Fund performed during the latest fiscal year in comparison to its benchmark. In addition, each Fund's investment strategy will be described in brief to provide an understanding of the factors that affected the Funds' performance.

NOVA FUND

BENCHMARK: 150% OF THE PERFORMANCE OF THE STANDARD & POOR'S 500-TM- INDEX.

The VA Nova Fund is designed to be 150% long the market at all times. To achieve its objective, the Fund purchased S&P 500 futures contracts and call and put options on the S&P 500 futures contract. The VA Nova Fund posted a -20.30% total return for the period, compared to a -10.14% return for the benchmark for the same period.

          CUMULATIVE FUND PERFORMANCE: MAY 7, 1997--DECEMBER 31, 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        NOVA FUND  S&P 500 INDEX
May-97    $10,000        $10,000
May-97    $10,064        $10,057
May-97    $10,148        $10,112
May-97    $10,348        $10,270
May-97    $10,291        $10,215
May-97    $10,316        $10,269
May-97    $10,394        $10,322
May-97    $10,217        $10,173
May-97    $10,259        $10,216
May-97    $10,400        $10,319
May-97    $10,371        $10,291
May-97    $10,323        $10,246
May-97    $10,451        $10,385
May-97    $10,507        $10,418
May-97    $10,492        $10,387
May-97    $10,411        $10,349
May-97    $10,495        $10,400
Jun-97    $10,431        $10,377
Jun-97    $10,382        $10,366
Jun-97    $10,352        $10,300
Jun-97    $10,414        $10,341
Jun-97    $10,694        $10,520
Jun-97    $10,750        $10,580
Jun-97    $10,794        $10,609
Jun-97    $10,821        $10,661
Jun-97    $11,077        $10,832
Jun-97    $11,210        $10,952
Jun-97    $11,222        $10,960
Jun-97    $11,211        $10,966
Jun-97    $11,137        $10,901
Jun-97    $11,276        $11,010
Jun-97    $11,204        $11,019
Jun-97    $10,825        $10,772
Jun-97    $11,221        $10,990
Jun-97    $11,079        $10,900
Jun-97    $11,035        $10,834
Jun-97    $11,089        $10,879
Jun-97    $10,970        $10,852
Jul-97    $11,162        $10,925
Jul-97    $11,423        $11,084
Jul-97    $11,644        $11,242
Jul-97    $11,515        $11,184
Jul-97    $11,640        $11,264
Jul-97    $11,466        $11,127
Jul-97    $11,531        $11,204
Jul-97    $11,576        $11,239
Jul-97    $11,628        $11,260
Jul-97    $11,709        $11,350
Jul-97    $11,900        $11,483
Jul-97    $11,823        $11,422
Jul-97    $11,428        $11,222
Jul-97    $11,464        $11,193
Jul-97    $11,897        $11,451
Jul-97    $11,882        $11,483
Jul-97    $11,951        $11,528
Jul-97    $11,950        $11,510
Jul-97    $11,917        $11,481
Jul-97    $11,977        $11,553
Jul-97    $12,164        $11,676
Jul-97    $12,175        $11,700
Aug-97    $12,097        $11,613
Aug-97    $12,139        $11,651
Aug-97    $12,157        $11,677
Aug-97    $12,271        $11,774
Aug-97    $12,158        $11,662
Aug-97    $11,789        $11,446
Aug-97    $11,924        $11,488
Aug-97    $11,672        $11,360
Aug-97    $11,648        $11,305
Aug-97    $11,672        $11,338
Aug-97    $11,200        $11,044
Aug-97    $11,527        $11,188
Aug-97    $11,719        $11,353
Aug-97    $11,959        $11,517
Aug-97    $11,654        $11,342
Aug-97    $11,636        $11,323
Aug-97    $11,599        $11,282
Aug-97    $11,330        $11,194
Aug-97    $11,454        $11,203
Aug-97    $11,202        $11,080
Aug-97    $11,252        $11,028
Sep-97    $11,766        $11,373
Sep-97    $11,675        $11,376
Sep-97    $11,761        $11,413
Sep-97    $11,723        $11,391
Sep-97    $11,755        $11,417
Sep-97    $11,780        $11,447
Sep-97    $11,469        $11,268
Sep-97    $11,359        $11,189
Sep-97    $11,616        $11,328
Sep-97    $11,570        $11,277
Sep-97    $11,957        $11,594
Sep-97    $11,963        $11,562
Sep-97    $12,006        $11,614
Sep-97    $11,987        $11,654
Sep-97    $12,136        $11,714
Sep-97    $12,060        $11,671
Sep-97    $11,941        $11,580
Sep-97    $11,812        $11,499
Sep-97    $11,927        $11,589
Sep-97    $12,087        $11,689
Sep-97    $11,955        $11,614
Oct-97    $12,108        $11,714
Oct-97    $12,199        $11,776
Oct-97    $12,290        $11,832
Oct-97    $12,408        $11,926
Oct-97    $12,547        $12,054
Oct-97    $12,418        $11,940
Oct-97    $12,356        $11,900
Oct-97    $12,332        $11,856
Oct-97    $12,323        $11,869
Oct-97    $12,336        $11,896
Oct-97    $12,285        $11,840
Oct-97    $12,057        $11,712
Oct-97    $11,890        $11,576
Oct-97    $12,087        $11,716
Oct-97    $12,389        $11,921
Oct-97    $12,298        $11,874
Oct-97    $11,986        $11,656
Oct-97    $11,826        $11,545
Oct-97    $10,731        $10,752
Oct-97    $11,555        $11,295
Oct-97    $11,566        $11,269
Oct-97    $11,204        $11,080
Oct-97    $11,499        $11,214
Nov-97    $11,844        $11,513
Nov-97    $11,781        $11,534
Nov-97    $11,849        $11,559
Nov-97    $11,782        $11,501
Nov-97    $11,619        $11,372
Nov-97    $11,538        $11,294
Nov-97    $11,542        $11,326
Nov-97    $11,257        $11,108
Nov-97    $11,431        $11,239
Nov-97    $11,634        $11,382
Nov-97    $11,907        $11,601
Nov-97    $11,796        $11,503
Nov-97    $11,878        $11,581
Nov-97    $12,115        $11,758
Nov-97    $12,219        $11,808
Nov-97    $11,929        $11,607
Nov-97    $11,947        $11,658
Nov-97    $11,997        $11,668
Nov-97    $12,005        $11,714
Dec-97    $12,394        $11,951
Dec-97    $12,320        $11,913
Dec-97    $12,359        $11,976
Dec-97    $12,348        $11,931
Dec-97    $12,504        $12,062
Dec-97    $12,464        $12,044
Dec-97    $12,357        $11,964
Dec-97    $12,231        $11,890
Dec-97    $11,991        $11,708
Dec-97    $11,988        $11,689
Dec-97    $12,120        $11,812
Dec-97    $12,212        $11,869
Dec-97    $12,127        $11,838
Dec-97    $11,956        $11,713
Dec-97    $11,852        $11,608
Dec-97    $11,942        $11,693
Dec-97    $11,680        $11,514
Dec-97    $11,625        $11,435
Dec-97    $11,680        $11,482
Dec-97    $11,995        $11,689
Dec-97    $12,210        $11,903
Dec-97    $12,211        $11,898
Jan-98    $12,293        $11,954
Jan-98    $12,328        $11,979
Jan-98    $12,067        $11,851
Jan-98    $12,118        $11,819
Jan-98    $11,911        $11,722
Jan-98    $11,414        $11,374
Jan-98    $11,671        $11,515
Jan-98    $11,887        $11,674
Jan-98    $11,950        $11,745
Jan-98    $11,818        $11,657
Jan-98    $12,034        $11,789
Jan-98    $12,299        $11,998
Jan-98    $12,142        $11,902
Jan-98    $11,999        $11,807
Jan-98    $11,964        $11,741
Jan-98    $11,954        $11,733
Jan-98    $12,115        $11,881
Jan-98    $12,251        $11,984
Jan-98    $12,331        $12,083
Jan-98    $12,343        $12,019
Feb-98    $12,612        $12,276
Feb-98    $12,709        $12,334
Feb-98    $12,691        $12,345
Feb-98    $12,688        $12,304
Feb-98    $12,841        $12,413
Feb-98    $12,781        $12,392
Feb-98    $12,936        $12,494
Feb-98    $12,934        $12,506
Feb-98    $12,980        $12,557
Feb-98    $12,909        $12,507
Feb-98    $12,995        $12,540
Feb-98    $13,121        $12,654
Feb-98    $13,047        $12,607
Feb-98    $13,161        $12,680
Feb-98    $13,221        $12,728
Feb-98    $13,101        $12,635
Feb-98    $13,294        $12,787
Feb-98    $13,403        $12,857
Feb-98    $13,379        $12,866
Mar-98    $13,369        $12,845
Mar-98    $13,469        $12,898
Mar-98    $13,339        $12,841
Mar-98    $13,191        $12,690
Mar-98    $13,500        $12,943
Mar-98    $13,445        $12,902
Mar-98    $13,623        $13,048
Mar-98    $13,684        $13,100
Mar-98    $13,746        $13,118
Mar-98    $13,696        $13,102
Mar-98    $13,874        $13,233
Mar-98    $13,916        $13,247
Mar-98    $13,973        $13,309
Mar-98    $14,036        $13,361
Mar-98    $14,186        $13,476
Mar-98    $14,138        $13,432
Mar-98    $14,284        $13,556
Mar-98    $14,227        $13,510
Mar-98    $14,182        $13,496
Mar-98    $14,127        $13,431
Mar-98    $14,105        $13,408
Mar-98    $14,186        $13,508
Apr-98    $14,308        $13,587
Apr-98    $14,515        $13,732
Apr-98    $14,578        $13,765
Apr-98    $14,453        $13,749
Apr-98    $14,324        $13,604
Apr-98    $14,205        $13,507
Apr-98    $14,336        $13,617
Apr-98    $14,297        $13,605
Apr-98    $14,429        $13,680
Apr-98    $14,479        $13,724
Apr-98    $14,274        $13,587
Apr-98    $14,515        $13,765
Apr-98    $14,492        $13,777
Apr-98    $14,595        $13,810
Apr-98    $14,618        $13,854
Apr-98    $14,448        $13,727
Apr-98    $14,227        $13,584
Apr-98    $13,918        $13,322
Apr-98    $13,880        $13,304
Apr-98    $13,968        $13,421
Apr-98    $14,327        $13,631
May-98    $14,530        $13,744
May-98    $14,496        $13,757
May-98    $14,336        $13,679
May-98    $14,076        $13,547
May-98    $13,899        $13,427
May-98    $14,239        $13,586
May-98    $14,184        $13,568
May-98    $14,373        $13,680
May-98    $14,410        $13,718
May-98    $14,323        $13,700
May-98    $14,188        $13,594
May-98    $14,118        $13,558
May-98    $14,263        $13,603
May-98    $14,437        $13,720
May-98    $14,316        $13,666
May-98    $14,233        $13,615
May-98    $13,822        $13,413
May-98    $13,904        $13,391
May-98    $13,975        $13,457
May-98    $13,779        $13,374
Jun-98    $13,865        $13,376
Jun-98    $13,871        $13,401
Jun-98    $13,528        $13,275
Jun-98    $13,913        $13,423
Jun-98    $14,298        $13,657
Jun-98    $14,284        $13,679
Jun-98    $14,335        $13,712
Jun-98    $14,210        $13,637
Jun-98    $13,793        $13,420
Jun-98    $13,966        $13,472
Jun-98    $13,425        $13,205
Jun-98    $13,703        $13,335
Jun-98    $14,143        $13,574
Jun-98    $14,069        $13,565
Jun-98    $13,950        $13,495
Jun-98    $14,038        $13,526
Jun-98    $14,301        $13,726
Jun-98    $14,605        $13,890
Jun-98    $14,571        $13,846
Jun-98    $14,657        $13,894
Jun-98    $14,742        $13,959
Jun-98    $14,573        $13,902
Jul-98    $14,839        $14,082
Jul-98    $14,873        $14,056
Jul-98    $15,104        $14,189
Jul-98    $15,063        $14,157
Jul-98    $15,214        $14,300
Jul-98    $15,063        $14,205
Jul-98    $15,169        $14,275
Jul-98    $15,199        $14,286
Jul-98    $15,444        $14,438
Jul-98    $15,392        $14,404
Jul-98    $15,550        $14,517
Jul-98    $15,598        $14,550
Jul-98    $15,600        $14,518
Jul-98    $15,179        $14,284
Jul-98    $15,162        $14,272
Jul-98    $14,664        $13,974
Jul-98    $14,678        $13,987
Jul-98    $14,790        $14,066
Jul-98    $14,433        $13,857
Jul-98    $14,308        $13,796
Jul-98    $14,645        $14,012
Jul-98    $14,202        $13,740
Aug-98    $14,092        $13,639
Aug-98    $13,255        $13,145
Aug-98    $13,526        $13,259
Aug-98    $13,621        $13,360
Aug-98    $13,652        $13,357
Aug-98    $13,535        $13,280
Aug-98    $13,198        $13,106
Aug-98    $13,566        $13,293
Aug-98    $13,271        $13,179
Aug-98    $13,033        $13,030
Aug-98    $13,447        $13,286
Aug-98    $13,848        $13,501
Aug-98    $13,766        $13,463
Aug-98    $13,608        $13,384
Aug-98    $13,465        $13,256
Aug-98    $13,584        $13,341
Aug-98    $13,609        $13,399
Aug-98    $13,478        $13,293
Aug-98    $12,493        $12,783
Aug-98    $12,439        $12,595
Aug-98    $11,004        $11,740
Sep-98    $11,792        $12,190
Sep-98    $11,645        $12,144
Sep-98    $11,521        $12,043
Sep-98    $11,367        $11,940
Sep-98    $12,269        $12,548
Sep-98    $11,872        $12,337
Sep-98    $11,263        $12,018
Sep-98    $12,040        $12,372
Sep-98    $12,354        $12,625
Sep-98    $12,466        $12,723
Sep-98    $12,669        $12,818
Sep-98    $12,152        $12,492
Sep-98    $12,178        $12,507
Sep-98    $12,170        $12,554
Sep-98    $12,330        $12,626
Sep-98    $13,018        $13,071
Sep-98    $12,575        $12,784
Sep-98    $12,525        $12,809
Sep-98    $12,746        $12,858
Sep-98    $12,644        $12,862
Sep-98    $12,071        $12,470
Oct-98    $11,524        $12,094
Oct-98    $11,846        $12,292
Oct-98    $11,504        $12,120
Oct-98    $11,506        $12,072
Oct-98    $11,239        $11,901
Oct-98    $11,069        $11,763
Oct-98    $11,452        $12,068
Oct-98    $11,692        $12,233
Oct-98    $11,653        $12,197
Oct-98    $11,798        $12,328
Oct-98    $12,747        $12,843
Oct-98    $12,786        $12,952
Oct-98    $12,843        $13,026
Oct-98    $12,925        $13,044
Oct-98    $12,900        $13,118
Oct-98    $13,152        $13,223
Oct-98    $12,925        $13,127
Oct-98    $13,044        $13,147
Oct-98    $12,925        $13,062
Oct-98    $12,864        $13,095
Oct-98    $13,322        $13,314
Oct-98    $13,476        $13,470
Nov-98    $13,769        $13,629
Nov-98    $13,637        $13,620
Nov-98    $13,836        $13,716
Nov-98    $14,137        $13,900
Nov-98    $14,274        $13,989
Nov-98    $14,058        $13,857
Nov-98    $13,918        $13,833
Nov-98    $13,867        $13,744
Nov-98    $13,824        $13,704
Nov-98    $14,002        $13,802
Nov-98    $14,170        $13,926
Nov-98    $14,192        $13,969
Nov-98    $14,313        $14,032
Nov-98    $14,476        $14,132
Nov-98    $14,640        $14,266
Nov-98    $15,143        $14,568
Nov-98    $15,003        $14,504
Nov-98    $14,991        $14,552
Nov-98    $15,144        $14,618
Nov-98    $14,539        $14,267
Dec-98    $14,765        $14,410
Dec-98    $14,728        $14,360
Dec-98    $14,358        $14,101
Dec-98    $14,862        $14,428
Dec-98    $14,998        $14,562
Dec-98    $14,878        $14,484
Dec-98    $14,934        $14,510
Dec-98    $14,593        $14,284
Dec-98    $14,541        $14,302
Dec-98    $14,036        $13,992
Dec-98    $14,528        $14,257
Dec-98    $14,524        $14,246
Dec-98    $14,852        $14,467
Dec-98    $14,946        $14,566
Dec-98    $15,276        $14,748
Dec-98    $15,307        $14,757
Dec-98    $15,832        $15,063
Dec-98    $15,772        $15,035
Dec-98    $15,658        $15,025
Dec-98    $16,062        $15,225
Dec-98    $15,822        $15,104
Dec-98    $15,882        $15,071
Jan-99    $15,795        $15,057
Jan-99    $16,025        $15,262
Jan-99    $16,549        $15,600
Jan-99    $16,500        $15,568
Jan-99    $16,680        $15,633
Jan-99    $16,425        $15,496
Jan-99    $15,980        $15,197
Jan-99    $15,745        $15,134
Jan-99    $15,362        $14,862
Jan-99    $15,928        $15,243
Jan-99    $16,083        $15,337
Jan-99    $16,293        $15,407
Jan-99    $15,612        $15,144
Jan-99    $15,625        $15,022
Jan-99    $15,841        $15,129
Jan-99    $16,263        $15,354
Jan-99    $15,953        $15,242
Jan-99    $16,274        $15,514
Jan-99    $16,551        $15,689
Feb-99    $16,411        $15,608
Feb-99    $16,242        $15,473
Feb-99    $16,495        $15,596
Feb-99    $16,136        $15,307
Feb-99    $15,811        $15,196
Feb-99    $15,882        $15,249
Feb-99    $15,346        $14,911
Feb-99    $15,467        $15,001
Feb-99    $16,174        $15,375
Feb-99    $15,739        $15,082
Feb-99    $15,794        $15,226
Feb-99    $15,556        $15,007
Feb-99    $15,729        $15,170
Feb-99    $15,826        $15,193
Feb-99    $16,419        $15,597
Feb-99    $16,437        $15,585
Feb-99    $16,006        $15,368
Feb-99    $15,781        $15,265
Feb-99    $15,663        $15,183
Mar-99    $15,733        $15,156
Mar-99    $15,551        $15,025
Mar-99    $15,638        $15,052
Mar-99    $15,942        $15,285
Mar-99    $16,506        $15,638
Mar-99    $16,606        $15,727
Mar-99    $16,538        $15,692
Mar-99    $16,717        $15,777
Mar-99    $17,021        $15,910
Mar-99    $16,765        $15,872
Mar-99    $17,066        $16,028
Mar-99    $17,059        $16,017
Mar-99    $16,922        $15,912
Mar-99    $17,293        $16,142
Mar-99    $16,879        $15,930
Mar-99    $16,922        $15,902
Mar-99    $16,184        $15,475
Mar-99    $16,313        $15,554
Mar-99    $16,781        $15,816
Mar-99    $16,659        $15,728
Mar-99    $17,092        $16,063
Mar-99    $16,978        $15,948
Mar-99    $16,599        $15,772
Apr-99    $16,764        $15,862
Apr-99    $16,764        $15,862
Apr-99    $17,350        $16,198
Apr-99    $17,275        $16,158
Apr-99    $17,454        $16,268
Apr-99    $17,803        $16,478
Apr-99    $17,860        $16,532
Apr-99    $18,114        $16,658
Apr-99    $17,920        $16,550
Apr-99    $17,459        $16,287
Apr-99    $17,363        $16,219
Apr-99    $17,243        $16,172
Apr-99    $16,703        $15,810
Apr-99    $16,987        $16,014
Apr-99    $17,640        $16,382
Apr-99    $18,071        $16,660
Apr-99    $18,019        $16,636
Apr-99    $18,102        $16,675
Apr-99    $18,191        $16,709
Apr-99    $17,909        $16,563
Apr-99    $17,695        $16,464
Apr-99    $17,481        $16,370
May-99    $17,923        $16,609
May-99    $17,530        $16,331
May-99    $17,770        $16,519
May-99    $17,540        $16,332
May-99    $17,760        $16,491
May-99    $17,640        $16,433
May-99    $17,910        $16,621
May-99    $18,120        $16,723
May-99    $18,200        $16,767
May-99    $17,580        $16,402
May-99    $17,600        $16,423
May-99    $17,520        $16,347
May-99    $17,720        $16,481
May-99    $17,600        $16,415
May-99    $17,420        $16,310
May-99    $16,970        $16,024
May-99    $16,480        $15,748
May-99    $16,860        $15,997
May-99    $16,430        $15,711
May-99    $16,770        $15,961
Jun-99    $16,680        $15,868
Jun-99    $16,680        $15,875
Jun-99    $16,810        $15,933
Jun-99    $17,320        $16,279
Jun-99    $17,420        $16,362
Jun-99    $17,150        $16,151
Jun-99    $17,120        $16,167
Jun-99    $16,850        $15,973
Jun-99    $16,660        $15,861
Jun-99    $16,670        $15,865
Jun-99    $16,840        $15,953
Jun-99    $17,360        $16,312
Jun-99    $17,580        $16,428
Jun-99    $17,610        $16,464
Jun-99    $17,720        $16,540
Jun-99    $17,480        $16,379
Jun-99    $17,360        $16,344
Jun-99    $17,080        $16,132
Jun-99    $17,080        $16,127
Jun-99    $17,380        $16,323
Jun-99    $17,700        $16,570
Jun-99    $18,070        $16,830
Jul-99    $18,340        $16,931
Jul-99    $18,560        $17,057
Jul-99    $18,490        $17,019
Jul-99    $18,590        $17,114
Jul-99    $18,580        $17,096
Jul-99    $18,730        $17,205
Jul-99    $18,670        $17,154
Jul-99    $18,560        $17,086
Jul-99    $18,630        $17,142
Jul-99    $18,870        $17,283
Jul-99    $19,060        $17,395
Jul-99    $18,850        $17,259
Jul-99    $18,190        $16,884
Jul-99    $18,210        $16,911
Jul-99    $17,860        $16,686
Jul-99    $17,780        $16,637
Jul-99    $17,600        $16,524
Jul-99    $17,900        $16,709
Jul-99    $17,970        $16,741
Jul-99    $17,490        $16,442
Jul-99    $17,200        $16,291
Aug-99    $17,210        $16,283
Aug-99    $17,080        $16,211
Aug-99    $16,720        $16,004
Aug-99    $16,910        $16,107
Aug-99    $16,650        $15,942
Aug-99    $16,620        $15,912
Aug-99    $16,310        $15,711
Aug-99    $16,660        $15,962
Aug-99    $16,610        $15,916
Aug-99    $17,190        $16,278
Aug-99    $17,270        $16,316
Aug-99    $17,490        $16,480
Aug-99    $17,250        $16,341
Aug-99    $17,090        $16,228
Aug-99    $17,310        $16,388
Aug-99    $17,800        $16,677
Aug-99    $17,850        $16,717
Aug-99    $18,200        $16,942
Aug-99    $17,830        $16,699
Aug-99    $17,560        $16,531
Aug-99    $17,050        $16,233
Aug-99    $16,970        $16,189
Sep-99    $17,200        $16,320
Sep-99    $16,930        $16,173
Sep-99    $17,730        $16,641
Sep-99    $17,560        $16,557
Sep-99    $17,410        $16,480
Sep-99    $17,458        $16,523
Sep-99    $17,595        $16,572
Sep-99    $17,437        $16,480
Sep-99    $17,268        $16,384
Sep-99    $16,889        $16,159
Sep-99    $16,899        $16,165
Sep-99    $17,226        $16,373
Sep-99    $17,226        $16,374
Sep-99    $16,657        $16,032
Sep-99    $16,720        $16,068
Sep-99    $16,108        $15,703
Sep-99    $16,087        $15,661
Sep-99    $16,193        $15,734
Sep-99    $16,161        $15,721
Jun-99    $15,898        $16,570
Sep-99    $16,182        $15,727
Oct-99    $16,182        $15,728
Oct-99    $16,604        $15,995
Oct-99    $16,572        $15,955
Oct-99    $16,952        $16,250
Oct-99    $16,857        $16,155
Oct-99    $17,184        $16,380
Oct-99    $17,163        $16,370
Oct-99    $16,762        $16,099
Oct-99    $16,130        $15,762
Oct-99    $16,119        $15,736
Oct-99    $15,455        $15,294
Oct-99    $15,602        $15,376
Oct-99    $15,718        $15,465
Oct-99    $16,214        $15,809
Oct-99    $16,140        $15,738
Oct-99    $16,435        $15,959
Oct-99    $16,309        $15,861
Oct-99    $16,045        $15,717
Oct-99    $16,372        $15,898
Oct-99    $17,268        $16,459
Oct-99    $17,669        $16,710
Nov-99    $17,489        $16,602
Nov-99    $17,310        $16,524
Nov-99    $17,447        $16,612
Nov-99    $17,605        $16,707
Nov-99    $17,785        $16,800
Nov-99    $17,901        $16,883
Nov-99    $17,669        $16,739
Nov-99    $17,827        $16,839
Nov-99    $17,964        $16,938
Nov-99    $18,280        $17,117
Nov-99    $18,270        $17,096
Nov-99    $18,797        $17,410
Nov-99    $18,586        $17,296
Nov-99    $18,818        $17,471
Nov-99    $18,776        $17,435
Nov-99    $18,754        $17,422
Nov-99    $18,449        $17,222
Nov-99    $18,670        $17,374
Nov-99    $18,617        $17,369
Nov-99    $18,459        $17,261
Nov-99    $18,069        $17,031
Dec-99    $18,280        $17,137
Dec-99    $18,491        $17,276
Dec-99    $18,986        $17,573
Dec-99    $18,744        $17,451
Dec-99    $18,565        $17,277
Dec-99    $18,364        $17,212
Dec-99    $18,449        $17,264
Dec-99    $18,617        $17,374
Dec-99    $18,639        $17,351
Dec-99    $18,375        $17,204
Dec-99    $18,523        $17,328
Dec-99    $18,660        $17,395
Dec-99    $18,765        $17,423
Dec-99    $18,617        $17,387
Dec-99    $18,955        $17,575
Dec-99    $18,986        $17,608
Dec-99    $19,440        $17,880
Dec-99    $19,387        $17,865
Dec-99    $19,450        $17,872
Dec-99    $19,492        $17,943
Dec-99    $19,471        $17,955
Dec-99    $19,577        $18,014
Jan-00    $19,261        $17,842
Jan-00    $18,154        $17,158
Jan-00    $18,217        $17,191
Jan-00    $18,164        $17,207
Jan-00    $19,008        $17,673
Jan-00    $19,292        $17,871
Jan-00    $18,923        $17,638
Jan-00    $18,754        $17,560
Jan-00    $19,102        $17,774
Jan-00    $19,461        $17,964
Jan-00    $19,229        $17,841
Jan-00    $19,261        $17,850
Jan-00    $18,997        $17,724
Jan-00    $18,955        $17,672
Jan-00    $18,143        $17,188
Jan-00    $18,301        $17,288
Jan-00    $18,217        $17,215
Jan-00    $18,122        $17,147
Jan-00    $17,300        $16,676
Jan-00    $17,911        $17,097
Feb-00    $18,248        $17,279
Feb-00    $18,217        $17,277
Feb-00    $18,575        $17,471
Feb-00    $18,565        $17,464
Feb-00    $18,523        $17,447
Feb-00    $18,881        $17,677
Feb-00    $18,301        $17,308
Feb-00    $18,354        $17,371
Feb-00    $17,837        $17,007
Feb-00    $17,890        $17,042
Feb-00    $18,133        $17,190
Feb-00    $17,806        $17,014
Feb-00    $17,742        $17,021
Feb-00    $17,057        $16,504
Feb-00    $17,089        $16,578
Feb-00    $17,300        $16,683
Feb-00    $17,089        $16,594
Feb-00    $16,804        $16,348
Feb-00    $17,005        $16,528
Feb-00    $17,384        $16,753
Mar-00    $17,605        $16,910
Mar-00    $17,679        $16,941
Mar-00    $18,196        $17,277
Mar-00    $17,837        $17,058
Mar-00    $17,142        $16,621
Mar-00    $17,352        $16,757
Mar-00    $18,006        $17,186
Mar-00    $17,932        $17,104
Mar-00    $17,669        $16,964
Mar-00    $17,236        $16,664
Mar-00    $17,816        $17,068
Mar-00    $19,134        $17,882
Mar-00    $19,261        $17,955
Mar-00    $19,092        $17,859
Mar-00    $19,809        $18,316
Mar-00    $19,893        $18,399
Mar-00    $20,473        $18,726
Mar-00    $20,568        $18,728
Mar-00    $20,325        $18,683
Mar-00    $20,072        $18,486
Mar-00    $20,136        $18,495
Mar-00    $19,629        $18,243
Mar-00    $19,893        $18,374
Apr-00    $20,083        $18,464
Apr-00    $19,872        $18,326
Apr-00    $19,651        $18,236
Apr-00    $19,914        $18,407
Apr-00    $20,230        $18,591
Apr-00    $19,988        $18,446
Apr-00    $19,935        $18,398
Apr-00    $19,134        $17,988
Apr-00    $18,681        $17,662
Apr-00    $16,920        $16,641
Apr-00    $17,837        $17,183
Apr-00    $18,607        $17,675
Apr-00    $18,386        $17,502
Apr-00    $18,491        $17,588
Apr-00    $18,375        $17,531
Apr-00    $19,303        $18,114
Apr-00    $18,986        $17,913
Apr-00    $18,997        $17,961
Apr-00    $18,797        $17,808
May-00    $19,092        $18,002
May-00    $18,660        $17,732
May-00    $18,343        $17,350
May-00    $17,964        $17,280
May-00    $18,375        $17,565
May-00    $18,206        $17,461
May-00    $18,006        $17,314
May-00    $17,426        $16,957
May-00    $17,922        $17,261
May-00    $18,185        $17,422
May-00    $18,733        $17,807
May-00    $19,018        $17,975
May-00    $18,712        $17,751
May-00    $18,470        $17,621
May-00    $17,879        $17,250
May-00    $17,742        $17,174
May-00    $17,279        $16,844
May-00    $17,711        $17,153
May-00    $17,426        $16,938
May-00    $17,352        $16,895
May-00    $18,175        $17,440
May-00    $18,080        $17,417
Jun-00    $18,617        $17,763
Jun-00    $19,176        $18,112
Jun-00    $19,018        $17,994
Jun-00    $18,839        $17,874
Jun-00    $19,081        $18,040
Jun-00    $18,892        $17,921
Jun-00    $18,828        $17,863
Jun-00    $18,596        $17,729
Jun-00    $19,029        $18,016
Jun-00    $19,039        $18,030
Jun-00    $19,145        $18,129
Jun-00    $18,955        $17,955
Jun-00    $19,324        $18,219
Jun-00    $19,145        $18,096
Jun-00    $19,145        $18,135
Jun-00    $18,670        $17,805
Jun-00    $18,449        $17,673
Jun-00    $18,712        $17,842
Jun-00    $18,639        $17,785
Jun-00    $18,670        $17,837
Jun-00    $18,396        $17,685
Jun-00    $18,575        $17,834
Jul-00    $18,934        $18,015
Jul-00    $18,480        $17,732
Jul-00    $18,681        $17,860
Jul-00    $19,113        $18,132
Jul-00    $19,050        $18,092
Jul-00    $19,145        $18,156
Jul-00    $19,366        $18,304
Jul-00    $19,429        $18,340
Jul-00    $19,672        $18,513
Jul-00    $19,682        $18,520
Jul-00    $19,387        $18,314
Jul-00    $19,166        $18,170
Jul-00    $19,440        $18,335
Jul-00    $19,102        $18,148
Jul-00    $18,776        $17,953
Jul-00    $18,944        $18,078
Jul-00    $18,617        $17,808
Jul-00    $18,501        $17,773
Jul-00    $17,922        $17,409
Jul-00    $18,038        $17,543
Aug-00    $18,196        $17,632
Aug-00    $18,291        $17,639
Aug-00    $18,501        $17,809
Aug-00    $18,681        $17,936
Aug-00    $19,029        $18,137
Aug-00    $19,092        $18,180
Aug-00    $18,913        $18,058
Aug-00    $18,670        $17,904
Aug-00    $18,870        $18,046
Aug-00    $19,250        $18,287
Aug-00    $19,155        $18,200
Aug-00    $19,018        $18,144
Aug-00    $19,334        $18,343
Aug-00    $19,261        $18,289
Aug-00    $19,398        $18,385
Aug-00    $19,387        $18,368
Aug-00    $19,503        $18,464
Aug-00    $19,556        $18,493
Aug-00    $19,535        $18,470
Aug-00    $19,682        $18,564
Aug-00    $19,577        $18,512
Aug-00    $19,398        $18,423
Aug-00    $19,714        $18,608
Sep-00    $19,788        $18,646
Sep-00    $19,514        $18,478
Sep-00    $19,197        $18,296
Sep-00    $19,398        $18,422
Sep-00    $19,208        $18,323
Sep-00    $19,123        $18,259
Sep-00    $18,983        $18,170
Sep-00    $19,050        $18,206
Sep-00    $18,949        $18,156
Sep-00    $18,657        $17,972
Sep-00    $18,264        $17,711
Sep-00    $18,523        $17,899
Sep-00    $18,354        $17,794
Sep-00    $18,332        $17,766
Sep-00    $18,332        $17,762
Sep-00    $18,141        $17,643
Sep-00    $17,916        $17,498
Sep-00    $17,871        $17,491
Sep-00    $18,478        $17,880
Sep-00    $18,051        $17,612
Oct-00    $18,040        $17,609
Oct-00    $17,781        $17,489
Oct-00    $18,006        $17,586
Oct-00    $18,051        $17,610
Oct-00    $17,500        $17,275
Oct-00    $17,377        $17,190
Oct-00    $17,096        $16,992
Oct-00    $16,635        $16,731
Oct-00    $16,018        $16,304
Oct-00    $16,804        $16,848
Oct-00    $16,860        $16,854
Oct-00    $16,377        $16,551
Oct-00    $16,209        $16,455
Oct-00    $17,062        $17,027
Oct-00    $17,220        $17,127
Oct-00    $17,242        $17,113
Oct-00    $17,298        $17,142
Oct-00    $16,613        $16,735
Oct-00    $16,579        $16,729
Oct-00    $16,939        $16,914
Oct-00    $17,253        $17,148
Oct-00    $17,781        $17,525
Nov-00    $17,646        $17,425
Nov-00    $17,804        $17,512
Nov-00    $17,748        $17,492
Nov-00    $17,860        $17,560
Nov-00    $17,826        $17,556
Nov-00    $17,366        $17,279
Nov-00    $17,208        $17,167
Nov-00    $16,579        $16,748
Nov-00    $16,310        $16,567
Nov-00    $16,916        $16,956
Nov-00    $17,029        $17,040
Nov-00    $16,692        $16,825
Nov-00    $16,647        $16,769
Nov-00    $16,141        $16,461
Nov-00    $16,197        $16,519
Nov-00    $15,748        $16,213
Nov-00    $16,096        $16,451
Nov-00    $16,298        $16,539
Nov-00    $15,995        $16,381
Nov-00    $16,085        $16,453
Nov-00    $15,535        $16,122
Dec-00    $15,636        $16,126
Dec-00    $15,815        $16,245
Dec-00    $16,737        $16,877
Dec-00    $16,254        $16,570
Dec-00    $16,119        $16,473
Dec-00    $16,602        $16,796
Dec-00    $16,759        $16,922
Dec-00    $16,635        $16,812
Dec-00    $16,411        $16,674
Dec-00    $16,018        $16,441
Dec-00    $15,535        $16,088
Dec-00    $15,714        $16,218
Dec-00    $15,377        $16,007
Dec-00    $14,659        $15,506
Dec-00    $14,838        $15,631
Dec-00    $15,434        $16,012
Dec-00    $15,613        $16,012
Dec-00    $15,613        $16,125
Dec-00    $15,827        $16,293
Dec-00    $15,894        $16,358
Dec-00    $15,602        $16,187

------------------------------------------------------------------------------------------------------
                                                              TOTAL ANNUALIZED INVESTMENT RETURNS
                                                          --------------------------------------------
                                                          FISCAL YEAR ENDED   SINCE INCEPTION (5-7-97)
                                                              12-31-00              TO 12-31-00
------------------------------------------------------------------------------------------------------
Nova Fund                                                          -20.30%             12.94%
S&P 500 Index                                                      -10.14%             14.11%
------------------------------------------------------------------------------------------------------

FOR PERIODS PRIOR TO NOVEMBER 1998, THE FUND'S PERFORMANCE REFLECTED INSURANCE RELATED CHARGES THAT HAD THE EFFECT OF REDUCING RETURNS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

URSA FUND

BENCHMARK: 100% INVERSE OF THE STANDARD & POOR'S 500-TM- INDEX.

The VA Ursa Fund is designed to be 100% short the market at all times. To achieve its objective, the fund sold S&P 500 futures contracts and purchased put and call options on the S&P 500 futures contract. The VA Ursa Fund posted a 16.05% total return for the period, compared to -10.14% return for the benchmark. The fund's return exceeded that of its benchmark due to the compounding of negative returns from its short positions.

         CUMULATIVE FUND PERFORMANCE: JUNE 10, 1997--DECEMBER 31, 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        URSA FUND  S&P 500 INDEX
Jun-97    $10,000        $10,000
Jun-97     $9,977        $10,050
Jun-97     $9,785        $10,210
Jun-97     $9,697        $10,324
Jun-97     $9,693        $10,331
Jun-97     $9,705        $10,337
Jun-97     $9,738        $10,275
Jun-97     $9,637        $10,378
Jun-97     $9,707        $10,386
Jun-97     $9,910        $10,154
Jun-97     $9,695        $10,359
Jun-97     $9,767        $10,274
Jun-97     $9,799        $10,213
Jun-97     $9,759        $10,255
Jun-97     $9,824        $10,230
Jul-97     $9,710        $10,298
Jul-97     $9,549        $10,448
Jul-97     $9,413        $10,597
Jul-97     $9,503        $10,542
Jul-97     $9,403        $10,618
Jul-97     $9,501        $10,489
Jul-97     $9,458        $10,561
Jul-97     $9,424        $10,594
Jul-97     $9,395        $10,614
Jul-97     $9,346        $10,699
Jul-97     $9,221        $10,824
Jul-97     $9,266        $10,767
Jul-97     $9,481        $10,578
Jul-97     $9,456        $10,551
Jul-97     $9,208        $10,794
Jul-97     $9,212        $10,824
Jul-97     $9,171        $10,867
Jul-97     $9,173        $10,850
Jul-97     $9,177        $10,823
Jul-97     $9,146        $10,890
Jul-97     $9,035        $11,006
Jul-97     $9,043        $11,029
Aug-97     $9,075        $10,946
Aug-97     $9,051        $10,983
Aug-97     $9,044        $11,007
Aug-97     $8,970        $11,099
Aug-97     $9,037        $10,993
Aug-97     $9,217        $10,789
Aug-97     $9,149        $10,829
Aug-97     $9,295        $10,708
Aug-97     $9,321        $10,656
Aug-97     $9,286        $10,688
Aug-97     $9,566        $10,411
Aug-97     $9,347        $10,546
Aug-97     $9,235        $10,702
Aug-97     $9,106        $10,856
Aug-97     $9,264        $10,691
Aug-97     $9,268        $10,673
Aug-97     $9,289        $10,634
Aug-97     $9,445        $10,552
Aug-97     $9,389        $10,560
Aug-97     $9,519        $10,444
Aug-97     $9,482        $10,395
Sep-97     $9,174        $10,720
Sep-97     $9,228        $10,723
Sep-97     $9,170        $10,758
Sep-97     $9,184        $10,737
Sep-97     $9,159        $10,762
Sep-97     $9,156        $10,790
Sep-97     $9,346        $10,621
Sep-97     $9,384        $10,547
Sep-97     $9,243        $10,678
Sep-97     $9,273        $10,630
Sep-97     $9,039        $10,929
Sep-97     $9,032        $10,898
Sep-97     $9,006        $10,948
Sep-97     $8,999        $10,985
Sep-97     $8,945        $11,042
Sep-97     $8,986        $11,002
Sep-97     $9,047        $10,915
Sep-97     $9,104        $10,840
Sep-97     $9,037        $10,924
Sep-97     $8,959        $11,018
Sep-97     $9,058        $10,948
Oct-97     $8,951        $11,042
Oct-97     $8,901        $11,100
Oct-97     $8,848        $11,153
Oct-97     $8,792        $11,241
Oct-97     $8,715        $11,362
Oct-97     $8,780        $11,255
Oct-97     $8,800        $11,218
Oct-97     $8,818        $11,175
Oct-97     $8,812        $11,188
Oct-97     $8,808        $11,214
Oct-97     $8,831        $11,161
Oct-97     $8,965        $11,040
Oct-97     $9,053        $10,912
Oct-97     $8,931        $11,044
Oct-97     $8,767        $11,237
Oct-97     $8,820        $11,193
Oct-97     $8,983        $10,987
Oct-97     $9,080        $10,883
Oct-97     $9,733        $10,135
Oct-97     $9,168        $10,647
Oct-97     $9,185        $10,623
Oct-97     $9,375        $10,444
Oct-97     $9,165        $10,570
Nov-97     $8,937        $10,852
Nov-97     $8,965        $10,872
Nov-97     $8,931        $10,896
Nov-97     $8,963        $10,841
Nov-97     $9,060        $10,719
Nov-97     $9,113        $10,646
Nov-97     $9,102        $10,676
Nov-97     $9,269        $10,470
Nov-97     $9,146        $10,594
Nov-97     $9,029        $10,729
Nov-97     $8,865        $10,935
Nov-97     $8,915        $10,843
Nov-97     $8,865        $10,917
Nov-97     $8,729        $11,083
Nov-97     $8,672        $11,131
Nov-97     $8,841        $10,941
Nov-97     $8,820        $10,989
Nov-97     $8,790        $10,998
Nov-97     $8,786        $11,042
Dec-97     $8,564        $11,266
Dec-97     $8,606        $11,230
Dec-97     $8,581        $11,289
Dec-97     $8,588        $11,246
Dec-97     $8,490        $11,370
Dec-97     $8,512        $11,353
Dec-97     $8,552        $11,277
Dec-97     $8,637        $11,208
Dec-97     $8,785        $11,036
Dec-97     $8,771        $11,018
Dec-97     $8,691        $11,134
Dec-97     $8,637        $11,188
Dec-97     $8,682        $11,159
Dec-97     $8,768        $11,040
Dec-97     $8,870        $10,942
Dec-97     $8,815        $11,022
Dec-97     $8,969        $10,853
Dec-97     $9,003        $10,779
Dec-97     $8,959        $10,823
Dec-97     $8,780        $11,018
Dec-97     $8,647        $11,220
Dec-97     $8,652        $11,215
Jan-98     $8,606        $11,268
Jan-98     $8,586        $11,292
Jan-98     $8,723        $11,171
Jan-98     $8,694        $11,141
Jan-98     $8,793        $11,049
Jan-98     $9,090        $10,721
Jan-98     $8,926        $10,855
Jan-98     $8,799        $11,004
Jan-98     $8,761        $11,071
Jan-98     $8,834        $10,988
Jan-98     $8,709        $11,112
Jan-98     $8,564        $11,310
Jan-98     $8,648        $11,219
Jan-98     $8,726        $11,130
Jan-98     $8,741        $11,067
Jan-98     $8,747        $11,060
Jan-98     $8,657        $11,199
Jan-98     $8,581        $11,297
Jan-98     $8,537        $11,389
Jan-98     $8,531        $11,329
Feb-98     $8,391        $11,572
Feb-98     $8,333        $11,626
Feb-98     $8,341        $11,637
Feb-98     $8,345        $11,598
Feb-98     $8,260        $11,701
Feb-98     $8,290        $11,681
Feb-98     $8,214        $11,777
Feb-98     $8,218        $11,788
Feb-98     $8,187        $11,836
Feb-98     $8,227        $11,789
Feb-98     $8,185        $11,820
Feb-98     $8,117        $11,928
Feb-98     $8,156        $11,884
Feb-98     $8,099        $11,952
Feb-98     $8,069        $11,998
Feb-98     $8,129        $11,910
Feb-98     $8,033        $12,053
Feb-98     $7,986        $12,120
Feb-98     $7,992        $12,127
Mar-98     $8,001        $12,108
Mar-98     $7,957        $12,158
Mar-98     $8,007        $12,104
Mar-98     $8,078        $11,962
Mar-98     $7,922        $12,201
Mar-98     $7,950        $12,162
Mar-98     $7,871        $12,300
Mar-98     $7,850        $12,348
Mar-98     $7,820        $12,365
Mar-98     $7,844        $12,350
Mar-98     $7,762        $12,473
Mar-98     $7,741        $12,487
Mar-98     $7,714        $12,545
Mar-98     $7,690        $12,594
Mar-98     $7,643        $12,703
Mar-98     $7,662        $12,661
Mar-98     $7,599        $12,778
Mar-98     $7,624        $12,735
Mar-98     $7,637        $12,722
Mar-98     $7,664        $12,660
Mar-98     $7,673        $12,638
Mar-98     $7,642        $12,733
Apr-98     $7,586        $12,807
Apr-98     $7,502        $12,944
Apr-98     $7,470        $12,975
Apr-98     $7,525        $12,960
Apr-98     $7,584        $12,823
Apr-98     $7,629        $12,732
Apr-98     $7,575        $12,836
Apr-98     $7,594        $12,825
Apr-98     $7,536        $12,895
Apr-98     $7,515        $12,936
Apr-98     $7,601        $12,807
Apr-98     $7,499        $12,975
Apr-98     $7,506        $12,986
Apr-98     $7,466        $13,017
Apr-98     $7,454        $13,060
Apr-98     $7,522        $12,939
Apr-98     $7,608        $12,804
Apr-98     $7,743        $12,557
Apr-98     $7,758        $12,541
Apr-98     $7,711        $12,651
Apr-98     $7,574        $12,849
May-98     $7,495        $12,955
May-98     $7,510        $12,968
May-98     $7,561        $12,894
May-98     $7,651        $12,770
May-98     $7,710        $12,657
May-98     $7,588        $12,807
May-98     $7,606        $12,790
May-98     $7,539        $12,895
May-98     $7,522        $12,931
May-98     $7,558        $12,914
May-98     $7,604        $12,814
May-98     $7,630        $12,780
May-98     $7,581        $12,823
May-98     $7,515        $12,933
May-98     $7,558        $12,882
May-98     $7,587        $12,834
May-98     $7,725        $12,644
May-98     $7,702        $12,623
May-98     $7,671        $12,685
May-98     $7,740        $12,607
Jun-98     $7,710        $12,609
Jun-98     $7,705        $12,632
Jun-98     $7,828        $12,513
Jun-98     $7,688        $12,653
Jun-98     $7,547        $12,873
Jun-98     $7,553        $12,894
Jun-98     $7,533        $12,926
Jun-98     $7,579        $12,855
Jun-98     $7,722        $12,650
Jun-98     $7,657        $12,699
Jun-98     $7,846        $12,447
Jun-98     $7,741        $12,569
Jun-98     $7,581        $12,795
Jun-98     $7,611        $12,786
Jun-98     $7,660        $12,720
Jun-98     $7,627        $12,750
Jun-98     $7,536        $12,938
Jun-98     $7,439        $13,093
Jun-98     $7,451        $13,051
Jun-98     $7,425        $13,096
Jun-98     $7,399        $13,158
Jun-98     $7,452        $13,104
Jul-98     $7,366        $13,274
Jul-98     $7,357        $13,249
Jul-98     $7,284        $13,375
Jul-98     $7,297        $13,345
Jul-98     $7,247        $13,480
Jul-98     $7,293        $13,390
Jul-98     $7,257        $13,456
Jul-98     $7,257        $13,466
Jul-98     $7,176        $13,609
Jul-98     $7,190        $13,577
Jul-98     $7,140        $13,684
Jul-98     $7,136        $13,715
Jul-98     $7,138        $13,685
Jul-98     $7,261        $13,465
Jul-98     $7,258        $13,453
Jul-98     $7,401        $13,172
Jul-98     $7,404        $13,184
Jul-98     $7,362        $13,259
Jul-98     $7,477        $13,062
Jul-98     $7,519        $13,004
Jul-98     $7,405        $13,208
Jul-98     $7,557        $12,952
Aug-98     $7,592        $12,857
Aug-98     $7,881        $12,391
Aug-98     $7,776        $12,498
Aug-98     $7,747        $12,593
Aug-98     $7,731        $12,591
Aug-98     $7,776        $12,518
Aug-98     $7,897        $12,354
Aug-98     $7,756        $12,530
Aug-98     $7,859        $12,423
Aug-98     $7,956        $12,282
Aug-98     $7,796        $12,524
Aug-98     $7,641        $12,727
Aug-98     $7,663        $12,690
Aug-98     $7,714        $12,616
Aug-98     $7,769        $12,495
Aug-98     $7,722        $12,576
Aug-98     $7,705        $12,630
Aug-98     $7,754        $12,530
Aug-98     $8,119        $12,049
Aug-98     $8,151        $11,872
Aug-98     $8,762        $11,066
Sep-98     $8,344        $11,491
Sep-98     $8,411        $11,447
Sep-98     $8,467        $11,352
Sep-98     $8,543        $11,255
Sep-98     $8,089        $11,828
Sep-98     $8,282        $11,629
Sep-98     $8,560        $11,328
Sep-98     $8,174        $11,662
Sep-98     $8,034        $11,901
Sep-98     $7,989        $11,993
Sep-98     $7,907        $12,083
Sep-98     $8,117        $11,775
Sep-98     $8,118        $11,789
Sep-98     $8,120        $11,833
Sep-98     $8,051        $11,901
Sep-98     $7,752        $12,321
Sep-98     $7,926        $12,051
Sep-98     $7,945        $12,074
Sep-98     $7,854        $12,120
Sep-98     $7,893        $12,124
Sep-98     $8,131        $11,754
Oct-98     $8,370        $11,400
Oct-98     $8,210        $11,587
Oct-98     $8,366        $11,425
Oct-98     $8,371        $11,379
Oct-98     $8,499        $11,218
Oct-98     $8,573        $11,088
Oct-98     $8,377        $11,376
Oct-98     $8,263        $11,531
Oct-98     $8,285        $11,497
Oct-98     $8,217        $11,621
Oct-98     $7,789        $12,106
Oct-98     $7,779        $12,209
Oct-98     $7,754        $12,278
Oct-98     $7,724        $12,296
Oct-98     $7,731        $12,365
Oct-98     $7,626        $12,464
Oct-98     $7,718        $12,374
Oct-98     $7,669        $12,393
Oct-98     $7,712        $12,312
Oct-98     $7,730        $12,344
Oct-98     $7,545        $12,550
Oct-98     $7,490        $12,697
Nov-98     $7,380        $12,847
Nov-98     $7,431        $12,838
Nov-98     $7,359        $12,929
Nov-98     $7,255        $13,102
Nov-98     $7,211        $13,187
Nov-98     $7,286        $13,062
Nov-98     $7,336        $13,039
Nov-98     $7,349        $12,955
Nov-98     $7,363        $12,917
Nov-98     $7,300        $13,010
Nov-98     $7,244        $13,127
Nov-98     $7,239        $13,167
Nov-98     $7,194        $13,227
Nov-98     $7,138        $13,321
Nov-98     $7,087        $13,447
Nov-98     $6,920        $13,732
Nov-98     $6,964        $13,672
Nov-98     $6,969        $13,717
Nov-98     $6,929        $13,779
Nov-98     $7,116        $13,448
Dec-98     $7,037        $13,583
Dec-98     $7,075        $13,536
Dec-98     $7,193        $13,292
Dec-98     $7,015        $13,600
Dec-98     $6,973        $13,726
Dec-98     $7,008        $13,653
Dec-98     $6,994        $13,678
Dec-98     $7,098        $13,464
Dec-98     $7,116        $13,481
Dec-98     $7,285        $13,189
Dec-98     $7,112        $13,439
Dec-98     $7,118        $13,429
Dec-98     $7,006        $13,637
Dec-98     $7,002        $13,730
Dec-98     $6,905        $13,901
Dec-98     $6,875        $13,910
Dec-98     $6,751        $14,198
Dec-98     $6,786        $14,172
Dec-98     $6,812        $14,163
Dec-98     $6,697        $14,352
Dec-98     $6,760        $14,238
Dec-98     $6,756        $14,206
Jan-99     $6,778        $14,193
Jan-99     $6,707        $14,386
Jan-99     $6,561        $14,705
Jan-99     $6,582        $14,674
Jan-99     $6,538        $14,736
Jan-99     $6,612        $14,607
Jan-99     $6,731        $14,325
Jan-99     $6,788        $14,266
Jan-99     $6,898        $14,009
Jan-99     $6,708        $14,368
Jan-99     $6,629        $14,457
Jan-99     $6,573        $14,523
Jan-99     $6,754        $14,275
Jan-99     $6,758        $14,160
Jan-99     $6,692        $14,261
Jan-99     $6,572        $14,473
Jan-99     $6,648        $14,367
Jan-99     $6,570        $14,624
Jan-99     $6,481        $14,789
Feb-99     $6,520        $14,712
Feb-99     $6,568        $14,585
Feb-99     $6,504        $14,701
Feb-99     $6,592        $14,429
Feb-99     $6,667        $14,324
Feb-99     $6,648        $14,374
Feb-99     $6,795        $14,055
Feb-99     $6,755        $14,141
Feb-99     $6,563        $14,493
Feb-99     $6,701        $14,217
Feb-99     $6,673        $14,352
Feb-99     $6,742        $14,146
Feb-99     $6,691        $14,299
Feb-99     $6,674        $14,321
Feb-99     $6,513        $14,702
Feb-99     $6,518        $14,691
Feb-99     $6,628        $14,486
Feb-99     $6,695        $14,389
Feb-99     $6,724        $14,311
Mar-99     $6,705        $14,286
Mar-99     $6,761        $14,163
Mar-99     $6,735        $14,189
Mar-99     $6,639        $14,408
Mar-99     $6,488        $14,741
Mar-99     $6,456        $14,825
Mar-99     $6,485        $14,791
Mar-99     $6,431        $14,872
Mar-99     $6,358        $14,997
Mar-99     $6,444        $14,962
Mar-99     $6,368        $15,108
Mar-99     $6,371        $15,098
Mar-99     $6,408        $14,999
Mar-99     $6,308        $15,215
Mar-99     $6,423        $15,016
Mar-99     $6,414        $14,990
Mar-99     $6,599        $14,587
Mar-99     $6,563        $14,661
Mar-99     $6,430        $14,909
Mar-99     $6,466        $14,825
Mar-99     $6,348        $15,142
Mar-99     $6,362        $15,033
Mar-99     $6,451        $14,867
Apr-99     $6,406        $14,952
Apr-99     $6,406        $14,952
Apr-99     $6,256        $15,268
Apr-99     $6,274        $15,231
Apr-99     $6,226        $15,335
Apr-99     $6,146        $15,532
Apr-99     $6,148        $15,583
Apr-99     $6,089        $15,702
Apr-99     $6,131        $15,600
Apr-99     $6,236        $15,353
Apr-99     $6,259        $15,288
Apr-99     $6,293        $15,244
Apr-99     $6,423        $14,903
Apr-99     $6,339        $15,096
Apr-99     $6,197        $15,442
Apr-99     $6,096        $15,704
Apr-99     $6,109        $15,681
Apr-99     $6,088        $15,718
Apr-99     $6,066        $15,750
Apr-99     $6,129        $15,613
Apr-99     $6,177        $15,519
Apr-99     $6,231        $15,431
May-99     $6,126        $15,656
May-99     $6,165        $15,394
May-99     $6,133        $15,571
May-99     $6,176        $15,395
May-99     $6,133        $15,544
May-99     $6,155        $15,490
May-99     $6,090        $15,667
May-99     $6,048        $15,764
May-99     $6,005        $15,805
May-99     $6,144        $15,461
May-99     $6,133        $15,481
May-99     $6,155        $15,409
May-99     $6,101        $15,535
May-99     $6,144        $15,473
May-99     $6,187        $15,374
May-99     $6,294        $15,105
May-99     $6,412        $14,844
May-99     $6,316        $15,079
May-99     $6,423        $14,809
May-99     $6,326        $15,045
Jun-99     $6,348        $14,958
Jun-99     $6,358        $14,964
Jun-99     $6,316        $15,019
Jun-99     $6,187        $15,345
Jun-99     $6,165        $15,423
Jun-99     $6,230        $15,224
Jun-99     $6,241        $15,240
Jun-99     $6,305        $15,057
Jun-99     $6,358        $14,951
Jun-99     $6,348        $14,955
Jun-99     $6,305        $15,038
Jun-99     $6,176        $15,376
Jun-99     $6,123        $15,485
Jun-99     $6,112        $15,519
Jun-99     $6,101        $15,591
Jun-99     $6,155        $15,439
Jun-99     $6,176        $15,406
Jun-99     $6,251        $15,207
Jun-99     $6,241        $15,201
Jun-99     $6,176        $15,387
Jun-99     $6,101        $15,619
Jun-99     $6,015        $15,864
Jul-99     $5,962        $15,960
Jul-99     $5,919        $16,078
Jul-99     $5,930        $16,043
Jul-99     $5,908        $16,132
Jul-99     $5,908        $16,115
Jul-99     $5,876        $16,218
Jul-99     $5,897        $16,170
Jul-99     $5,919        $16,105
Jul-99     $5,897        $16,159
Jul-99     $5,855        $16,291
Jul-99     $5,822        $16,397
Jul-99     $5,855        $16,268
Jul-99     $5,994        $15,915
Jul-99     $5,994        $15,941
Jul-99     $6,069        $15,729
Jul-99     $6,090        $15,682
Jul-99     $6,133        $15,576
Jul-99     $6,069        $15,750
Jul-99     $6,048        $15,780
Jul-99     $6,155        $15,498
Jul-99     $6,230        $15,356
Aug-99     $6,219        $15,348
Aug-99     $6,251        $15,281
Aug-99     $6,348        $15,086
Aug-99     $6,294        $15,183
Aug-99     $6,358        $15,028
Aug-99     $6,369        $14,999
Aug-99     $6,455        $14,810
Aug-99     $6,358        $15,047
Aug-99     $6,369        $15,003
Aug-99     $6,230        $15,344
Aug-99     $6,208        $15,380
Aug-99     $6,155        $15,535
Aug-99     $6,208        $15,404
Aug-99     $6,251        $15,297
Aug-99     $6,198        $15,447
Aug-99     $6,080        $15,720
Aug-99     $6,069        $15,758
Aug-99     $5,983        $15,969
Aug-99     $6,069        $15,741
Aug-99     $6,133        $15,582
Aug-99     $6,262        $15,302
Aug-99     $6,273        $15,260
Sep-99     $6,219        $15,383
Sep-99     $6,283        $15,245
Sep-99     $6,090        $15,686
Sep-99     $6,133        $15,607
Sep-99     $6,165        $15,534
Sep-99     $6,156        $15,575
Sep-99     $6,135        $15,621
Sep-99     $6,167        $15,534
Sep-99     $6,210        $15,444
Sep-99     $6,295        $15,232
Sep-99     $6,295        $15,238
Sep-99     $6,220        $15,434
Sep-99     $6,220        $15,435
Sep-99     $6,349        $15,112
Sep-99     $6,338        $15,146
Sep-99     $6,499        $14,802
Sep-99     $6,499        $14,763
Sep-99     $6,478        $14,831
Sep-99     $6,489        $14,818
Sep-99     $6,564        $14,659
Sep-99     $6,489        $14,824
Oct-99     $6,489        $14,826
Oct-99     $6,371        $15,077
Oct-99     $6,381        $15,040
Oct-99     $6,285        $15,318
Oct-99     $6,306        $15,228
Oct-99     $6,231        $15,440
Oct-99     $6,231        $15,431
Oct-99     $6,338        $15,175
Oct-99     $6,489        $14,857
Oct-99     $6,499        $14,833
Oct-99     $6,682        $14,416
Oct-99     $6,639        $14,494
Oct-99     $6,617        $14,577
Oct-99     $6,467        $14,902
Oct-99     $6,489        $14,835
Oct-99     $6,403        $15,043
Oct-99     $6,446        $14,951
Oct-99     $6,510        $14,815
Oct-99     $6,424        $14,986
Oct-99     $6,199        $15,515
Oct-99     $6,102        $15,751
Nov-99     $6,145        $15,650
Nov-99     $6,188        $15,576
Nov-99     $6,156        $15,659
Nov-99     $6,124        $15,748
Nov-99     $6,081        $15,836
Nov-99     $6,060        $15,914
Nov-99     $6,113        $15,779
Nov-99     $6,081        $15,873
Nov-99     $6,049        $15,966
Nov-99     $5,984        $16,134
Nov-99     $5,984        $16,115
Nov-99     $5,866        $16,411
Nov-99     $5,920        $16,304
Nov-99     $5,866        $16,468
Nov-99     $5,877        $16,434
Nov-99     $5,888        $16,422
Nov-99     $5,952        $16,234
Nov-99     $5,899        $16,377
Nov-99     $5,920        $16,372
Nov-99     $5,952        $16,270
Nov-99     $6,038        $16,054
Dec-99     $5,984        $16,154
Dec-99     $5,942        $16,284
Dec-99     $5,845        $16,565
Dec-99     $5,888        $16,450
Dec-99     $5,931        $16,286
Dec-99     $5,974        $16,225
Dec-99     $5,963        $16,274
Dec-99     $5,920        $16,377
Dec-99     $5,920        $16,356
Dec-99     $5,974        $16,217
Dec-99     $5,942        $16,334
Dec-99     $5,909        $16,397
Dec-99     $5,899        $16,423
Dec-99     $5,931        $16,389
Dec-99     $5,856        $16,566
Dec-99     $5,856        $16,597
Dec-99     $5,759        $16,854
Dec-99     $5,781        $16,840
Dec-99     $5,759        $16,846
Dec-99     $5,759        $16,913
Dec-99     $5,759        $16,925
Dec-99     $5,738        $16,980
Jan-00     $5,802        $16,818
Jan-00     $6,017        $16,173
Jan-00     $6,006        $16,204
Jan-00     $6,006        $16,220
Jan-00     $5,824        $16,659
Jan-00     $5,770        $16,846
Jan-00     $5,845        $16,626
Jan-00     $5,888        $16,553
Jan-00     $5,813        $16,754
Jan-00     $5,738        $16,933
Jan-00     $5,791        $16,817
Jan-00     $5,781        $16,826
Jan-00     $5,834        $16,707
Jan-00     $5,845        $16,658
Jan-00     $6,017        $16,202
Jan-00     $5,984        $16,296
Jan-00     $6,006        $16,227
Jan-00     $6,017        $16,163
Jan-00     $6,199        $15,719
Jan-00     $6,060        $16,116
Feb-00     $5,984        $16,287
Feb-00     $5,995        $16,285
Feb-00     $5,920        $16,469
Feb-00     $5,920        $16,462
Feb-00     $5,931        $16,446
Feb-00     $5,856        $16,662
Feb-00     $5,984        $16,315
Feb-00     $5,974        $16,374
Feb-00     $6,092        $16,031
Feb-00     $6,081        $16,064
Feb-00     $6,027        $16,204
Feb-00     $6,092        $16,037
Feb-00     $6,113        $16,044
Feb-00     $6,274        $15,557
Feb-00     $6,263        $15,627
Feb-00     $6,220        $15,726
Feb-00     $6,274        $15,642
Feb-00     $6,338        $15,410
Feb-00     $6,295        $15,580
Feb-00     $6,199        $15,792
Mar-00     $6,145        $15,939
Mar-00     $6,124        $15,969
Mar-00     $6,006        $16,286
Mar-00     $6,092        $16,079
Mar-00     $6,253        $15,667
Mar-00     $6,199        $15,795
Mar-00     $6,049        $16,199
Mar-00     $6,060        $16,123
Mar-00     $6,124        $15,991
Mar-00     $6,220        $15,708
Mar-00     $6,092        $16,089
Mar-00     $5,770        $16,856
Mar-00     $5,759        $16,925
Mar-00     $5,781        $16,834
Mar-00     $5,641        $17,265
Mar-00     $5,631        $17,343
Mar-00     $5,523        $17,652
Mar-00     $5,513        $17,653
Mar-00     $5,534        $17,611
Mar-00     $5,598        $17,425
Mar-00     $5,577        $17,434
Mar-00     $5,673        $17,196
Mar-00     $5,631        $17,319
Apr-00     $5,598        $17,405
Apr-00     $5,631        $17,275
Apr-00     $5,673        $17,190
Apr-00     $5,631        $17,351
Apr-00     $5,566        $17,525
Apr-00     $5,620        $17,387
Apr-00     $5,631        $17,342
Apr-00     $5,781        $16,956
Apr-00     $5,877        $16,648
Apr-00     $6,242        $15,687
Apr-00     $6,027        $16,197
Apr-00     $5,856        $16,661
Apr-00     $5,899        $16,497
Apr-00     $5,888        $16,579
Apr-00     $5,909        $16,525
Apr-00     $5,706        $17,075
Apr-00     $5,770        $16,885
Apr-00     $5,759        $16,930
Apr-00     $5,813        $16,786
May-00     $5,749        $16,969
May-00     $5,834        $16,715
May-00     $5,952        $16,354
May-00     $5,984        $16,288
May-00     $5,888        $16,557
May-00     $5,931        $16,459
May-00     $5,974        $16,320
May-00     $6,102        $15,984
May-00     $5,984        $16,270
May-00     $5,931        $16,422
May-00     $5,813        $16,785
May-00     $5,759        $16,943
May-00     $5,824        $16,732
May-00     $5,877        $16,610
May-00     $6,006        $16,260
May-00     $6,038        $16,188
May-00     $6,145        $15,878
May-00     $6,038        $16,169
May-00     $6,102        $15,966
May-00     $6,124        $15,926
May-00     $5,931        $16,439
May-00     $5,963        $16,418
Jun-00     $5,845        $16,744
Jun-00     $5,727        $17,073
Jun-00     $5,759        $16,962
Jun-00     $5,802        $16,848
Jun-00     $5,749        $17,005
Jun-00     $5,791        $16,893
Jun-00     $5,802        $16,838
Jun-00     $5,856        $16,712
Jun-00     $5,770        $16,982
Jun-00     $5,759        $16,995
Jun-00     $5,738        $17,088
Jun-00     $5,781        $16,925
Jun-00     $5,706        $17,174
Jun-00     $5,749        $17,058
Jun-00     $5,749        $17,094
Jun-00     $5,845        $16,783
Jun-00     $5,888        $16,659
Jun-00     $5,834        $16,818
Jun-00     $5,856        $16,764
Jun-00     $5,845        $16,813
Jun-00     $5,909        $16,670
Jun-00     $5,877        $16,811
Jul-00     $5,802        $16,981
Jul-00     $5,899        $16,714
Jul-00     $5,856        $16,835
Jul-00     $5,759        $17,092
Jul-00     $5,770        $17,054
Jul-00     $5,749        $17,115
Jul-00     $5,706        $17,254
Jul-00     $5,695        $17,288
Jul-00     $5,652        $17,451
Jul-00     $5,641        $17,457
Jul-00     $5,706        $17,263
Jul-00     $5,749        $17,127
Jul-00     $5,695        $17,283
Jul-00     $5,759        $17,107
Jul-00     $5,834        $16,923
Jul-00     $5,791        $17,041
Jul-00     $5,866        $16,786
Jul-00     $5,888        $16,753
Jul-00     $6,017        $16,410
Jul-00     $5,984        $16,536
Aug-00     $5,952        $16,620
Aug-00     $5,931        $16,627
Aug-00     $5,888        $16,787
Aug-00     $5,856        $16,907
Aug-00     $5,791        $17,097
Aug-00     $5,770        $17,137
Aug-00     $5,813        $17,022
Aug-00     $5,866        $16,876
Aug-00     $5,824        $17,010
Aug-00     $5,749        $17,238
Aug-00     $5,770        $17,156
Aug-00     $5,802        $17,103
Aug-00     $5,738        $17,290
Aug-00     $5,759        $17,240
Aug-00     $5,727        $17,330
Aug-00     $5,738        $17,314
Aug-00     $5,716        $17,405
Aug-00     $5,706        $17,432
Aug-00     $5,716        $17,410
Aug-00     $5,684        $17,498
Aug-00     $5,706        $17,449
Aug-00     $5,738        $17,366
Aug-00     $5,684        $17,540
Sep-00     $5,673        $17,576
Sep-00     $5,727        $17,417
Sep-00     $5,791        $17,246
Sep-00     $5,749        $17,365
Sep-00     $5,791        $17,272
Sep-00     $5,813        $17,212
Sep-00     $5,839        $17,127
Sep-00     $5,828        $17,161
Sep-00     $5,850        $17,115
Sep-00     $5,915        $16,940
Sep-00     $6,003        $16,694
Sep-00     $5,937        $16,872
Sep-00     $5,981        $16,773
Sep-00     $5,981        $16,747
Sep-00     $5,992        $16,743
Sep-00     $6,036        $16,631
Sep-00     $6,079        $16,494
Sep-00     $6,090        $16,487
Sep-00     $5,959        $16,854
Sep-00     $6,047        $16,602
Oct-00     $6,057        $16,599
Oct-00     $6,112        $16,486
Oct-00     $6,068        $16,577
Oct-00     $6,057        $16,599
Oct-00     $6,189        $16,284
Oct-00     $6,211        $16,203
Oct-00     $6,287        $16,017
Oct-00     $6,396        $15,771
Oct-00     $6,550        $15,368
Oct-00     $6,342        $15,881
Oct-00     $6,331        $15,887
Oct-00     $6,451        $15,602
Oct-00     $6,495        $15,511
Oct-00     $6,265        $16,050
Oct-00     $6,232        $16,144
Oct-00     $6,232        $16,131
Oct-00     $6,221        $16,158
Oct-00     $6,386        $15,774
Oct-00     $6,396        $15,769
Oct-00     $6,298        $15,944
Oct-00     $6,221        $16,164
Oct-00     $6,090        $16,520
Nov-00     $6,123        $16,425
Nov-00     $6,090        $16,507
Nov-00     $6,101        $16,488
Nov-00     $6,079        $16,552
Nov-00     $6,090        $16,548
Nov-00     $6,189        $16,287
Nov-00     $6,232        $16,182
Nov-00     $6,386        $15,787
Nov-00     $6,462        $15,617
Nov-00     $6,298        $15,983
Nov-00     $6,276        $16,062
Nov-00     $6,353        $15,860
Nov-00     $6,375        $15,807
Nov-00     $6,506        $15,517
Nov-00     $6,484        $15,571
Nov-00     $6,604        $15,283
Nov-00     $6,517        $15,507
Nov-00     $6,462        $15,590
Nov-00     $6,539        $15,441
Nov-00     $6,517        $15,509
Nov-00     $6,670        $15,197
Dec-00     $6,648        $15,200
Dec-00     $6,593        $15,313
Dec-00     $6,342        $15,909
Dec-00     $6,473        $15,619
Dec-00     $6,506        $15,528
Dec-00     $6,386        $15,832
Dec-00     $6,342        $15,951
Dec-00     $6,375        $15,847
Dec-00     $6,429        $15,718
Dec-00     $6,539        $15,497
Dec-00     $6,681        $15,165
Dec-00     $6,626        $15,287
Dec-00     $6,724        $15,089
Dec-00     $6,932        $14,617
Dec-00     $6,878        $14,734
Dec-00     $6,703        $15,093
Dec-00     $6,648        $15,093
Dec-00     $6,648        $15,200
Dec-00     $6,582        $15,358
Dec-00     $6,571        $15,420
Dec-00     $6,659        $15,259

----------------------------------------------------------------------------------------------------
                                                               TOTAL ANNUALIZED INVESTMENT RETURNS
                                                             ---------------------------------------
                                                               FISCAL YEAR      SINCE INCEPTION OF
                                                                  ENDED        CONTINUOUS OPERATIONS
                                                                12-31-00        6-10-97 TO 12-31-00
----------------------------------------------------------------------------------------------------
Ursa Fund                                                           16.05%                -10.88%
S&P 500 Index                                                      -10.14%                 12.62%
----------------------------------------------------------------------------------------------------

THE FUND COMMENCED CONTINUOUS OPERATIONS ON JUNE 10, 1997. PRIOR TO THAT TIME, DUE TO THE NATURE OF THE FUND'S INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. PERIODS OF OPERATION, INCLUDING RETURNS FOR EACH DISCRETE PERIOD, WERE AS FOLLOWS: MAY 7, 1997 TO MAY 21, 1997 -3.70%; AND
MAY 24, 1997 TO JUNE 3, 1997 0.10%. FOR PERIODS PRIOR TO NOVEMBER 1998, THE FUND'S PERFORMANCE REFLECTED INSURANCE RELATED CHARGES THAT HAD THE EFFECT OF REDUCING RETURNS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

OTC FUND

BENCHMARK: THE NASDAQ 100 INDEX (NDX)

The VA OTC Fund is designed to provide 100% exposure to the NASDAQ 100 Index. To achieve its objective, the fund owned individual stocks that compose the index as well as NASDAQ 100 futures contracts. The VA OTC Fund posted a -38.19% total return for the period, compared to a -36.84% total return from the benchmark.

          CUMULATIVE FUND PERFORMANCE: MAY 7, 1997--DECEMBER 31, 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       OTC FUND  NASDAQ 100 INDEX  NASDAQ COMPOSITE INDEX
5/97    $10,000           $10,000                 $10,000
5/97    $10,107           $10,111                 $10,060
5/97    $10,098           $10,108                 $10,092
5/97    $10,163           $10,169                 $10,161
5/97    $10,005           $10,014                 $10,081
5/97     $9,980           $10,007                 $10,096
5/97    $10,194           $10,247                 $10,232
5/97    $10,023           $10,066                 $10,135
5/97     $9,993           $10,047                 $10,139
5/97    $10,318           $10,361                 $10,310
5/97    $10,389           $10,454                 $10,384
5/97    $10,350           $10,405                 $10,376
5/97    $10,486           $10,548                 $10,505
5/97    $10,759           $10,828                 $10,652
5/97    $10,731           $10,806                 $10,660
5/97    $10,600           $10,674                 $10,606
5/97    $10,479           $10,545                 $10,585
6/97    $10,468           $10,543                 $10,619
6/97    $10,152           $10,226                 $10,469
6/97    $10,148           $10,139                 $10,429
6/97    $10,204           $10,234                 $10,508
6/97    $10,329           $10,393                 $10,619
6/97    $10,421           $10,498                 $10,674
6/97    $10,265           $10,350                 $10,596
6/97    $10,356           $10,437                 $10,642
6/97    $10,349           $10,447                 $10,668
6/97    $10,519           $10,606                 $10,757
6/97    $10,624           $10,732                 $10,824
6/97    $10,740           $10,881                 $10,909
6/97    $10,574           $10,685                 $10,828
6/97    $10,670           $10,799                 $10,939
6/97    $10,634           $10,793                 $10,939
6/97    $10,503           $10,657                 $10,842
6/97    $10,722           $10,848                 $10,979
6/97    $10,649           $10,769                 $10,932
6/97    $10,511           $10,638                 $10,858
6/97    $10,463           $10,591                 $10,871
6/97    $10,395           $10,528                 $10,901
7/97    $10,346           $10,486                 $10,872
7/97    $10,594           $10,733                 $11,003
7/97    $10,723           $10,849                 $11,094
7/97    $10,746           $10,899                 $11,117
7/97    $10,913           $11,061                 $11,226
7/97    $10,953           $11,109                 $11,238
7/97    $10,947           $11,108                 $11,270
7/97    $10,992           $11,169                 $11,358
7/97    $11,302           $11,458                 $11,519
7/97    $11,496           $11,647                 $11,657
7/97    $12,007           $12,135                 $11,948
7/97    $11,923           $12,042                 $11,859
7/97    $11,642           $11,778                 $11,701
7/97    $11,508           $11,640                 $11,613
7/97    $11,862           $11,998                 $11,821
7/97    $11,854           $12,010                 $11,850
7/97    $11,809           $11,964                 $11,861
7/97    $11,773           $11,937                 $11,865
7/97    $11,658           $11,824                 $11,819
7/97    $11,780           $11,964                 $11,885
7/97    $11,946           $12,108                 $12,004
7/97    $12,014           $12,175                 $12,048
8/97    $12,029           $12,196                 $12,052
8/97    $12,194           $12,362                 $12,136
8/97    $12,329           $12,498                 $12,257
8/97    $12,373           $12,557                 $12,325
8/97    $12,307           $12,489                 $12,277
8/97    $12,077           $12,263                 $12,083
8/97    $11,933           $12,110                 $11,994
8/97    $11,817           $11,996                 $11,915
8/97    $11,904           $12,087                 $11,969
8/97    $11,956           $12,136                 $11,994
8/97    $11,640           $11,841                 $11,808
8/97    $11,811           $11,982                 $11,864
8/97    $12,174           $12,330                 $12,100
8/97    $12,433           $12,593                 $12,311
8/97    $12,121           $12,303                 $12,150
8/97    $12,037           $12,217                 $12,085
8/97    $11,986           $12,183                 $12,106
8/97    $11,805           $12,023                 $12,029
8/97    $11,791           $12,008                 $12,061
8/97    $11,551           $11,774                 $11,953
8/97    $11,594           $11,813                 $11,999
9/97    $11,909           $12,127                 $12,231
9/97    $11,872           $12,102                 $12,232
9/97    $11,937           $12,161                 $12,281
9/97    $11,985           $12,220                 $12,365
9/97    $12,054           $12,293                 $12,437
9/97    $12,161           $12,391                 $12,520
9/97    $11,874           $12,130                 $12,391
9/97    $11,896           $12,153                 $12,396
9/97    $11,901           $12,164                 $12,467
9/97    $11,607           $11,881                 $12,359
9/97    $12,013           $12,279                 $12,613
9/97    $11,916           $12,192                 $12,597
9/97    $11,912           $12,200                 $12,624
9/97    $12,017           $12,303                 $12,702
9/97    $12,071           $12,357                 $12,771
9/97    $12,203           $12,483                 $12,831
9/97    $11,991           $12,272                 $12,755
9/97    $11,885           $12,169                 $12,691
9/97    $11,883           $12,172                 $12,716
9/97    $12,001           $12,304                 $12,813
9/97    $11,758           $12,066                 $12,742
10/97   $11,820           $12,120                 $12,777
10/97   $11,937           $12,239                 $12,869
10/97   $12,061           $12,366                 $12,970
10/97   $12,074           $12,383                 $13,016
10/97   $12,237           $12,545                 $13,132
10/97   $12,287           $12,596                 $13,166
10/97   $12,318           $12,628                 $13,197
10/97   $12,202           $12,513                 $13,145
10/97   $12,230           $12,543                 $13,169
10/97   $12,127           $12,443                 $13,098
10/97   $11,985           $12,307                 $13,027
10/97   $11,771           $12,091                 $12,848
10/97   $11,509           $11,824                 $12,600
10/97   $11,650           $11,968                 $12,740
10/97   $11,901           $12,213                 $12,945
10/97   $11,758           $12,083                 $12,912
10/97   $11,509           $11,819                 $12,633
10/97   $11,322           $11,628                 $12,479
10/97   $10,492           $10,765                 $11,604
10/97   $11,236           $11,513                 $12,117
10/97   $11,098           $11,325                 $12,115
10/97   $10,775           $11,005                 $11,871
10/97   $11,004           $11,213                 $12,046
11/97   $11,346           $11,555                 $12,321
11/97   $11,303           $11,521                 $12,330
11/97   $11,288           $11,514                 $12,377
11/97   $11,138           $11,373                 $12,272
11/97   $11,083           $11,309                 $12,113
11/97   $10,885           $11,125                 $12,024
11/97   $10,882           $11,118                 $11,980
11/97   $10,528           $10,779                 $11,654
11/97   $10,818           $11,055                 $11,787
11/97   $11,067           $11,304                 $11,970
11/97   $11,310           $11,544                 $12,201
11/97   $11,160           $11,397                 $12,098
11/97   $11,186           $11,428                 $12,104
11/97   $11,454           $11,685                 $12,295
11/97   $11,385           $11,620                 $12,251
11/97   $11,090           $11,330                 $11,996
11/97   $11,190           $11,416                 $12,012
11/97   $11,239           $11,484                 $12,053
11/97   $11,307           $11,553                 $12,099
12/97   $11,624           $11,869                 $12,327
12/97   $11,328           $11,570                 $12,143
12/97   $11,423           $11,675                 $12,209
12/97   $11,323           $11,578                 $12,196
12/97   $11,514           $11,770                 $12,351
12/97   $11,657           $11,910                 $12,484
12/97   $11,297           $11,555                 $12,250
12/97   $11,120           $11,363                 $12,069
12/97   $10,776           $11,018                 $11,781
12/97   $10,520           $10,761                 $11,615
12/97   $10,580           $10,826                 $11,615
12/97   $10,728           $10,968                 $11,739
12/97   $10,579           $10,818                 $11,697
12/97   $10,399           $10,632                 $11,514
12/97   $10,446           $10,667                 $11,526
12/97   $10,508           $10,730                 $11,581
12/97   $10,215           $10,443                 $11,414
12/97   $10,091           $10,327                 $11,335
12/97   $10,256           $10,492                 $11,425
12/97   $10,534           $10,761                 $11,622
12/97   $10,751           $10,981                 $11,830
12/97   $10,653           $10,896                 $11,870
1/98    $10,845           $11,088                 $11,955
1/98    $10,951           $11,189                 $12,050
1/98    $10,823           $11,067                 $11,944
1/98    $10,655           $10,901                 $11,805
1/98    $10,701           $10,938                 $11,758
1/98    $10,289           $10,516                 $11,363
1/98    $10,455           $10,681                 $11,396
1/98    $10,708           $10,943                 $11,653
1/98    $10,719           $10,958                 $11,707
1/98    $10,706           $10,949                 $11,694
1/98    $10,815           $11,062                 $11,814
1/98    $11,047           $11,293                 $12,020
1/98    $11,041           $11,289                 $12,003
1/98    $10,978           $11,224                 $11,917
1/98    $11,023           $11,267                 $11,913
1/98    $10,931           $11,178                 $11,803
1/98    $11,157           $11,391                 $11,935
1/98    $11,459           $11,693                 $12,176
1/98    $11,521           $11,756                 $12,242
1/98    $11,548           $11,780                 $12,241
2/98    $11,872           $12,108                 $12,494
2/98    $11,983           $12,221                 $12,596
2/98    $12,125           $12,366                 $12,703
2/98    $12,008           $12,261                 $12,676
2/98    $12,226           $12,475                 $12,808
2/98    $12,091           $12,347                 $12,778
2/98    $12,280           $12,535                 $12,919
2/98    $12,272           $12,524                 $12,915
2/98    $12,343           $12,590                 $12,959
2/98    $12,242           $12,501                 $12,929
2/98    $12,160           $12,412                 $12,876
2/98    $12,295           $12,545                 $12,969
2/98    $12,462           $12,721                 $13,055
2/98    $12,501           $12,754                 $13,063
2/98    $12,796           $13,038                 $13,242
2/98    $12,650           $12,894                 $13,143
2/98    $12,964           $13,201                 $13,353
2/98    $13,037           $13,274                 $13,433
2/98    $12,897           $13,133                 $13,383
3/98    $12,706           $12,951                 $13,293
3/98    $12,679           $12,930                 $13,282
3/98    $12,726           $12,976                 $13,302
3/98    $12,125           $12,392                 $12,941
3/98    $12,524           $12,791                 $13,255
3/98    $12,126           $12,409                 $13,041
3/98    $12,354           $12,632                 $13,217
3/98    $12,402           $12,690                 $13,280
3/98    $12,505           $12,793                 $13,335
3/98    $12,565           $12,859                 $13,392
3/98    $12,693           $12,979                 $13,517
3/98    $12,550           $12,844                 $13,450
3/98    $12,644           $12,944                 $13,518
3/98    $12,735           $13,045                 $13,606
3/98    $12,546           $12,861                 $13,524
3/98    $12,663           $12,968                 $13,550
3/98    $12,867           $13,173                 $13,700
3/98    $13,052           $13,360                 $13,792
3/98    $13,096           $13,394                 $13,822
3/98    $13,022           $13,325                 $13,785
3/98    $12,964           $13,270                 $13,748
3/98    $13,119           $13,424                 $13,876
4/98    $13,195           $13,510                 $13,967
4/98    $13,213           $13,529                 $14,007
4/98    $13,254           $13,567                 $14,025
4/98    $12,935           $13,256                 $13,827
4/98    $12,678           $13,001                 $13,597
4/98    $12,784           $13,099                 $13,659
4/98    $12,841           $13,163                 $13,759
4/98    $12,905           $13,230                 $13,795
4/98    $13,007           $13,341                 $13,932
4/98    $13,205           $13,542                 $14,085
4/98    $13,164           $13,500                 $14,047
4/98    $13,195           $13,541                 $14,110
4/98    $13,430           $13,781                 $14,265
4/98    $13,616           $13,964                 $14,392
4/98    $13,858           $14,197                 $14,495
4/98    $13,498           $13,841                 $14,222
4/98    $13,404           $13,749                 $14,128
4/98    $13,080           $13,418                 $13,760
4/98    $13,093           $13,445                 $13,847
4/98    $13,273           $13,632                 $13,997
4/98    $13,355           $13,726                 $14,123
5/98    $13,386           $13,764                 $14,162
5/98    $13,433           $13,811                 $14,202
5/98    $13,338           $13,717                 $14,097
5/98    $13,283           $13,662                 $14,035
5/98    $13,070           $13,447                 $13,872
5/98    $13,412           $13,791                 $14,093
5/98    $13,237           $13,611                 $13,970
5/98    $13,445           $13,817                 $14,061
5/98    $13,513           $13,891                 $14,107
5/98    $13,548           $13,924                 $14,100
5/98    $13,375           $13,741                 $13,960
5/98    $13,300           $13,665                 $13,845
5/98    $13,442           $13,808                 $13,953
5/98    $13,246           $13,612                 $13,846
5/98    $13,098           $13,458                 $13,765
5/98    $12,998           $13,353                 $13,644
5/98    $12,847           $13,198                 $13,441
5/98    $12,951           $13,301                 $13,464
5/98    $13,000           $13,360                 $13,566
5/98    $12,740           $13,110                 $13,447
6/98    $12,458           $12,818                 $13,204
6/98    $12,701           $13,056                 $13,318
6/98    $12,441           $12,801                 $13,170
6/98    $12,794           $13,144                 $13,379
6/98    $12,920           $13,271                 $13,477
6/98    $12,906           $13,274                 $13,514
6/98    $13,082           $13,455                 $13,612
6/98    $12,824           $13,189                 $13,404
6/98    $12,674           $13,033                 $13,227
6/98    $12,698           $13,054                 $13,191
6/98    $12,560           $12,906                 $12,970
6/98    $12,976           $13,317                 $13,252
6/98    $13,115           $13,462                 $13,428
6/98    $13,153           $13,498                 $13,400
6/98    $13,290           $13,634                 $13,465
6/98    $13,560           $13,900                 $13,650
6/98    $13,988           $14,323                 $13,943
6/98    $14,293           $14,640                 $14,194
6/98    $14,069           $14,422                 $14,084
6/98    $14,175           $14,527                 $14,132
6/98    $14,381           $14,734                 $14,295
6/98    $14,357           $14,708                 $14,323
7/98    $14,552           $14,914                 $14,472
7/98    $14,286           $14,655                 $14,317
7/98    $14,392           $14,765                 $14,434
7/98    $14,438           $14,806                 $14,424
7/98    $14,785           $15,153                 $14,630
7/98    $14,838           $15,212                 $14,663
7/98    $14,932           $15,299                 $14,688
7/98    $15,259           $15,623                 $14,858
7/98    $15,237           $15,596                 $14,879
7/98    $15,583           $15,942                 $15,077
7/98    $15,611           $15,975                 $15,122
7/98    $15,738           $16,100                 $15,184
7/98    $15,756           $16,121                 $15,226
7/98    $15,382           $15,747                 $14,961
7/98    $15,377           $15,733                 $14,890
7/98    $15,119           $15,460                 $14,629
7/98    $15,151           $15,491                 $14,597
7/98    $15,350           $15,687                 $14,614
7/98    $14,974           $15,323                 $14,336
7/98    $14,830           $15,178                 $14,222
7/98    $15,296           $15,639                 $14,510
7/98    $14,798           $15,147                 $14,154
8/98    $14,719           $15,050                 $13,993
8/98    $14,157           $14,486                 $13,498
8/98    $14,304           $14,626                 $13,517
8/98    $14,697           $15,021                 $13,829
8/98    $14,661           $15,001                 $13,960
8/98    $14,644           $14,988                 $13,903
8/98    $14,290           $14,628                 $13,551
8/98    $14,551           $14,898                 $13,799
8/98    $14,377           $14,719                 $13,626
8/98    $14,283           $14,627                 $13,532
8/98    $14,703           $15,042                 $13,743
8/98    $15,057           $15,410                 $14,023
8/98    $15,029           $15,377                 $13,929
8/98    $15,026           $15,377                 $13,852
8/98    $14,774           $15,119                 $13,588
8/98    $14,730           $15,077                 $13,537
8/98    $14,926           $15,269                 $13,593
8/98    $14,777           $15,111                 $13,365
8/98    $14,103           $14,432                 $12,748
8/98    $13,604           $13,912                 $12,394
8/98    $12,243           $12,541                 $11,333
9/98    $13,086           $13,363                 $11,906
9/98    $13,152           $13,433                 $12,041
9/98    $13,019           $13,296                 $11,882
9/98    $12,970           $13,257                 $11,841
9/98    $13,841           $14,148                 $12,555
9/98    $13,583           $13,876                 $12,280
9/98    $13,292           $13,586                 $11,984
9/98    $13,882           $14,189                 $12,409
9/98    $14,072           $14,387                 $12,591
9/98    $14,226           $14,563                 $12,685
9/98    $14,309           $14,643                 $12,774
9/98    $13,878           $14,207                 $12,444
9/98    $13,968           $14,305                 $12,577
9/98    $14,272           $14,602                 $12,703
9/98    $14,356           $14,695                 $12,834
9/98    $14,987           $15,338                 $13,306
9/98    $14,569           $14,918                 $13,004
9/98    $14,942           $15,288                 $13,180
9/98    $14,872           $15,212                 $13,147
9/98    $14,889           $15,230                 $13,108
9/98    $14,468           $14,797                 $12,804
10/98   $13,682           $14,008                 $12,188
10/98   $13,705           $14,038                 $12,208
10/98   $12,951           $13,282                 $11,616
10/98   $12,703           $13,030                 $11,421
10/98   $12,341           $12,659                 $11,056
10/98   $12,108           $12,415                 $10,727
10/98   $12,860           $13,174                 $11,282
10/98   $13,336           $13,674                 $11,687
10/98   $12,934           $13,273                 $11,410
10/98   $13,245           $13,589                 $11,648
10/98   $13,934           $14,293                 $12,178
10/98   $13,864           $14,230                 $12,253
10/98   $14,032           $14,409                 $12,463
10/98   $13,734           $14,112                 $12,391
10/98   $14,278           $14,649                 $12,660
10/98   $14,527           $14,904                 $12,870
10/98   $14,355           $14,743                 $12,804
10/98   $14,661           $15,055                 $13,039
10/98   $14,489           $14,883                 $12,984
10/98   $14,774           $15,176                 $13,133
10/98   $14,944           $15,356                 $13,283
10/98   $14,979           $15,402                 $13,390
11/98   $15,165           $15,603                 $13,613
11/98   $14,980           $15,416                 $13,519
11/98   $15,332           $15,771                 $13,785
11/98   $15,431           $15,859                 $13,887
11/98   $15,610           $16,038                 $14,034
11/98   $15,713           $16,140                 $14,068
11/98   $15,787           $16,249                 $14,102
11/98   $15,854           $16,284                 $14,076
11/98   $15,699           $16,128                 $13,992
11/98   $15,680           $16,114                 $13,969
11/98   $15,795           $16,228                 $14,073
11/98   $16,053           $16,480                 $14,200
11/98   $16,226           $16,660                 $14,343
11/98   $16,471           $16,908                 $14,511
11/98   $16,546           $16,983                 $14,576
11/98   $17,037           $17,476                 $14,948
11/98   $16,943           $17,385                 $14,860
11/98   $17,131           $17,579                 $15,006
11/98   $17,461           $17,908                 $15,242
11/98   $16,689           $17,134                 $14,737
12/98   $17,518           $17,954                 $15,147
12/98   $17,362           $17,806                 $15,082
12/98   $16,864           $17,308                 $14,773
12/98   $17,484           $17,926                 $15,142
12/98   $17,992           $18,442                 $15,425
12/98   $17,899           $18,346                 $15,381
12/98   $18,087           $18,535                 $15,499
12/98   $17,734           $18,176                 $15,239
12/98   $17,981           $18,421                 $15,340
12/98   $17,319           $17,751                 $14,868
12/98   $17,859           $18,298                 $15,213
12/98   $17,781           $18,215                 $15,189
12/98   $18,141           $18,582                 $15,450
12/98   $18,620           $19,081                 $15,769
12/98   $19,196           $19,656                 $15,929
12/98   $18,993           $19,442                 $16,033
12/98   $19,573           $20,004                 $16,422
12/98   $19,406           $19,862                 $16,351
12/98   $19,583           $20,059                 $16,481
12/98   $19,572           $20,052                 $16,492
12/98   $19,384           $19,916                 $16,380
12/98   $19,567           $20,192                 $16,575
1/99    $19,787           $20,394                 $16,691
1/99    $20,330           $20,928                 $17,018
1/99    $20,993           $21,599                 $17,544
1/99    $21,049           $21,625                 $17,583
1/99    $21,128           $21,706                 $17,722
1/99    $21,439           $21,997                 $18,025
1/99    $20,772           $21,333                 $17,543
1/99    $20,870           $21,431                 $17,513
1/99    $20,410           $20,963                 $17,211
1/99    $21,233           $21,793                 $17,750
1/99    $21,812           $22,366                 $18,204
1/99    $21,820           $22,366                 $18,259
1/99    $21,037           $21,575                 $17,724
1/99    $21,063           $21,602                 $17,680
1/99    $21,437           $21,964                 $17,910
1/99    $22,162           $22,679                 $18,394
1/99    $21,823           $22,329                 $18,196
1/99    $22,625           $23,145                 $18,726
1/99    $22,889           $23,394                 $18,942
2/99    $22,931           $23,435                 $18,974
2/99    $22,378           $22,861                 $18,621
2/99    $22,799           $23,314                 $18,848
2/99    $21,798           $22,299                 $18,218
2/99    $21,375           $21,871                 $17,942
2/99    $21,877           $22,373                 $18,179
2/99    $20,806           $21,284                 $17,467
2/99    $20,898           $21,381                 $17,458
2/99    $21,995           $22,487                 $18,184
2/99    $21,052           $21,540                 $17,551
2/99    $20,992           $21,495                 $17,491
2/99    $20,326           $20,801                 $17,000
2/99    $20,468           $20,962                 $17,088
2/99    $20,736           $21,245                 $17,262
2/99    $21,427           $21,953                 $17,703
2/99    $21,797           $22,306                 $17,963
2/99    $21,349           $21,876                 $17,684
2/99    $21,209           $21,714                 $17,589
2/99    $20,678           $21,173                 $17,295
3/99    $20,803           $21,310                 $17,349
3/99    $20,274           $20,771                 $17,076
3/99    $20,409           $20,893                 $17,123
3/99    $20,744           $21,259                 $17,332
3/99    $21,141           $21,664                 $17,666
3/99    $21,850           $22,370                 $18,124
3/99    $21,779           $22,309                 $18,088
3/99    $21,895           $22,419                 $18,187
3/99    $21,961           $22,476                 $18,234
3/99    $21,572           $22,094                 $18,002
3/99    $22,128           $22,659                 $18,379
3/99    $22,272           $22,801                 $18,439
3/99    $22,176           $22,705                 $18,361
3/99    $22,595           $23,125                 $18,618
3/99    $22,067           $22,586                 $18,303
3/99    $21,790           $22,294                 $18,111
3/99    $21,078           $21,570                 $17,559
3/99    $21,656           $22,144                 $17,879
3/99    $22,425           $22,912                 $18,405
3/99    $22,240           $22,735                 $18,287
3/99    $23,064           $23,586                 $18,844
3/99    $22,870           $23,377                 $18,749
3/99    $22,630           $23,165                 $18,606
4/99    $23,077           $23,602                 $18,848
4/99    $23,077           $23,602                 $18,848
4/99    $23,878           $24,411                 $19,352
4/99    $23,887           $24,402                 $19,375
4/99    $23,611           $24,110                 $19,234
4/99    $23,953           $24,467                 $19,452
4/99    $24,018           $24,552                 $19,601
4/99    $23,854           $24,406                 $19,645
4/99    $23,378           $23,922                 $19,529
4/99    $22,582           $23,135                 $18,953
4/99    $22,921           $23,489                 $19,062
4/99    $22,374           $22,946                 $18,777
4/99    $21,080           $21,642                 $17,731
4/99    $21,766           $22,328                 $18,215
4/99    $22,576           $23,159                 $18,815
4/99    $23,427           $24,013                 $19,363
4/99    $23,711           $24,310                 $19,583
4/99    $24,255           $24,862                 $20,047
4/99    $23,667           $24,272                 $19,672
4/99    $23,050           $23,650                 $19,278
4/99    $22,701           $23,307                 $19,113
4/99    $22,875           $23,495                 $19,222
5/99    $22,870           $23,512                 $19,167
5/99    $22,430           $23,068                 $18,785
5/99    $23,070           $23,708                 $19,158
5/99    $22,250           $22,860                 $18,688
5/99    $22,670           $23,290                 $18,925
5/99    $22,850           $23,477                 $19,097
5/99    $23,290           $23,929                 $19,402
5/99    $23,740           $24,389                 $19,703
5/99    $23,330           $23,965                 $19,518
5/99    $22,770           $23,372                 $19,108
5/99    $23,310           $23,928                 $19,365
5/99    $23,130           $23,747                 $19,339
5/99    $23,410           $24,043                 $19,483
5/99    $22,900           $23,534                 $19,217
5/99    $22,630           $23,253                 $19,050
5/99    $22,060           $22,662                 $18,555
5/99    $21,390           $21,985                 $17,997
5/99    $21,970           $22,578                 $18,347
5/99    $21,950           $22,546                 $18,287
5/99    $22,370           $22,982                 $18,675
6/99    $21,680           $22,279                 $18,233
6/99    $22,210           $22,815                 $18,387
6/99    $21,730           $22,330                 $18,167
6/99    $22,570           $23,198                 $18,734
6/99    $23,040           $23,674                 $19,081
6/99    $22,330           $22,949                 $18,705
6/99    $22,870           $23,485                 $19,044
6/99    $22,460           $23,071                 $18,781
6/99    $22,070           $22,680                 $18,504
6/99    $21,720           $22,313                 $18,129
6/99    $22,030           $22,635                 $18,253
6/99    $23,200           $23,837                 $19,033
6/99    $23,460           $24,094                 $19,231
6/99    $23,620           $24,255                 $19,377
6/99    $24,300           $24,950                 $19,883
6/99    $23,670           $24,303                 $19,504
6/99    $23,980           $24,627                 $19,639
6/99    $23,410           $24,028                 $19,306
6/99    $23,420           $24,038                 $19,296
6/99    $24,040           $24,678                 $19,672
6/99    $24,450           $25,075                 $19,972
6/99    $24,630           $25,259                 $20,305
7/99    $24,900           $25,540                 $20,456
7/99    $25,180           $25,821                 $20,720
7/99    $24,990           $25,632                 $20,688
7/99    $25,080           $25,742                 $20,735
7/99    $25,430           $26,115                 $20,953
7/99    $25,630           $26,317                 $21,113
7/99    $25,520           $26,221                 $21,093
7/99    $25,400           $26,105                 $21,001
7/99    $25,870           $26,582                 $21,303
7/99    $25,980           $26,716                 $21,463
7/99    $26,300           $27,048                 $21,653
7/99    $25,940           $26,665                 $21,394
7/99    $24,920           $25,617                 $20,653
7/99    $25,290           $25,994                 $20,876
7/99    $24,400           $25,096                 $20,292
7/99    $24,620           $25,317                 $20,352
7/99    $23,880           $24,563                 $19,799
7/99    $24,690           $25,391                 $20,253
7/99    $24,960           $25,666                 $20,454
7/99    $24,210           $24,888                 $19,956
7/99    $24,270           $24,975                 $19,945
8/99    $24,200           $24,907                 $19,832
8/99    $23,940           $24,626                 $19,563
8/99    $23,570           $24,242                 $19,200
8/99    $23,870           $24,549                 $19,395
8/99    $23,660           $24,328                 $19,260
8/99    $23,390           $24,058                 $19,041
8/99    $23,140           $23,796                 $18,823
8/99    $23,980           $24,654                 $19,389
8/99    $23,690           $24,352                 $19,272
8/99    $24,690           $25,372                 $19,939
8/99    $24,760           $25,438                 $19,996
8/99    $25,020           $25,705                 $20,192
8/99    $24,820           $25,486                 $20,090
8/99    $24,400           $25,061                 $19,816
8/99    $24,780           $25,460                 $20,019
8/99    $25,550           $26,239                 $20,557
8/99    $25,760           $26,447                 $20,805
8/99    $26,340           $27,064                 $21,208
8/99    $25,880           $26,584                 $20,974
8/99    $25,720           $26,422                 $20,855
8/99    $25,330           $26,030                 $20,505
8/99    $25,650           $26,360                 $20,707
9/99    $25,740           $26,449                 $20,794
9/99    $25,620           $26,313                 $20,668
9/99    $26,830           $27,568                 $21,491
9/99    $26,670           $27,404                 $21,447
9/99    $26,260           $26,995                 $21,232
9/99    $26,808           $27,554                 $21,559
9/99    $27,125           $27,875                 $21,824
9/99    $26,573           $27,308                 $21,504
9/99    $26,982           $27,741                 $21,682
9/99    $26,348           $27,088                 $21,273
9/99    $26,399           $27,130                 $21,216
9/99    $27,146           $27,900                 $21,692
9/99    $27,238           $27,993                 $21,817
9/99    $26,471           $27,205                 $21,325
9/99    $26,890           $27,647                 $21,605
9/99    $25,704           $26,428                 $20,786
9/99    $25,663           $26,390                 $20,715
9/99    $25,939           $26,686                 $20,876
9/99    $25,959           $26,703                 $20,835
9/99    $25,642           $26,381                 $20,638
9/99    $25,734           $26,481                 $20,758
10/99   $25,704           $26,443                 $20,688
10/99   $26,379           $27,141                 $21,135
10/99   $26,419           $27,181                 $21,163
10/99   $27,054           $27,850                 $21,598
10/99   $27,043           $27,846                 $21,624
10/99   $27,279           $28,103                 $21,820
10/99   $27,534           $28,361                 $22,042
10/99   $26,982           $27,789                 $21,713
10/99   $26,194           $26,993                 $21,175
10/99   $26,368           $27,175                 $21,217
10/99   $25,632           $26,436                 $20,650
10/99   $25,182           $25,978                 $20,328
10/99   $25,182           $25,979                 $20,320
10/99   $26,297           $27,123                 $21,076
10/99   $26,419           $27,243                 $21,180
10/99   $26,501           $27,339                 $21,290
10/99   $26,481           $27,320                 $21,286
10/99   $26,297           $27,124                 $21,252
10/99   $26,205           $27,026                 $21,185
10/99   $27,084           $27,933                 $21,734
10/99   $28,107           $29,005                 $22,424
11/99   $27,903           $28,774                 $22,433
11/99   $28,025           $28,891                 $22,538
11/99   $28,506           $29,393                 $22,893
11/99   $28,823           $29,728                 $23,100
11/99   $29,386           $30,306                 $23,450
11/99   $29,713           $30,642                 $23,766
11/99   $29,478           $30,393                 $23,622
11/99   $29,836           $30,767                 $23,856
11/99   $30,388           $31,341                 $24,169
11/99   $30,797           $31,771                 $24,349
11/99   $30,654           $31,628                 $24,337
11/99   $31,349           $32,333                 $24,892
11/99   $31,043           $32,022                 $24,714
11/99   $32,014           $33,031                 $25,301
11/99   $32,280           $33,310                 $25,468
11/99   $32,495           $33,538                 $25,645
11/99   $31,963           $32,990                 $25,269
11/99   $33,109           $34,186                 $25,856
11/99   $33,201           $34,275                 $26,062
11/99   $32,628           $33,688                 $25,862
11/99   $31,626           $32,627                 $25,218
12/99   $31,943           $32,963                 $25,351
12/99   $33,109           $34,186                 $26,100
12/99   $33,784           $34,888                 $26,613
12/99   $33,988           $35,094                 $26,805
12/99   $34,121           $35,248                 $27,114
12/99   $33,702           $34,797                 $27,108
12/99   $33,733           $34,835                 $27,169
12/99   $34,111           $35,228                 $27,366
12/99   $34,520           $35,658                 $27,652
12/99   $33,722           $34,833                 $26,999
12/99   $34,479           $35,623                 $27,379
12/99   $35,471           $36,647                 $28,082
12/99   $35,737           $36,950                 $28,370
12/99   $36,065           $37,282                 $28,603
12/99   $37,517           $38,805                 $29,565
12/99   $37,865           $39,177                 $29,762
12/99   $38,161           $39,484                 $30,005
12/99   $38,254           $39,575                 $30,050
12/99   $38,049           $39,360                 $30,026
12/99   $39,205           $40,578                 $30,550
12/99   $39,143           $40,511                 $30,515
12/99   $39,399           $40,777                 $30,760
1/00    $40,279           $41,687                 $31,228
1/00    $37,701           $39,000                 $29,493
1/00    $37,292           $38,572                 $29,311
1/00    $35,543           $36,741                 $28,174
1/00    $37,538           $38,817                 $29,349
1/00    $39,512           $40,883                 $30,612
1/00    $37,671           $38,979                 $29,641
1/00    $36,955           $38,251                 $29,103
1/00    $38,346           $39,724                 $29,913
1/00    $39,338           $40,743                 $30,722
1/00    $39,880           $41,327                 $31,225
1/00    $40,228           $41,691                 $31,380
1/00    $40,759           $42,250                 $31,669
1/00    $40,841           $42,340                 $32,016
1/00    $38,837           $40,262                 $30,963
1/00    $39,880           $41,341                 $31,502
1/00    $38,438           $39,825                 $30,765
1/00    $38,131           $39,516                 $30,535
1/00    $36,597           $37,899                 $29,383
1/00    $37,896           $39,262                 $29,785
2/00    $39,287           $40,711                 $30,629
2/00    $39,532           $40,960                 $30,795
2/00    $40,862           $42,353                 $31,831
2/00    $41,107           $42,609                 $32,082
2/00    $41,721           $43,257                 $32,669
2/00    $43,112           $44,682                 $33,468
2/00    $42,110           $43,644                 $32,982
2/00    $43,398           $44,980                 $33,907
2/00    $42,120           $43,648                 $33,226
2/00    $42,294           $43,838                 $33,400
2/00    $42,396           $43,958                 $33,417
2/00    $42,406           $43,968                 $33,469
2/00    $43,736           $45,369                 $34,386
2/00    $42,048           $43,614                 $33,349
2/00    $42,079           $43,651                 $33,125
2/00    $44,206           $45,861                 $34,396
2/00    $45,086           $46,773                 $34,905
2/00    $44,288           $45,954                 $34,700
2/00    $44,104           $45,773                 $34,604
2/00    $45,199           $46,926                 $35,503
3/00    $45,638           $47,389                 $36,163
3/00    $44,851           $46,567                 $35,940
3/00    $47,040           $48,861                 $37,151
3/00    $47,193           $49,018                 $37,076
3/00    $46,487           $48,289                 $36,645
3/00    $47,040           $48,892                 $37,018
3/00    $48,512           $50,438                 $38,150
3/00    $48,512           $50,448                 $38,163
3/00    $46,835           $48,684                 $37,094
3/00    $44,728           $46,487                 $35,578
3/00    $43,695           $45,421                 $34,640
3/00    $46,058           $47,876                 $35,659
3/00    $46,958           $48,834                 $36,270
3/00    $45,086           $46,862                 $34,847
3/00    $47,070           $48,932                 $35,616
3/00    $48,615           $50,554                 $36,773
3/00    $49,300           $51,256                 $37,347
3/00    $49,617           $51,596                 $37,516
3/00    $49,750           $51,741                 $37,482
3/00    $48,472           $50,406                 $36,540
3/00    $46,682           $48,542                 $35,109
3/00    $44,953           $46,742                 $33,698
3/00    $46,497           $48,366                 $34,566
4/00    $43,122           $44,837                 $31,927
4/00    $42,672           $44,366                 $31,362
4/00    $42,611           $44,323                 $31,516
4/00    $43,214           $44,944                 $32,259
4/00    $45,352           $47,196                 $33,611
4/00    $42,273           $43,971                 $31,659
4/00    $41,322           $42,992                 $30,659
4/00    $38,417           $39,961                 $28,495
4/00    $37,578           $39,083                 $27,793
4/00    $33,937           $35,255                 $25,106
4/00    $37,323           $38,815                 $26,753
4/00    $39,276           $40,865                 $28,676
4/00    $37,896           $39,405                 $28,017
4/00    $37,067           $38,550                 $27,544
4/00    $35,471           $36,881                 $26,324
4/00    $38,294           $39,828                 $28,054
4/00    $37,088           $38,554                 $27,440
4/00    $39,062           $40,609                 $28,528
4/00    $39,911           $41,496                 $29,183
5/00    $40,504           $42,119                 $29,919
5/00    $38,366           $39,892                 $28,615
5/00    $37,640           $39,175                 $28,024
5/00    $37,732           $39,269                 $28,122
5/00    $38,970           $40,563                 $28,852
5/00    $37,210           $38,729                 $27,737
5/00    $36,402           $37,890                 $27,099
5/00    $34,285           $35,684                 $25,585
5/00    $35,727           $37,189                 $26,454
5/00    $35,983           $37,461                 $26,676
5/00    $37,108           $38,625                 $27,271
5/00    $38,519           $40,107                 $28,101
5/00    $37,507           $39,047                 $27,553
5/00    $36,198           $37,682                 $26,749
5/00    $34,449           $35,859                 $25,628
5/00    $34,490           $35,904                 $25,430
5/00    $31,953           $33,250                 $23,921
5/00    $33,600           $34,976                 $24,723
5/00    $32,751           $34,085                 $24,230
5/00    $32,761           $34,108                 $24,228
5/00    $36,054           $37,546                 $26,151
5/00    $35,103           $36,557                 $25,708
6/00    $37,149           $38,700                 $27,080
6/00    $39,645           $41,303                 $28,826
6/00    $39,368           $41,024                 $28,889
6/00    $38,489           $40,101                 $28,395
6/00    $39,440           $41,087                 $29,021
6/00    $39,133           $40,771                 $28,918
6/00    $39,685           $41,354                 $29,290
6/00    $38,397           $40,014                 $28,482
6/00    $39,737           $41,415                 $29,111
6/00    $38,806           $40,444                 $28,705
6/00    $39,583           $41,263                 $29,070
6/00    $39,951           $41,652                 $29,182
6/00    $41,496           $43,261                 $30,159
6/00    $41,496           $43,263                 $30,337
6/00    $41,874           $43,660                 $30,720
6/00    $40,125           $41,836                 $29,759
6/00    $38,867           $40,529                 $29,067
6/00    $39,778           $41,477                 $29,572
6/00    $39,010           $40,680                 $29,170
6/00    $39,767           $41,473                 $29,785
6/00    $38,652           $40,315                 $29,308
6/00    $39,685           $41,393                 $29,980
7/00    $40,115           $41,843                 $30,175
7/00    $38,479           $40,139                 $29,202
7/00    $39,982           $41,719                 $29,938
7/00    $40,483           $42,245                 $30,412
7/00    $39,747           $41,485                 $30,087
7/00    $39,450           $41,181                 $29,907
7/00    $41,097           $42,903                 $30,989
7/00    $41,680           $43,514                 $31,558
7/00    $42,570           $44,443                 $32,097
7/00    $42,805           $44,671                 $32,313
7/00    $41,721           $43,561                 $31,576
7/00    $40,483           $42,275                 $30,657
7/00    $42,079           $43,940                 $31,631
7/00    $41,169           $42,987                 $30,950
7/00    $39,911           $41,688                 $30,097
7/00    $40,698           $42,510                 $30,460
7/00    $40,207           $41,992                 $30,144
7/00    $38,755           $40,489                 $29,044
7/00    $36,586           $38,242                 $27,689
7/00    $37,967           $39,694                 $28,475
8/00    $37,026           $38,724                 $27,859
8/00    $36,689           $38,385                 $27,655
8/00    $38,110           $39,850                 $28,421
8/00    $38,049           $39,796                 $28,629
8/00    $39,010           $40,805                 $29,201
8/00    $38,765           $40,541                 $29,092
8/00    $38,837           $40,615                 $29,129
8/00    $37,814           $39,538                 $28,422
8/00    $38,325           $40,082                 $28,645
8/00    $39,113           $40,907                 $29,100
8/00    $39,154           $40,940                 $29,115
8/00    $39,133           $40,925                 $29,187
8/00    $40,289           $42,127                 $29,789
8/00    $40,043           $41,873                 $29,710
8/00    $40,258           $42,095                 $29,882
8/00    $40,258           $42,098                 $29,920
8/00    $40,984           $42,857                 $30,320
8/00    $41,537           $43,436                 $30,639
8/00    $41,342           $43,234                 $30,559
8/00    $41,578           $43,487                 $30,770
8/00    $41,547           $43,462                 $30,858
8/00    $41,721           $43,646                 $31,021
8/00    $42,866           $44,844                 $31,796
9/00    $43,081           $45,082                 $32,008
9/00    $41,885           $43,848                 $31,319
9/00    $40,309           $42,205                 $30,337
9/00    $41,527           $43,477                 $30,980
9/00    $40,054           $41,939                 $30,073
9/00    $38,929           $40,765                 $29,453
9/00    $38,510           $40,327                 $29,099
9/00    $39,289           $41,150                 $29,434
9/00    $39,246           $41,103                 $29,585
9/00    $38,606           $40,431                 $28,991
9/00    $37,646           $39,432                 $28,169
9/00    $39,449           $41,311                 $29,221
9/00    $39,811           $41,686                 $29,461
9/00    $39,043           $40,891                 $28,943
9/00    $38,862           $40,704                 $28,753
9/00    $38,030           $39,834                 $28,280
9/00    $37,614           $39,400                 $27,886
9/00    $37,496           $39,282                 $27,638
9/00    $39,118           $40,968                 $28,561
9/00    $37,486           $39,268                 $27,763
10/00   $36,291           $38,029                 $26,978
10/00   $35,182           $36,879                 $26,123
10/00   $36,248           $37,979                 $26,631
10/00   $35,918           $37,659                 $26,246
10/00   $34,723           $36,423                 $25,406
10/00   $34,798           $36,500                 $25,365
10/00   $33,400           $35,064                 $24,496
10/00   $32,472           $34,098                 $23,951
10/00   $31,459           $33,042                 $23,242
10/00   $34,371           $36,048                 $25,072
10/00   $34,072           $35,736                 $24,872
10/00   $33,251           $34,886                 $24,295
10/00   $32,899           $34,525                 $23,974
10/00   $35,715           $37,424                 $25,842
10/00   $36,280           $38,014                 $26,329
10/00   $35,918           $37,634                 $26,220
10/00   $35,182           $36,878                 $25,851
10/00   $32,557           $34,176                 $24,413
10/00   $33,187           $34,831                 $24,735
10/00   $33,272           $34,920                 $24,781
10/00   $32,259           $33,884                 $24,124
10/00   $34,382           $36,097                 $25,471
11/00   $33,784           $35,470                 $25,197
11/00   $34,648           $36,385                 $25,920
11/00   $34,798           $36,533                 $26,091
11/00   $34,467           $36,187                 $25,823
11/00   $34,350           $36,067                 $25,820
11/00   $32,003           $33,643                 $24,429
11/00   $31,981           $33,620                 $24,192
11/00   $30,200           $31,786                 $22,896
11/00   $29,624           $31,196                 $22,426
11/00   $31,789           $33,427                 $23,722
11/00   $32,184           $33,836                 $23,928
11/00   $30,563           $32,170                 $22,918
11/00   $30,659           $32,276                 $22,883
11/00   $29,133           $30,710                 $21,737
11/00   $29,069           $30,645                 $21,706
11/00   $27,810           $29,344                 $20,828
11/00   $29,528           $31,124                 $21,954
11/00   $28,877           $30,456                 $21,774
11/00   $27,309           $28,826                 $20,674
11/00   $27,117           $28,625                 $20,462
11/00   $26,072           $27,566                 $19,638
12/00   $26,530           $28,041                 $19,996
12/00   $26,584           $28,092                 $19,773
12/00   $29,762           $31,375                 $21,844
12/00   $28,600           $30,174                 $21,139
12/00   $28,354           $29,912                 $20,808
12/00   $30,200           $31,842                 $22,053
12/00   $31,043           $32,695                 $22,791
12/00   $29,869           $31,488                 $22,162
12/00   $28,653           $30,231                 $21,338
12/00   $27,490           $29,026                 $20,625
12/00   $26,541           $28,038                 $20,056
12/00   $26,477           $27,968                 $19,839
12/00   $24,941           $26,390                 $18,986
12/00   $22,946           $24,308                 $17,634
12/00   $23,117           $24,468                 $17,689
12/00   $25,367           $26,793                 $19,026
12/00   $25,037           $26,793                 $19,026
12/00   $25,037           $26,445                 $18,849
12/00   $25,613           $27,056                 $19,195
12/00   $25,655           $27,105                 $19,334
12/00   $24,354           $25,753                 $18,675

------------------------------------------------------------------------------------------------------
                                                               TOTAL ANNUALIZED INVESTMENT RETURNS
                                                            ------------------------------------------
                                                              FISCAL YEAR
                                                                 ENDED        SINCE INCEPTION (5-7-97)
                                                               12-31-00             TO 12-31-00
------------------------------------------------------------------------------------------------------
OTC Fund                                                          -38.19%              27.58%
NASDAQ 100 Index                                                  -36.84%              29.59%
NASDAQ Composite Index                                            -39.29%              18.67%
------------------------------------------------------------------------------------------------------

FOR PERIODS PRIOR TO NOVEMBER 1998, THE FUND'S PERFORMANCE REFLECTED INSURANCE RELATED CHARGES THAT HAD THE EFFECT OF REDUCING RETURNS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE NASDAQ COMPOSITE INDEX AND THE NASDAQ 100 INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

PRECIOUS METALS FUND

Gold prices swiftly declined at the beginning of the year after Y2K passed without incident. Doomsayers who had hoarded gold in anticipation of a Y2K economic catastrophe, quickly dumped their positions during the first week of January. After Placer Dome, Inc. announced in February that it would discontinue its practice of selling borrowed gold to hedge against lower prices, gold recovered briefly. For the rest of the year it drifted lower primarily because Bank of England held two auctions (selling 25 tons at each) and because of a strong US dollar. For the year, gold fell 5.9% to $272.60/ounce and silver dropped 15.6% to $4.60/ounce.

          CUMULATIVE FUND PERFORMANCE: MAY 29, 1997--DECEMBER 31, 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          PRECIOUS METALS FUND  S&P 500 INDEX
5/29/97                $10,000        $10,000
5/30/97                 $9,794        $10,050
6/2/97                  $9,550        $10,027
6/3/97                  $9,384        $10,017
6/4/97                  $9,200         $9,953
6/5/97                  $9,495         $9,992
6/6/97                  $9,477        $10,165
6/9/97                  $9,631        $10,223
6/10/97                 $9,575        $10,251
6/11/97                 $9,680        $10,302
6/12/97                 $9,741        $10,467
6/13/97                 $9,703        $10,583
6/16/97                 $9,538        $10,590
6/17/97                 $9,484        $10,597
6/18/97                 $9,232        $10,533
6/19/97                 $9,345        $10,639
6/20/97                 $9,055        $10,647
6/23/97                 $8,888        $10,409
6/24/97                 $8,791        $10,619
6/25/97                 $8,972        $10,532
6/26/97                 $8,996        $10,469
6/27/97                 $8,841        $10,512
6/30/97                 $8,865        $10,486
7/1/97                  $9,014        $10,556
7/2/97                  $8,845        $10,710
7/3/97                  $8,781        $10,863
7/7/97                  $8,077        $10,807
7/8/97                  $8,301        $10,885
7/9/97                  $8,223        $10,752
7/10/97                 $8,489        $10,826
7/11/97                 $8,696        $10,860
7/14/97                 $8,421        $10,880
7/15/97                 $8,324        $10,968
7/16/97                 $8,414        $11,096
7/17/97                 $8,713        $11,037
7/18/97                 $8,980        $10,844
7/21/97                 $8,723        $10,816
7/22/97                 $8,758        $11,065
7/23/97                 $8,666        $11,096
7/24/97                 $8,699        $11,140
7/25/97                 $8,794        $11,122
7/28/97                 $8,905        $11,094
7/29/97                 $8,870        $11,164
7/30/97                 $9,031        $11,282
7/31/97                 $9,053        $11,306
8/1/97                  $9,068        $11,221
8/4/97                  $9,017        $11,258
8/5/97                  $8,817        $11,283
8/6/97                  $8,996        $11,377
8/7/97                  $9,079        $11,269
8/8/97                  $9,467        $11,060
8/11/97                 $9,487        $11,101
8/12/97                 $9,392        $10,977
8/13/97                 $9,472        $10,923
8/14/97                 $9,213        $10,956
8/15/97                 $9,280        $10,672
8/18/97                 $9,251        $10,810
8/19/97                 $9,118        $10,971
8/20/97                 $9,152        $11,129
8/21/97                 $9,243        $10,959
8/22/97                 $9,349        $10,941
8/25/97                 $9,280        $10,901
8/26/97                 $9,253        $10,817
8/27/97                 $9,101        $10,825
8/28/97                 $9,135        $10,706
8/29/97                 $9,075        $10,656
9/2/97                  $9,076        $10,989
9/3/97                  $9,008        $10,992
9/4/97                  $9,020        $11,028
9/5/97                  $8,981        $11,007
9/8/97                  $8,702        $11,032
9/9/97                  $8,769        $11,061
9/10/97                 $8,747        $10,888
9/11/97                 $8,620        $10,812
9/12/97                 $8,614        $10,946
9/15/97                 $8,484        $10,897
9/16/97                 $8,406        $11,203
9/17/97                 $8,458        $11,172
9/18/97                 $8,714        $11,223
9/19/97                 $8,676        $11,261
9/22/97                 $8,498        $11,319
9/23/97                 $8,678        $11,278
9/24/97                 $8,968        $11,189
9/25/97                 $9,458        $11,112
9/26/97                 $9,324        $11,198
9/29/97                 $9,620        $11,294
9/30/97                 $9,992        $11,223
10/1/97                 $9,862        $11,319
10/2/97                 $9,774        $11,379
10/3/97                 $9,945        $11,433
10/6/97                 $9,701        $11,524
10/7/97                 $9,649        $11,647
10/8/97                 $9,933        $11,537
10/9/97                 $9,604        $11,499
10/10/97                $9,759        $11,456
10/13/97                $9,745        $11,469
10/14/97                $9,609        $11,495
10/15/97                $9,516        $11,441
10/16/97                $9,321        $11,317
10/17/97                $9,224        $11,186
10/20/97                $9,049        $11,321
10/21/97                $9,290        $11,519
10/22/97                $9,535        $11,474
10/23/97                $9,599        $11,263
10/24/97                $8,761        $11,156
10/27/97                $7,765        $10,390
10/28/97                $7,927        $10,914
10/29/97                $7,686        $10,889
10/30/97                $8,025        $10,706
10/31/97                $7,810        $10,836
11/3/97                 $7,840        $11,124
11/4/97                 $7,785        $11,145
11/5/97                 $7,628        $11,169
11/6/97                 $7,521        $11,113
11/7/97                 $7,341        $10,988
11/10/97                $7,281        $10,913
11/11/97                $7,280        $10,944
11/12/97                $7,015        $10,733
11/13/97                $7,180        $10,860
11/14/97                $7,042        $10,998
11/17/97                $7,006        $11,210
11/18/97                $6,942        $11,115
11/19/97                $6,872        $11,191
11/20/97                $7,012        $11,361
11/21/97                $7,001        $11,410
11/24/97                $6,865        $11,215
11/25/97                $6,764        $11,265
11/26/97                $6,633        $11,274
11/28/97                $6,606        $11,319
12/1/97                 $6,570        $11,548
12/2/97                 $6,589        $11,512
12/3/97                 $6,489        $11,572
12/4/97                 $6,197        $11,529
12/5/97                 $6,369        $11,655
12/8/97                 $6,269        $11,638
12/9/97                 $6,122        $11,560
12/10/97                $6,372        $11,489
12/11/97                $6,258        $11,313
12/12/97                $6,398        $11,295
12/15/97                $6,492        $11,413
12/16/97                $6,457        $11,469
12/17/97                $7,036        $11,439
12/18/97                $6,850        $11,318
12/19/97                $6,746        $11,217
12/22/97                $6,794        $11,299
12/23/97                $6,965        $11,126
12/24/97                $7,134        $11,050
12/26/97                $7,053        $11,094
12/29/97                $6,834        $11,295
12/30/97                $7,115        $11,502
12/31/97                $7,015        $11,497
1/2/98                  $7,098        $11,551
1/5/98                  $6,683        $11,576
1/6/98                  $6,521        $11,451
1/7/98                  $6,608        $11,421
1/8/98                  $6,209        $11,326
1/9/98                  $6,032        $10,991
1/12/98                 $5,856        $11,127
1/13/98                 $6,310        $11,280
1/14/98                 $6,330        $11,349
1/15/98                 $6,603        $11,264
1/16/98                 $6,809        $11,391
1/20/98                 $6,573        $11,594
1/21/98                 $6,699        $11,501
1/22/98                 $6,528        $11,409
1/23/98                 $7,186        $11,345
1/26/98                 $7,199        $11,337
1/27/98                 $7,301        $11,480
1/28/98                 $7,424        $11,580
1/29/98                 $7,074        $11,675
1/30/98                 $7,037        $11,614
2/2/98                  $7,053        $11,862
2/3/98                  $6,661        $11,918
2/4/98                  $7,046        $11,929
2/5/98                  $7,139        $11,889
2/6/98                  $7,161        $11,995
2/9/98                  $7,280        $11,974
2/10/98                 $7,120        $12,072
2/11/98                 $7,004        $12,084
2/12/98                 $7,089        $12,133
2/13/98                 $7,205        $12,085
2/17/98                 $6,898        $12,117
2/18/98                 $6,872        $12,227
2/19/98                 $6,811        $12,182
2/20/98                 $6,680        $12,253
2/23/98                 $6,560        $12,299
2/24/98                 $6,481        $12,209
2/25/98                 $6,516        $12,355
2/26/98                 $6,861        $12,424
2/27/98                 $7,105        $12,432
3/2/98                  $7,077        $12,412
3/3/98                  $6,957        $12,464
3/4/98                  $6,969        $12,408
3/5/98                  $6,880        $12,262
3/6/98                  $7,034        $12,507
3/9/98                  $7,245        $12,467
3/10/98                 $7,351        $12,608
3/11/98                 $7,134        $12,658
3/12/98                 $7,111        $12,676
3/13/98                 $7,198        $12,660
3/16/98                 $7,077        $12,786
3/17/98                 $6,839        $12,800
3/18/98                 $6,815        $12,860
3/19/98                 $6,757        $12,910
3/20/98                 $6,686        $13,022
3/23/98                 $7,207        $12,979
3/24/98                 $7,127        $13,099
3/25/98                 $7,038        $13,055
3/26/98                 $7,596        $13,041
3/27/98                 $7,799        $12,978
3/30/98                 $7,700        $12,956
3/31/98                 $7,652        $13,053
4/1/98                  $7,527        $13,128
4/2/98                  $7,701        $13,269
4/3/98                  $8,180        $13,301
4/6/98                  $8,322        $13,285
4/7/98                  $8,037        $13,145
4/8/98                  $8,275        $13,051
4/9/98                  $7,973        $13,158
4/13/98                 $8,037        $13,147
4/14/98                 $7,852        $13,219
4/15/98                 $7,897        $13,261
4/16/98                 $7,956        $13,129
4/17/98                 $7,814        $13,301
4/20/98                 $7,787        $13,312
4/21/98                 $8,328        $13,344
4/22/98                 $8,648        $13,387
4/23/98                 $8,674        $13,264
4/24/98                 $8,365        $13,126
4/27/98                 $8,039        $12,872
4/28/98                 $8,214        $12,856
4/29/98                 $8,365        $12,968
4/30/98                 $8,174        $13,171
5/1/98                  $7,952        $13,281
5/4/98                  $7,973        $13,293
5/5/98                  $8,009        $13,217
5/6/98                  $7,932        $13,090
5/7/98                  $7,676        $12,974
5/8/98                  $7,796        $13,128
5/11/98                 $7,958        $13,111
5/12/98                 $7,689        $13,219
5/13/98                 $7,718        $13,255
5/14/98                 $7,759        $13,238
5/15/98                 $7,808        $13,135
5/18/98                 $7,527        $13,101
5/19/98                 $7,502        $13,145
5/20/98                 $7,504        $13,258
5/21/98                 $7,581        $13,205
5/22/98                 $7,498        $13,156
5/26/98                 $7,064        $12,961
5/27/98                 $6,929        $12,940
5/28/98                 $7,065        $13,003
5/29/98                 $6,917        $12,923
6/1/98                  $6,572        $12,925
6/2/98                  $6,781        $12,949
6/3/98                  $6,790        $12,827
6/4/98                  $6,742        $12,971
6/5/98                  $6,734        $13,196
6/8/98                  $7,086        $13,218
6/9/98                  $6,811        $13,250
6/10/98                 $6,678        $13,177
6/11/98                 $6,368        $12,968
6/12/98                 $6,308        $13,018
6/15/98                 $6,107        $12,760
6/16/98                 $6,342        $12,885
6/17/98                 $6,522        $13,116
6/18/98                 $6,390        $13,107
6/19/98                 $6,431        $13,040
6/22/98                 $6,304        $13,070
6/23/98                 $6,428        $13,263
6/24/98                 $6,270        $13,421
6/25/98                 $6,388        $13,379
6/26/98                 $6,425        $13,425
6/29/98                 $6,343        $13,488
6/30/98                 $6,612        $13,433
7/1/98                  $6,527        $13,607
7/2/98                  $6,342        $13,582
7/6/98                  $6,370        $13,711
7/7/98                  $6,585        $13,680
7/8/98                  $6,480        $13,818
7/9/98                  $6,281        $13,726
7/10/98                 $6,208        $13,794
7/13/98                 $6,171        $13,804
7/14/98                 $6,306        $13,951
7/15/98                 $6,254        $13,918
7/16/98                 $6,421        $14,027
7/17/98                 $6,466        $14,060
7/20/98                 $6,564        $14,028
7/21/98                 $6,389        $13,803
7/22/98                 $6,407        $13,791
7/23/98                 $6,174        $13,503
7/24/98                 $6,081        $13,515
7/27/98                 $5,985        $13,592
7/28/98                 $6,110        $13,390
7/29/98                 $5,982        $13,331
7/30/98                 $6,075        $13,540
7/31/98                 $5,791        $13,277
8/3/98                  $5,676        $13,179
8/4/98                  $5,758        $12,702
8/5/98                  $5,836        $12,812
8/6/98                  $5,835        $12,909
8/7/98                  $5,810        $12,907
8/10/98                 $5,807        $12,832
8/11/98                 $5,569        $12,664
8/12/98                 $5,547        $12,845
8/13/98                 $5,604        $12,735
8/14/98                 $5,520        $12,591
8/17/98                 $5,544        $12,838
8/18/98                 $5,576        $13,046
8/19/98                 $5,679        $13,009
8/20/98                 $5,854        $12,932
8/21/98                 $5,661        $12,809
8/24/98                 $5,584        $12,891
8/25/98                 $5,478        $12,947
8/26/98                 $5,305        $12,845
8/27/98                 $4,998        $12,352
8/28/98                 $4,746        $12,170
8/31/98                 $4,495        $11,344
9/1/98                  $4,709        $11,779
9/2/98                  $4,768        $11,734
9/3/98                  $5,338        $11,637
9/4/98                  $5,888        $11,538
9/8/98                  $5,806        $12,125
9/9/98                  $5,547        $11,921
9/10/98                 $6,170        $11,613
9/11/98                 $6,165        $11,955
9/14/98                 $6,075        $12,199
9/15/98                 $5,912        $12,294
9/16/98                 $5,797        $12,386
9/17/98                 $6,099        $12,071
9/18/98                 $6,144        $12,085
9/21/98                 $5,833        $12,130
9/22/98                 $5,873        $12,200
9/23/98                 $6,255        $12,630
9/24/98                 $6,734        $12,353
9/25/98                 $6,663        $12,377
9/28/98                 $7,045        $12,424
9/29/98                 $6,601        $12,428
9/30/98                 $6,729        $12,049
10/1/98                 $7,108        $11,686
10/2/98                 $7,427        $11,878
10/5/98                 $7,016        $11,712
10/6/98                 $7,230        $11,665
10/7/98                 $7,752        $11,500
10/8/98                 $7,463        $11,367
10/9/98                 $6,874        $11,661
10/12/98                $6,824        $11,820
10/13/98                $6,599        $11,786
10/14/98                $6,348        $11,913
10/15/98                $6,772        $12,410
10/16/98                $6,844        $12,516
10/19/98                $6,571        $12,586
10/20/98                $6,684        $12,605
10/21/98                $6,511        $12,676
10/22/98                $6,360        $12,777
10/23/98                $6,250        $12,684
10/26/98                $6,182        $12,704
10/27/98                $6,684        $12,621
10/28/98                $6,595        $12,654
10/29/98                $6,731        $12,865
10/30/98                $6,755        $13,016
11/2/98                 $6,590        $13,169
11/3/98                 $6,548        $13,160
11/4/98                 $7,086        $13,253
11/5/98                 $7,433        $13,431
11/6/98                 $7,100        $13,518
11/9/98                 $7,077        $13,390
11/10/98                $6,994        $13,367
11/11/98                $6,846        $13,280
11/12/98                $7,283        $13,242
11/13/98                $7,007        $13,337
11/16/98                $6,745        $13,457
11/17/98                $6,826        $13,498
11/18/98                $6,996        $13,559
11/19/98                $6,935        $13,655
11/20/98                $6,902        $13,785
11/23/98                $7,010        $14,077
11/24/98                $6,825        $14,015
11/25/98                $6,750        $14,061
11/27/98                $6,693        $14,125
11/30/98                $6,370        $13,786
12/1/98                 $6,392        $13,924
12/2/98                 $6,226        $13,876
12/3/98                 $5,939        $13,626
12/4/98                 $6,032        $13,941
12/7/98                 $6,182        $14,071
12/8/98                 $5,921        $13,996
12/9/98                 $5,826        $14,021
12/10/98                $6,220        $13,802
12/11/98                $5,917        $13,819
12/14/98                $5,909        $13,520
12/15/98                $5,960        $13,776
12/16/98                $6,274        $13,766
12/17/98                $5,954        $13,979
12/18/98                $5,822        $14,075
12/21/98                $5,696        $14,250
12/22/98                $5,503        $14,259
12/23/98                $5,680        $14,555
12/24/98                $5,696        $14,528
12/28/98                $5,591        $14,519
12/29/98                $5,826        $14,712
12/30/98                $5,708        $14,595
12/31/98                $5,806        $14,563
1/4/99                  $5,791        $14,550
1/5/99                  $5,928        $14,747
1/6/99                  $6,066        $15,074
1/7/99                  $6,385        $15,043
1/8/99                  $6,451        $15,106
1/11/99                 $6,624        $14,973
1/12/99                 $6,184        $14,685
1/13/99                 $6,125        $14,624
1/14/99                 $6,050        $14,361
1/15/99                 $6,064        $14,729
1/19/99                 $5,955        $14,820
1/20/99                 $5,988        $14,887
1/21/99                 $6,034        $14,633
1/22/99                 $5,894        $14,515
1/25/99                 $5,807        $14,619
1/26/99                 $5,565        $14,836
1/27/99                 $5,435        $14,728
1/28/99                 $5,475        $14,991
1/29/99                 $5,576        $15,160
2/1/99                  $5,791        $15,082
2/2/99                  $5,806        $14,951
2/3/99                  $5,668        $15,070
2/4/99                  $5,968        $14,791
2/5/99                  $5,959        $14,683
2/8/99                  $6,009        $14,735
2/9/99                  $5,580        $14,408
2/10/99                 $5,591        $14,496
2/11/99                 $5,538        $14,857
2/12/99                 $5,838        $14,574
2/16/99                 $5,603        $14,713
2/17/99                 $5,469        $14,501
2/18/99                 $5,449        $14,658
2/19/99                 $5,485        $14,681
2/22/99                 $5,456        $15,071
2/23/99                 $5,398        $15,060
2/24/99                 $5,344        $14,849
2/25/99                 $5,376        $14,750
2/26/99                 $5,303        $14,671
3/1/99                  $5,316        $14,645
3/2/99                  $5,315        $14,519
3/3/99                  $5,376        $14,545
3/4/99                  $5,460        $14,769
3/5/99                  $5,432        $15,111
3/8/99                  $5,676        $15,197
3/9/99                  $5,680        $15,163
3/10/99                 $5,742        $15,245
3/11/99                 $5,731        $15,374
3/12/99                 $5,541        $15,337
3/15/99                 $5,371        $15,487
3/16/99                 $5,436        $15,477
3/17/99                 $5,468        $15,376
3/18/99                 $5,401        $15,597
3/19/99                 $5,470        $15,393
3/22/99                 $5,476        $15,366
3/23/99                 $5,354        $14,953
3/24/99                 $5,497        $15,029
3/25/99                 $5,429        $15,283
3/26/99                 $5,325        $15,198
3/29/99                 $5,132        $15,522
3/30/99                 $4,955        $15,410
3/31/99                 $5,235        $15,240
4/1/99                  $5,154        $15,327
4/2/99                  $5,154        $15,327
4/5/99                  $5,019        $15,652
4/6/99                  $5,079        $15,613
4/7/99                  $5,069        $15,720
4/8/99                  $4,998        $15,922
4/9/99                  $5,183        $15,974
4/12/99                 $5,357        $16,096
4/13/99                 $5,336        $15,992
4/14/99                 $5,154        $15,738
4/15/99                 $5,534        $15,672
4/16/99                 $5,903        $15,626
4/19/99                 $6,070        $15,277
4/20/99                 $5,874        $15,474
4/21/99                 $5,718        $15,829
4/22/99                 $5,967        $16,098
4/23/99                 $5,895        $16,075
4/26/99                 $5,722        $16,113
4/27/99                 $6,040        $16,145
4/28/99                 $6,309        $16,005
4/29/99                 $6,485        $15,909
4/30/99                 $6,378        $15,818
5/3/99                  $6,590        $16,049
5/4/99                  $6,490        $15,780
5/5/99                  $6,910        $15,962
5/6/99                  $7,170        $15,781
5/7/99                  $6,270        $15,935
5/10/99                 $5,830        $15,879
5/11/99                 $5,970        $16,060
5/12/99                 $5,840        $16,160
5/13/99                 $5,960        $16,202
5/14/99                 $5,960        $15,849
5/17/99                 $5,740        $15,869
5/18/99                 $5,530        $15,796
5/19/99                 $5,660        $15,925
5/20/99                 $5,550        $15,861
5/21/99                 $5,530        $15,760
5/24/99                 $5,430        $15,484
5/25/99                 $5,220        $15,217
5/26/99                 $5,270        $15,458
5/27/99                 $5,350        $15,181
5/28/99                 $5,240        $15,423
6/1/99                  $5,170        $15,333
6/2/99                  $5,270        $15,340
6/3/99                  $5,400        $15,396
6/4/99                  $5,380        $15,730
6/7/99                  $5,360        $15,810
6/8/99                  $5,250        $15,607
6/9/99                  $5,170        $15,622
6/10/99                 $5,340        $15,435
6/11/99                 $5,430        $15,326
6/14/99                 $5,320        $15,330
6/15/99                 $5,310        $15,415
6/16/99                 $5,240        $15,762
6/17/99                 $5,270        $15,874
6/18/99                 $5,340        $15,909
6/21/99                 $5,240        $15,982
6/22/99                 $5,120        $15,826
6/23/99                 $5,390        $15,793
6/24/99                 $5,310        $15,588
6/25/99                 $5,430        $15,583
6/28/99                 $5,440        $15,773
6/29/99                 $5,570        $16,011
6/30/99                 $5,740        $16,262
7/1/99                  $5,710        $16,361
7/2/99                  $5,730        $16,482
7/6/99                  $5,390        $16,445
7/7/99                  $5,360        $16,537
7/8/99                  $5,250        $16,520
7/9/99                  $5,320        $16,625
7/12/99                 $5,210        $16,575
7/13/99                 $5,190        $16,510
7/14/99                 $5,150        $16,564
7/15/99                 $5,060        $16,700
7/16/99                 $5,050        $16,809
7/19/99                 $4,930        $16,677
7/20/99                 $5,020        $16,315
7/21/99                 $5,240        $16,341
7/22/99                 $5,250        $16,124
7/23/99                 $5,190        $16,076
7/26/99                 $5,190        $15,967
7/27/99                 $5,210        $16,146
7/28/99                 $5,240        $16,176
7/29/99                 $5,470        $15,887
7/30/99                 $5,300        $15,742
8/2/99                  $5,190        $15,734
8/3/99                  $5,490        $15,664
8/4/99                  $5,580        $15,465
8/5/99                  $5,550        $15,564
8/6/99                  $5,410        $15,405
8/9/99                  $5,730        $15,375
8/10/99                 $5,590        $15,181
8/11/99                 $5,810        $15,424
8/12/99                 $5,690        $15,380
8/13/99                 $5,650        $15,729
8/16/99                 $5,510        $15,766
8/17/99                 $5,690        $15,925
8/18/99                 $5,370        $15,790
8/19/99                 $5,490        $15,681
8/20/99                 $5,540        $15,835
8/23/99                 $5,630        $16,115
8/24/99                 $5,440        $16,154
8/25/99                 $5,360        $16,370
8/26/99                 $5,550        $16,136
8/27/99                 $5,510        $15,973
8/30/99                 $5,330        $15,686
8/31/99                 $5,510        $15,643
9/1/99                  $5,460        $15,769
9/2/99                  $5,520        $15,628
9/3/99                  $5,340        $16,080
9/7/99                  $5,440        $15,999
9/8/99                  $5,360        $15,924
9/9/99                  $5,488        $15,966
9/10/99                 $5,375        $16,013
9/13/99                 $5,282        $15,924
9/14/99                 $5,282        $15,831
9/15/99                 $5,200        $15,614
9/16/99                 $5,230        $15,620
9/17/99                 $5,200        $15,821
9/20/99                 $5,241        $15,822
9/21/99                 $5,592        $15,491
9/22/99                 $5,633        $15,526
9/23/99                 $5,653        $15,174
9/24/99                 $5,757        $15,133
9/27/99                 $6,964        $15,204
9/28/99                 $6,933        $15,191
9/29/99                 $6,592        $15,027
9/30/99                 $6,499        $15,197
10/1/99                 $6,737        $15,198
10/4/99                 $7,232        $15,456
10/5/99                 $6,819        $15,417
10/6/99                 $6,664        $15,702
10/7/99                 $6,458        $15,610
10/8/99                 $6,211        $15,828
10/11/99                $6,510        $15,819
10/12/99                $6,241        $15,556
10/13/99                $6,613        $15,230
10/14/99                $6,283        $15,205
10/15/99                $6,314        $14,778
10/18/99                $6,138        $14,858
10/19/99                $5,922        $14,943
10/20/99                $5,922        $15,276
10/21/99                $6,087        $15,207
10/22/99                $5,942        $15,421
10/25/99                $5,911        $15,326
10/26/99                $5,530        $15,187
10/27/99                $5,653        $15,362
10/28/99                $5,581        $15,904
10/29/99                $5,550        $16,147
11/1/99                 $5,354        $16,043
11/2/99                 $5,509        $15,967
11/3/99                 $5,457        $16,052
11/4/99                 $5,426        $16,143
11/5/99                 $5,272        $16,233
11/8/99                 $5,416        $16,314
11/9/99                 $5,561        $16,175
11/10/99                $5,911        $16,272
11/11/99                $5,653        $16,366
11/12/99                $5,612        $16,539
11/15/99                $5,726        $16,520
11/16/99                $5,622        $16,823
11/17/99                $5,468        $16,713
11/18/99                $5,488        $16,882
11/19/99                $5,468        $16,847
11/22/99                $5,323        $16,834
11/23/99                $5,684        $16,641
11/24/99                $5,901        $16,788
11/26/99                $5,880        $16,783
11/29/99                $5,478        $16,679
11/30/99                $5,478        $16,457
12/1/99                 $5,416        $16,559
12/2/99                 $5,303        $16,693
12/3/99                 $5,282        $16,981
12/6/99                 $5,210        $16,863
12/7/99                 $5,488        $16,695
12/8/99                 $5,385        $16,632
12/9/99                 $5,220        $16,682
12/10/99                $5,230        $16,788
12/13/99                $5,375        $16,766
12/14/99                $5,169        $16,624
12/15/99                $5,385        $16,744
12/16/99                $5,488        $16,809
12/17/99                $5,561        $16,835
12/20/99                $5,416        $16,800
12/21/99                $5,530        $16,982
12/22/99                $5,447        $17,014
12/24/99                $5,447        $17,277
12/27/99                $5,581        $17,262
12/28/99                $5,571        $17,269
12/29/99                $5,674        $17,338
12/30/99                $5,571        $17,350
12/31/99                $5,602        $17,407
1/3/00                  $5,550        $17,240
1/4/00                  $5,365        $16,579
1/5/00                  $5,457        $16,611
1/6/00                  $5,437        $16,627
1/7/00                  $5,344        $17,077
1/10/00                 $5,303        $17,269
1/11/00                 $5,416        $17,043
1/12/00                 $5,303        $16,968
1/13/00                 $5,272        $17,175
1/17/00                 $5,158        $17,358
1/18/00                 $5,375        $17,239
1/19/00                 $5,354        $17,248
1/20/00                 $5,200        $17,126
1/21/00                 $5,127        $17,076
1/24/00                 $5,014        $16,609
1/25/00                 $4,931        $16,705
1/26/00                 $4,807        $16,635
1/27/00                 $5,096        $16,569
1/28/00                 $4,869        $16,114
1/31/00                 $4,921        $16,520
2/1/00                  $4,838        $16,696
2/2/00                  $4,952        $16,694
2/3/00                  $4,973        $16,882
2/4/00                  $5,581        $16,875
2/7/00                  $5,375        $16,859
2/8/00                  $5,200        $17,081
2/9/00                  $5,561        $16,725
2/10/00                 $5,592        $16,785
2/11/00                 $5,540        $16,434
2/14/00                 $5,396        $16,467
2/15/00                 $5,519        $16,610
2/16/00                 $5,447        $16,440
2/17/00                 $5,344        $16,447
2/18/00                 $5,499        $15,947
2/22/00                 $5,540        $16,019
2/23/00                 $5,230        $16,120
2/24/00                 $5,024        $16,034
2/25/00                 $4,921        $15,797
2/28/00                 $4,828        $15,971
2/29/00                 $4,828        $16,188
3/1/00                  $4,921        $16,340
3/2/00                  $4,807        $16,370
3/3/00                  $4,756        $16,695
3/6/00                  $4,725        $16,483
3/7/00                  $5,107        $16,060
3/8/00                  $4,952        $16,192
3/9/00                  $5,004        $16,606
3/10/00                 $4,859        $16,528
3/13/00                 $4,942        $16,392
3/14/00                 $4,942        $16,102
3/15/00                 $4,942        $16,493
3/16/00                 $4,931        $17,279
3/17/00                 $4,807        $17,350
3/20/00                 $4,911        $17,257
3/21/00                 $5,076        $17,698
3/22/00                 $4,849        $17,778
3/23/00                 $4,911        $18,095
3/24/00                 $4,911        $18,096
3/27/00                 $4,818        $18,054
3/28/00                 $4,766        $17,862
3/29/00                 $4,653        $17,872
3/30/00                 $4,601        $17,628
3/31/00                 $4,611        $17,754
4/3/00                  $4,632        $17,842
4/4/00                  $4,777        $17,708
4/5/00                  $4,838        $17,621
4/6/00                  $4,704        $17,787
4/7/00                  $4,611        $17,965
4/10/00                 $4,642        $17,824
4/11/00                 $4,611        $17,778
4/12/00                 $4,550        $17,382
4/13/00                 $4,508        $17,066
4/14/00                 $4,766        $16,080
4/17/00                 $4,673        $16,603
4/18/00                 $4,601        $17,079
4/19/00                 $4,653        $16,912
4/21/00                 $4,601        $16,995
4/24/00                 $4,601        $16,940
4/25/00                 $4,519        $17,504
4/26/00                 $4,529        $17,309
4/27/00                 $4,591        $17,355
4/28/00                 $4,519        $17,207
5/1/00                  $4,570        $17,395
5/2/00                  $5,107        $17,135
5/3/00                  $4,921        $16,765
5/4/00                  $5,117        $16,697
5/5/00                  $4,952        $16,973
5/8/00                  $4,962        $16,872
5/9/00                  $4,962        $16,730
5/10/00                 $4,983        $16,385
5/11/00                 $4,890        $16,679
5/12/00                 $4,869        $16,834
5/15/00                 $4,880        $17,206
5/16/00                 $4,921        $17,368
5/17/00                 $4,735        $17,152
5/18/00                 $4,715        $17,027
5/19/00                 $4,673        $16,668
5/22/00                 $4,725        $16,595
5/23/00                 $4,756        $16,276
5/24/00                 $4,756        $16,575
5/25/00                 $4,642        $16,367
5/26/00                 $4,684        $16,326
5/30/00                 $4,766        $16,852
5/31/00                 $4,653        $16,830
6/1/00                  $4,663        $17,164
6/2/00                  $4,880        $17,501
6/5/00                  $5,045        $17,387
6/6/00                  $5,086        $17,271
6/7/00                  $4,952        $17,432
6/8/00                  $4,921        $17,317
6/9/00                  $4,828        $17,261
6/12/00                 $4,993        $17,131
6/13/00                 $4,890        $17,409
6/14/00                 $5,065        $17,422
6/15/00                 $4,973        $17,517
6/16/00                 $4,973        $17,350
6/19/00                 $4,797        $17,605
6/20/00                 $4,777        $17,486
6/21/00                 $4,797        $17,524
6/22/00                 $4,746        $17,204
6/23/00                 $4,673        $17,078
6/26/00                 $4,694        $17,241
6/27/00                 $4,756        $17,185
6/28/00                 $4,869        $17,236
6/29/00                 $4,684        $17,088
6/30/00                 $4,797        $17,233
7/3/00                  $4,746        $17,407
7/5/00                  $4,539        $17,134
7/6/00                  $4,611        $17,257
7/7/00                  $4,550        $17,521
7/10/00                 $4,622        $17,482
7/11/00                 $4,704        $17,544
7/12/00                 $4,684        $17,687
7/13/00                 $4,622        $17,722
7/14/00                 $4,570        $17,889
7/17/00                 $4,622        $17,895
7/18/00                 $4,581        $17,697
7/19/00                 $4,457        $17,557
7/20/00                 $4,415        $17,717
7/21/00                 $4,323        $17,536
7/24/00                 $4,333        $17,348
7/25/00                 $4,312        $17,468
7/26/00                 $4,436        $17,207
7/27/00                 $4,354        $17,174
7/28/00                 $4,364        $16,822
7/31/00                 $4,312        $16,951
8/1/00                  $4,395        $17,037
8/2/00                  $4,405        $17,045
8/3/00                  $4,189        $17,209
8/4/00                  $4,292        $17,332
8/7/00                  $4,333        $17,526
8/8/00                  $4,333        $17,567
8/9/00                  $4,292        $17,449
8/10/00                 $4,354        $17,300
8/11/00                 $4,550        $17,437
8/14/00                 $4,601        $17,671
8/15/00                 $4,581        $17,586
8/16/00                 $4,715        $17,532
8/17/00                 $4,591        $17,724
8/18/00                 $4,550        $17,673
8/21/00                 $4,457        $17,765
8/22/00                 $4,488        $17,749
8/23/00                 $4,467        $17,842
8/24/00                 $4,488        $17,869
8/25/00                 $4,539        $17,847
8/28/00                 $4,457        $17,938
8/29/00                 $4,477        $17,887
8/30/00                 $4,508        $17,802
8/31/00                 $4,570        $17,980
9/1/00                  $4,622        $18,017
9/5/00                  $4,642        $17,855
9/6/00                  $4,694        $17,679
9/7/00                  $4,684        $17,801
9/8/00                  $4,735        $17,706
9/11/00                 $4,704        $17,644
9/12/00                 $4,653        $17,557
9/13/00                 $4,611        $17,592
9/14/00                 $4,581        $17,544
9/15/00                 $4,467        $17,366
9/18/00                 $4,415        $17,113
9/19/00                 $4,354        $17,296
9/20/00                 $4,240        $17,194
9/21/00                 $4,292        $17,167
9/22/00                 $4,292        $17,163
9/25/00                 $4,271        $17,049
9/26/00                 $4,240        $16,908
9/27/00                 $4,405        $16,901
9/28/00                 $4,302        $17,277
9/29/00                 $4,323        $17,019
10/2/00                 $4,281        $17,015
10/3/00                 $4,250        $16,900
10/4/00                 $4,261        $16,993
10/5/00                 $4,106        $17,016
10/6/00                 $4,034        $16,693
10/9/00                 $4,137        $16,610
10/10/00                $4,127        $16,420
10/11/00                $3,972        $16,167
10/12/00                $4,158        $15,754
10/13/00                $4,003        $16,280
10/16/00                $3,920        $16,285
10/17/00                $3,838        $15,993
10/18/00                $3,817        $15,901
10/19/00                $3,817        $16,453
10/20/00                $3,838        $16,550
10/23/00                $3,796        $16,536
10/24/00                $3,735        $16,564
10/25/00                $3,683        $16,170
10/26/00                $3,714        $16,165
10/27/00                $3,786        $16,344
10/30/00                $3,858        $16,570
10/31/00                $3,827        $16,934
11/1/00                 $3,786        $16,838
11/2/00                 $3,817        $16,922
11/3/00                 $3,817        $16,902
11/6/00                 $3,827        $16,967
11/7/00                 $3,848        $16,964
11/8/00                 $3,827        $16,696
11/9/00                 $3,807        $16,588
11/10/00                $3,745        $16,183
11/13/00                $3,745        $16,009
11/14/00                $3,724        $16,384
11/15/00                $3,735        $16,465
11/16/00                $3,776        $16,258
11/17/00                $3,683        $16,204
11/20/00                $3,714        $15,906
11/21/00                $3,838        $15,962
11/23/00                $3,941        $15,666
11/24/00                $3,931        $15,896
11/27/00                $4,189        $15,982
11/28/00                $4,168        $15,829
11/29/00                $4,075        $15,898
11/30/00                $4,106        $15,578
12/1/00                 $4,230        $15,582
12/4/00                 $4,395        $15,697
12/5/00                 $4,219        $16,308
12/6/00                 $4,508        $16,011
12/7/00                 $4,488        $15,917
12/8/00                 $4,498        $16,229
12/11/00                $4,385        $16,352
12/12/00                $4,374        $16,245
12/13/00                $4,219        $16,112
12/14/00                $4,209        $15,886
12/15/00                $4,292        $15,545
12/18/00                $4,281        $15,671
12/19/00                $4,374        $15,468
12/20/00                $4,570        $14,984
12/21/00                $4,508        $15,104
12/22/00                $4,508        $15,472
12/26/00                $4,519        $15,472
12/26/00                $4,519        $15,581
12/27/00                $4,508        $15,744
12/28/00                $4,477        $15,807
12/29/00                $4,446        $15,642

------------------------------------------------------------------------------------------------------
                                                               TOTAL ANNUALIZED INVESTMENT RETURNS
                                                           -------------------------------------------
                                                             FISCAL YEAR
                                                                ENDED        SINCE INCEPTION (5/29/97)
                                                              12/31/00              TO 12/31/00
------------------------------------------------------------------------------------------------------
Precious Metals Fund                                             -20.63%                  -20.19%
S&P 500 Index                                                    -10.14%                   13.27%
------------------------------------------------------------------------------------------------------

FOR PERIODS PRIOR TO NOVEMBER 1998, THE FUND'S PERFORMANCE REFLECTED INSURANCE RELATED CHARGES THAT HAD THE EFFECT OF REDUCING RETURNS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE XAU INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

U.S. GOVERNMENT BOND FUND

BENCHMARK: 120% OF THE PRICE MOVEMENT OF THE CURRENT LONG TREASURY BOND

U.S. Government Bonds began the year under pressure, as investors worried whether the Federal Reserve would continue to raise interest rates. When investors noticed the government buying back outstanding debt, their interest rate concerns subsided. They stampeded to buy remaining issues pushing bond prices higher. The single biggest factor driving the bond market in 2000 may have been the budget surplus. The purchase of long-term bonds, such as the 30-year Treasury, was so intense that yields fell below those of shorter-term securities resulting in an inverted yield curve. The 30-year bond yield plummeted from 6.48% to 5.46% during the year.

        CUMULATIVE FUND PERFORMANCE: AUGUST 18, 1997--DECEMBER 31, 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                         PRICE MOVEMENT  LEHMAN BROTHERS
        U.S. GOVERNMENT  OF THE 30-YEAR    LONG T-BOND
              BOND FUND   TREASURY BOND            INDEX
Aug-97          $10,000         $10,000          $10,000
Aug-97          $10,013         $10,011          $10,018
Aug-97           $9,988          $9,990           $9,991
Aug-97           $9,891          $9,904           $9,929
Aug-97           $9,801          $9,810           $9,862
Aug-97           $9,804          $9,812           $9,864
Aug-97           $9,824          $9,831           $9,877
Aug-97           $9,827          $9,833           $9,886
Aug-97           $9,934          $9,939           $9,967
Aug-97           $9,881          $9,898           $9,933
Sep-97           $9,930          $9,936           $9,977
Sep-97           $9,902          $9,911           $9,958
Sep-97           $9,889          $9,895           $9,957
Sep-97           $9,831          $9,845           $9,922
Sep-97           $9,877          $9,890           $9,954
Sep-97           $9,865          $9,877           $9,946
Sep-97           $9,824          $9,834           $9,924
Sep-97           $9,790          $9,799           $9,897
Sep-97           $9,913          $9,920           $9,991
Sep-97           $9,924          $9,930          $10,009
Sep-97          $10,177         $10,156          $10,189
Sep-97          $10,210         $10,188          $10,218
Sep-97          $10,204         $10,180          $10,216
Sep-97          $10,235         $10,207          $10,231
Sep-97          $10,271         $10,233          $10,268
Sep-97          $10,217         $10,185          $10,230
Sep-97          $10,317         $10,274          $10,291
Sep-97          $10,189         $10,163          $10,216
Sep-97          $10,255         $10,220          $10,251
Sep-97          $10,234         $10,198          $10,241
Sep-97          $10,180         $10,147          $10,213
Oct-97          $10,327         $10,274          $10,304
Oct-97          $10,353         $10,290          $10,343
Oct-97          $10,359         $10,293          $10,334
Oct-97          $10,426         $10,347          $10,389
Oct-97          $10,468         $10,389          $10,421
Oct-97          $10,262         $10,207          $10,283
Oct-97          $10,247         $10,194          $10,272
Oct-97          $10,156         $10,118          $10,211
Oct-97          $10,156         $10,115          $10,211
Oct-97          $10,275         $10,223          $10,292
Oct-97          $10,222         $10,174          $10,262
Oct-97          $10,222         $10,172          $10,262
Oct-97          $10,145         $10,108          $10,204
Oct-97          $10,180         $10,142          $10,228
Oct-97          $10,186         $10,147          $10,232
Oct-97          $10,200         $10,156          $10,245
Oct-97          $10,341         $10,276          $10,340
Oct-97          $10,397         $10,316          $10,366
Oct-97          $10,478         $10,392          $10,466
Oct-97          $10,387         $10,309          $10,395
Oct-97          $10,512         $10,424          $10,477
Oct-97          $10,590         $10,493          $10,535
Oct-97          $10,629         $10,520          $10,553
Nov-97          $10,528         $10,427          $10,492
Nov-97          $10,472         $10,379          $10,452
Nov-97          $10,479         $10,384          $10,461
Nov-97          $10,567         $10,459          $10,526
Nov-97          $10,576         $10,469          $10,534
Nov-97          $10,563         $10,453          $10,534
Nov-97          $10,563         $10,497          $10,534
Nov-97          $10,605         $10,491          $10,556
Nov-97          $10,625         $10,507          $10,579
Nov-97          $10,659         $10,536          $10,592
Nov-97          $10,689         $10,556          $10,615
Nov-97          $10,691         $10,555          $10,621
Nov-97          $10,766         $10,618          $10,673
Nov-97          $10,728         $10,574          $10,657
Nov-97          $10,766         $10,596          $10,672
Nov-97          $10,686         $10,530          $10,632
Nov-97          $10,725         $10,558          $10,658
Nov-97          $10,735         $10,596          $10,663
Nov-97          $10,752         $10,579          $10,692
Dec-97          $10,766         $10,594          $10,702
Dec-97          $10,770         $10,592          $10,710
Dec-97          $10,792         $10,609          $10,731
Dec-97          $10,767         $10,586          $10,714
Dec-97          $10,699         $10,524          $10,658
Dec-97          $10,600         $10,439          $10,602
Dec-97          $10,611         $10,445          $10,610
Dec-97          $10,677         $10,507          $10,651
Dec-97          $10,804         $10,617          $10,735
Dec-97          $10,945         $10,738          $10,829
Dec-97          $10,887         $10,687          $10,790
Dec-97          $10,910         $10,705          $10,809
Dec-97          $10,860         $10,663          $10,773
Dec-97          $10,940         $10,730          $10,826
Dec-97          $11,018         $10,784          $10,870
Dec-97          $11,041         $10,806          $10,894
Dec-97          $11,042         $10,808          $10,896
Dec-97          $11,022         $10,787          $10,889
Dec-97          $11,023         $10,782          $10,885
Dec-97          $10,998         $10,766          $10,874
Dec-97          $10,898         $10,676          $10,817
Dec-97          $10,984         $10,749          $10,872
Jan-98          $11,126         $10,867          $10,969
Jan-98          $11,331         $11,040          $11,117
Jan-98          $11,353         $11,061          $11,124
Jan-98          $11,234         $10,958          $11,048
Jan-98          $11,312         $11,019          $11,111
Jan-98          $11,409         $11,091          $11,182
Jan-98          $11,425         $11,106          $11,196
Jan-98          $11,396         $11,079          $11,189
Jan-98          $11,346         $11,037          $11,150
Jan-98          $11,321         $11,014          $11,144
Jan-98          $11,233         $10,944          $11,078
Jan-98          $11,180         $10,893          $11,050
Jan-98          $11,231         $10,939          $11,076
Jan-98          $11,148         $10,862          $11,034
Jan-98          $10,923         $10,681          $10,878
Jan-98          $11,073         $10,805          $10,975
Jan-98          $10,974         $10,720          $10,912
Jan-98          $10,989         $10,730          $10,925
Jan-98          $11,165         $10,875          $11,040
Jan-98          $11,223         $10,922          $11,096
Feb-98          $11,129         $10,841          $11,033
Feb-98          $11,138         $10,847          $11,039
Feb-98          $11,133         $10,847          $11,030
Feb-98          $11,022         $10,752          $10,973
Feb-98          $11,042         $10,769          $10,977
Feb-98          $10,985         $10,718          $10,947
Feb-98          $11,024         $10,752          $10,969
Feb-98          $11,152         $10,857          $11,055
Feb-98          $11,113         $10,824          $11,048
Feb-98          $11,173         $10,872          $11,081
Feb-98          $11,260         $10,944          $11,145
Feb-98          $11,183         $10,877          $11,101
Feb-98          $11,168         $10,867          $11,093
Feb-98          $11,136         $10,839          $11,073
Feb-98          $11,062         $10,779          $11,029
Feb-98          $10,947         $10,687          $10,948
Feb-98          $11,036         $10,759          $11,007
Feb-98          $10,987         $10,717          $10,981
Feb-98          $11,035         $10,761          $11,013
Mar-98          $10,863         $10,604          $10,896
Mar-98          $10,792         $10,543          $10,853
Mar-98          $10,832         $10,581          $10,872
Mar-98          $10,780         $10,537          $10,847
Mar-98          $10,865         $10,609          $10,900
Mar-98          $10,964         $10,690          $10,969
Mar-98          $10,963         $10,687          $10,980
Mar-98          $11,030         $10,746          $11,020
Mar-98          $11,144         $10,839          $11,096
Mar-98          $11,103         $10,800          $11,077
Mar-98          $11,175         $10,864          $11,125
Mar-98          $11,111         $10,805          $11,091
Mar-98          $11,084         $10,782          $11,071
Mar-98          $11,082         $10,779          $11,064
Mar-98          $11,124         $10,815          $11,088
Mar-98          $11,132         $10,815          $11,098
Mar-98          $11,136         $10,821          $11,103
Mar-98          $11,032         $10,733          $11,043
Mar-98          $10,997         $10,710          $11,019
Mar-98          $10,990         $10,703          $11,006
Mar-98          $10,954         $10,671          $10,983
Mar-98          $11,024         $10,733          $11,036
Apr-98          $11,094         $10,792          $11,094
Apr-98          $11,189         $10,870          $11,160
Apr-98          $11,322         $10,975          $11,243
Apr-98          $11,243         $10,903          $11,194
Apr-98          $11,214         $10,873          $11,176
Apr-98          $11,111         $10,787          $11,107
Apr-98          $11,147         $10,819          $11,124
Apr-98          $11,045         $10,739          $11,062
Apr-98          $11,094         $10,785          $11,103
Apr-98          $11,133         $10,813          $11,131
Apr-98          $11,157         $10,834          $11,144
Apr-98          $11,142         $10,818          $11,143
Apr-98          $11,072         $10,759          $11,100
Apr-98          $11,009         $10,707          $11,057
Apr-98          $11,006         $10,705          $11,053
Apr-98          $10,976         $10,679          $11,042
Apr-98          $11,036         $10,728          $11,073
Apr-98          $10,815         $10,542          $10,933
Apr-98          $10,815         $10,543          $10,929
Apr-98          $10,804         $10,532          $10,927
Apr-98          $11,027         $10,715          $11,070
May-98          $11,054         $10,736          $11,091
May-98          $11,045         $10,726          $11,097
May-98          $10,997         $10,685          $11,061
May-98          $11,048         $10,728          $11,097
May-98          $11,041         $10,718          $11,095
May-98          $10,998         $10,682          $11,063
May-98          $10,873         $10,576          $10,995
May-98          $11,025         $10,707          $11,088
May-98          $11,048         $10,725          $11,105
May-98          $10,991         $10,676          $11,071
May-98          $11,011         $10,695          $11,079
May-98          $11,097         $10,766          $11,137
May-98          $11,071         $10,743          $11,124
May-98          $11,146         $10,805          $11,176
May-98          $11,079         $10,748          $11,135
May-98          $11,126         $10,788          $11,157
May-98          $11,219         $10,867          $11,220
May-98          $11,257         $10,901          $11,253
May-98          $11,245         $10,890          $11,243
May-98          $11,293         $10,934          $11,280
Jun-98          $11,341         $10,975          $11,320
Jun-98          $11,309         $10,949          $11,298
Jun-98          $11,299         $10,937          $11,297
Jun-98          $11,275         $10,919          $11,274
Jun-98          $11,322         $10,955          $11,305
Jun-98          $11,322         $10,952          $11,318
Jun-98          $11,317         $10,945          $11,318
Jun-98          $11,488         $11,091          $11,420
Jun-98          $11,589         $11,174          $11,500
Jun-98          $11,585         $11,168          $11,501
Jun-98          $11,678         $11,246          $11,559
Jun-98          $11,578         $11,164          $11,500
Jun-98          $11,405         $11,022          $11,381
Jun-98          $11,496         $11,101          $11,434
Jun-98          $11,531         $11,125          $11,461
Jun-98          $11,563         $11,156          $11,483
Jun-98          $11,598         $11,181          $11,511
Jun-98          $11,573         $11,161          $11,496
Jun-98          $11,574         $11,163          $11,502
Jun-98          $11,609         $11,184          $11,523
Jun-98          $11,588         $11,177          $11,517
Jun-98          $11,628         $11,210          $11,550
Jul-98          $11,620         $11,204          $11,547
Jul-98          $11,676         $11,249          $11,586
Jul-98          $11,716         $11,282          $11,621
Jul-98          $11,668         $11,253          $11,594
Jul-98          $11,621         $11,218          $11,560
Jul-98          $11,664         $11,241          $11,587
Jul-98          $11,641         $11,218          $11,567
Jul-98          $11,524         $11,122          $11,504
Jul-98          $11,459         $11,065          $11,461
Jul-98          $11,475         $11,079          $11,476
Jul-98          $11,440         $11,053          $11,450
Jul-98          $11,407         $11,019          $11,422
Jul-98          $11,476         $11,074          $11,472
Jul-98          $11,553         $11,135          $11,524
Jul-98          $11,528         $11,115          $11,518
Jul-98          $11,562         $11,155          $11,546
Jul-98          $11,531         $11,114          $11,529
Jul-98          $11,524         $11,091          $11,509
Jul-98          $11,431         $11,030          $11,472
Jul-98          $11,387         $10,985          $11,438
Jul-98          $11,455         $11,043          $11,479
Jul-98          $11,466         $11,053          $11,497
Aug-98          $11,585         $11,155          $11,573
Aug-98          $11,615         $11,177          $11,597
Aug-98          $11,591         $11,151          $11,601
Aug-98          $11,560         $11,130          $11,580
Aug-98          $11,657         $11,210          $11,639
Aug-98          $11,662         $11,213          $11,643
Aug-98          $11,720         $11,259          $11,689
Aug-98          $11,684         $11,228          $11,662
Aug-98          $11,630         $11,186          $11,626
Aug-98          $11,713         $11,249          $11,688
Aug-98          $11,694         $11,239          $11,678
Aug-98          $11,679         $11,223          $11,670
Aug-98          $11,667         $11,214          $11,663
Aug-98          $11,755         $11,301          $11,719
Aug-98          $11,839         $11,387          $11,811
Aug-98          $11,816         $11,361          $11,781
Aug-98          $11,896         $11,440          $11,838
Aug-98          $11,906         $11,451          $11,853
Aug-98          $11,999         $11,522          $11,923
Aug-98          $12,033         $11,564          $11,922
Aug-98          $12,147         $11,660          $12,022
Sep-98          $12,084         $11,605          $11,987
Sep-98          $12,077         $11,585          $11,958
Sep-98          $12,132         $11,656          $12,029
Sep-98          $12,214         $11,706          $12,039
Sep-98          $12,086         $11,580          $11,995
Sep-98          $12,234         $11,704          $12,089
Sep-98          $12,430         $11,865          $12,250
Sep-98          $12,323         $11,778          $12,182
Sep-98          $12,299         $11,775          $12,146
Sep-98          $12,249         $11,741          $12,122
Sep-98          $12,335         $11,805          $12,140
Sep-98          $12,390         $11,865          $12,224
Sep-98          $12,461         $11,929          $12,247
Sep-98          $12,432         $11,968          $12,228
Sep-98          $12,444         $11,904          $12,200
Sep-98          $12,440         $11,890          $12,250
Sep-98          $12,501         $11,927          $12,269
Sep-98          $12,507         $11,966          $12,288
Sep-98          $12,462         $11,916          $12,246
Sep-98          $12,551         $12,010          $12,271
Sep-98          $12,800         $12,238          $12,482
Oct-98          $12,983         $12,410          $12,603
Oct-98          $13,081         $12,482          $12,665
Oct-98          $13,369         $12,755          $12,790
Oct-98          $13,282         $12,680          $12,751
Oct-98          $13,100         $12,521          $12,601
Oct-98          $12,667         $12,210          $12,348
Oct-98          $12,295         $11,975          $12,116
Oct-98          $12,295         $11,883          $12,116
Oct-98          $12,342         $12,001          $12,116
Oct-98          $12,590         $12,205          $12,291
Oct-98          $12,495         $12,166          $12,233
Oct-98          $12,695         $12,266          $12,344
Oct-98          $12,633         $12,222          $12,342
Oct-98          $12,467         $12,091          $12,235
Oct-98          $12,435         $12,070          $12,216
Oct-98          $12,337         $11,960          $12,181
Oct-98          $12,258         $11,884          $12,119
Oct-98          $12,399         $11,959          $12,187
Oct-98          $12,529         $12,042          $12,321
Oct-98          $12,485         $11,960          $12,322
Oct-98          $12,557         $12,026          $12,360
Oct-98          $12,419         $11,911          $12,264
Nov-98          $12,218         $11,769          $12,139
Nov-98          $12,258         $11,801          $12,140
Nov-98          $12,046         $11,603          $12,015
Nov-98          $12,039         $11,584          $12,034
Nov-98          $11,866         $11,440          $11,945
Nov-98          $12,059         $11,593          $12,062
Nov-98          $12,082         $11,593          $12,132
Nov-98          $12,166         $11,662          $12,167
Nov-98          $12,144         $11,635          $12,157
Nov-98          $12,119         $11,623          $12,142
Nov-98          $12,050         $11,571          $12,128
Nov-98          $12,183         $11,662          $12,155
Nov-98          $12,182         $11,655          $12,177
Nov-98          $12,250         $11,704          $12,197
Nov-98          $12,161         $11,646          $12,149
Nov-98          $12,210         $11,702          $12,173
Nov-98          $12,297         $11,764          $12,210
Nov-98          $12,345         $11,804          $12,231
Nov-98          $12,537         $11,963          $12,354
Dec-98          $12,566         $12,004          $12,392
Dec-98          $12,622         $12,057          $12,454
Dec-98          $12,633         $12,081          $12,447
Dec-98          $12,603         $12,021          $12,383
Dec-98          $12,495         $12,021          $12,348
Dec-98          $12,625         $12,114          $12,444
Dec-98          $12,704         $12,174          $12,497
Dec-98          $12,716         $12,190          $12,497
Dec-98          $12,568         $12,068          $12,414
Dec-98          $12,638         $12,125          $12,452
Dec-98          $12,524         $12,035          $12,382
Dec-98          $12,542         $12,077          $12,420
Dec-98          $12,592         $12,088          $12,438
Dec-98          $12,553         $12,066          $12,437
Dec-98          $12,451         $11,979          $12,359
Dec-98          $12,314         $11,870          $12,265
Dec-98          $12,162         $11,742          $12,170
Dec-98          $12,124         $11,710          $12,132
Dec-98          $12,236         $11,801          $12,216
Dec-98          $12,339         $11,886          $12,288
Dec-98          $12,384         $11,924          $12,340
Dec-98          $12,403         $11,946          $12,346
Jan-99          $12,273         $11,817          $12,280
Jan-99          $12,146         $11,710          $12,227
Jan-99          $12,257         $11,777          $12,282
Jan-99          $12,116         $11,686          $12,248
Jan-99          $11,973         $11,633          $12,132
Jan-99          $11,914         $11,588          $12,083
Jan-99          $12,021         $11,695          $12,151
Jan-99          $12,151         $11,828          $12,248
Jan-99          $12,334         $11,930          $12,375
Jan-99          $12,222         $11,895          $12,334
Jan-99          $12,213         $11,843          $12,279
Jan-99          $12,134         $11,784          $12,230
Jan-99          $12,217         $11,833          $12,309
Jan-99          $12,349         $11,928          $12,395
Jan-99          $12,290         $11,888          $12,379
Jan-99          $12,269         $11,861          $12,368
Jan-99          $12,265         $11,855          $12,371
Jan-99          $12,320         $11,895          $12,405
Jan-99          $12,364         $11,932          $12,447
Feb-99          $12,151         $11,757          $12,325
Feb-99          $12,081         $11,659          $12,235
Feb-99          $12,006         $11,633          $12,203
Feb-99          $11,897         $11,553          $12,143
Feb-99          $11,836         $11,495          $12,087
Feb-99          $11,811         $11,464          $12,104
Feb-99          $11,880         $11,517          $12,150
Feb-99          $11,844         $11,486          $12,151
Feb-99          $11,843         $11,482          $12,144
Feb-99          $11,542         $11,233          $11,947
Feb-99          $11,662         $11,327          $12,018
Feb-99          $11,744         $11,393          $12,076
Feb-99          $11,656         $11,313          $12,026
Feb-99          $11,642         $11,290          $11,997
Feb-99          $11,703         $11,340          $12,053
Feb-99          $11,592         $11,218          $11,985
Feb-99          $11,381         $11,085          $11,883
Feb-99          $11,208         $10,921          $11,755
Feb-99          $11,289         $10,986          $11,831
Mar-99          $11,116         $10,829          $11,704
Mar-99          $11,198         $10,894          $11,778
Mar-99          $11,088         $10,800          $11,724
Mar-99          $11,059         $10,784          $11,691
Mar-99          $11,195         $10,908          $11,770
Mar-99          $11,236         $10,835          $11,789
Mar-99          $11,342         $11,034          $11,878
Mar-99          $11,303         $11,002          $11,860
Mar-99          $11,298         $10,982          $11,843
Mar-99          $11,363         $11,036          $11,888
Mar-99          $11,422         $11,077          $11,932
Mar-99          $11,488         $11,137          $11,988
Mar-99          $11,421         $11,085          $11,957
Mar-99          $11,446         $11,108          $11,964
Mar-99          $11,352         $11,023          $11,924
Mar-99          $11,296         $10,977          $11,847
Mar-99          $11,309         $10,989          $11,855
Mar-99          $11,357         $11,036          $11,900
Mar-99          $11,263         $10,946          $11,853
Mar-99          $11,243         $10,923          $11,825
Mar-99          $11,169         $10,858          $11,770
Mar-99          $11,292         $10,957          $11,855
Mar-99          $11,210         $10,887          $11,805
Apr-99          $11,116         $10,802          $11,757
Apr-99          $11,116         $10,926          $11,799
Apr-99          $11,279         $10,933          $11,901
Apr-99          $11,414         $11,052          $12,009
Apr-99          $11,416         $11,074          $12,004
Apr-99          $11,585         $11,192          $12,131
Apr-99          $11,548         $11,165          $12,097
Apr-99          $11,561         $11,171          $12,114
Apr-99          $11,464         $11,085          $12,070
Apr-99          $11,448         $11,072          $12,049
Apr-99          $11,404         $11,045          $12,029
Apr-99          $11,327         $10,975          $11,971
Apr-99          $11,389         $11,018          $12,014
Apr-99          $11,442         $11,077          $12,056
Apr-99          $11,437         $11,077          $12,047
Apr-99          $11,261         $10,917          $11,930
Apr-99          $11,275         $10,926          $11,949
Apr-99          $11,334         $10,973          $11,980
Apr-99          $11,383         $11,011          $12,011
Apr-99          $11,325         $10,957          $11,985
Apr-99          $11,432         $11,043          $12,064
Apr-99          $11,137         $10,797          $11,877
May-99          $11,171         $10,829          $11,884
May-99          $11,069         $10,746          $11,815
May-99          $11,089         $10,757          $11,843
May-99          $10,930         $10,626          $11,717
May-99          $10,896         $10,588          $11,687
May-99          $10,954         $10,639          $11,732
May-99          $10,841         $10,545          $11,667
May-99          $10,880         $10,574          $11,693
May-99          $11,042         $10,703          $11,832
May-99          $10,734         $10,444          $11,625
May-99          $10,745         $10,461          $11,615
May-99          $10,765         $10,477          $11,645
May-99          $10,908         $10,613          $11,731
May-99          $10,881         $10,588          $11,703
May-99          $10,969         $10,660          $11,768
May-99          $10,990         $10,675          $11,762
May-99          $11,000         $10,684          $11,766
May-99          $10,916         $10,613          $11,715
May-99          $10,842         $10,552          $11,646
May-99          $10,856         $10,556          $11,649
Jun-99          $10,687         $10,421          $11,535
Jun-99          $10,688         $10,410          $11,554
Jun-99          $10,680         $10,401          $11,560
Jun-99          $10,646         $10,367          $11,542
Jun-99          $10,647         $10,358          $11,553
Jun-99          $10,600         $10,327          $11,523
Jun-99          $10,573         $10,300          $11,479
Jun-99          $10,499         $10,243          $11,440
Jun-99          $10,360         $10,117          $11,325
Jun-99          $10,427         $10,173          $11,367
Jun-99          $10,419         $10,166          $11,381
Jun-99          $10,468         $10,212          $11,400
Jun-99          $10,678         $10,381          $11,562
Jun-99          $10,643         $10,358          $11,520
Jun-99          $10,540         $10,266          $11,454
Jun-99          $10,494         $10,229          $11,415
Jun-99          $10,391         $10,137          $11,346
Jun-99          $10,325         $10,081          $11,300
Jun-99          $10,357         $10,103          $11,318
Jun-99          $10,454         $10,178          $11,397
Jun-99          $10,512         $10,229          $11,449
Jun-99          $10,637         $10,335          $11,560
Jul-99          $10,590         $10,299          $11,531
Jul-99          $10,614         $10,302          $11,542
Jul-99          $10,549         $10,250          $11,513
Jul-99          $10,522         $10,223          $11,465
Jul-99          $10,627         $10,313          $11,550
Jul-99          $10,621         $10,313          $11,554
Jul-99          $10,793         $10,459          $11,672
Jul-99          $10,804         $10,466          $11,702
Jul-99          $10,757         $10,444          $11,675
Jul-99          $10,767         $10,452          $11,681
Jul-99          $10,817         $10,480          $11,708
Jul-99          $10,818         $10,477          $11,733
Jul-99          $10,829         $10,486          $11,721
Jul-99          $10,811         $10,468          $11,702
Jul-99          $10,689         $10,372          $11,601
Jul-99          $10,598         $10,290          $11,549
Jul-99          $10,580         $10,268          $11,525
Jul-99          $10,620         $10,300          $11,578
Jul-99          $10,621         $10,308          $11,575
Jul-99          $10,527         $10,221          $11,515
Jul-99          $10,464         $10,160          $11,490
Aug-99          $10,455         $10,149          $11,468
Aug-99          $10,390         $10,088          $11,438
Aug-99          $10,458         $10,149          $11,459
Aug-99          $10,554         $10,243          $11,513
Aug-99          $10,387         $10,095          $11,401
Aug-99          $10,283          $9,997          $11,300
Aug-99          $10,255          $9,971          $11,298
Aug-99          $10,304         $10,006          $11,313
Aug-99          $10,239          $9,944          $11,310
Aug-99          $10,357         $10,038          $11,396
Aug-99          $10,348         $10,035          $11,413
Aug-99          $10,464         $10,135          $11,482
Aug-99          $10,485         $10,183          $11,512
Aug-99          $10,457         $10,149          $11,502
Aug-99          $10,499         $10,196          $11,515
Aug-99          $10,510         $10,216          $11,523
Aug-99          $10,578         $10,243          $11,551
Aug-99          $10,723         $10,377          $11,650
Aug-99          $10,705         $10,352          $11,648
Aug-99          $10,546         $10,227          $11,558
Aug-99          $10,394         $10,090          $11,478
Aug-99          $10,376         $10,082          $11,426
Sep-99          $10,349         $10,058          $11,441
Sep-99          $10,264          $9,988          $11,357
Sep-99          $10,451         $10,152          $11,465
Sep-99          $10,356         $10,074          $11,430
Sep-99          $10,386         $10,090          $11,444
Sep-99          $10,331         $10,046          $11,404
Sep-99          $10,440         $10,146          $11,484
Sep-99          $10,393         $10,096          $11,448
Sep-99          $10,308         $10,027          $11,380
Sep-99          $10,319         $10,032          $11,397
Sep-99          $10,368         $10,074          $11,407
Sep-99          $10,430         $10,108          $11,477
Sep-99          $10,383         $10,077          $11,468
Sep-99          $10,355         $10,043          $11,445
Sep-99          $10,366         $10,055          $11,457
Sep-99          $10,463         $10,177          $11,530
Sep-99          $10,611         $10,252          $11,623
Sep-99          $10,497         $10,157          $11,563
Sep-99          $10,411         $10,094          $11,521
Sep-99          $10,307         $10,010          $11,438
Sep-99          $10,423         $10,100          $11,518
Oct-99          $10,282          $9,974          $11,398
Oct-99          $10,360         $10,049          $11,459
Oct-99          $10,236          $9,943          $11,376
Oct-99          $10,238          $9,933          $11,385
Oct-99          $10,219          $9,918          $11,373
Oct-99          $10,223          $9,916          $11,383
Oct-99          $10,223          $9,902          $11,383
Oct-99          $10,177          $9,872          $11,346
Oct-99          $10,082          $9,792          $11,309
Oct-99          $10,035          $9,730          $11,244
Oct-99          $10,125          $9,817          $11,324
Oct-99          $10,069          $9,777          $11,294
Oct-99          $10,003          $9,713          $11,232
Oct-99          $10,004          $9,713          $11,242
Oct-99           $9,986          $9,694          $11,231
Oct-99           $9,989          $9,703          $11,227
Oct-99           $9,990          $9,705          $11,231
Oct-99           $9,963          $9,675          $11,220
Oct-99          $10,041          $9,739          $11,282
Oct-99          $10,168          $9,833          $11,373
Oct-99          $10,325          $9,968          $11,510
Nov-99          $10,268          $9,925          $11,491
Nov-99          $10,347          $9,989          $11,531
Nov-99          $10,348          $9,989          $11,549
Nov-99          $10,426         $10,050          $11,601
Nov-99          $10,516         $10,126          $11,649
Nov-99          $10,478         $10,097          $11,638
Nov-99          $10,470         $10,080          $11,638
Nov-99          $10,432         $10,046          $11,612
Nov-99          $10,432         $10,049          $11,612
Nov-99          $10,541         $10,143          $11,692
Nov-99          $10,533         $10,136          $11,705
Nov-99          $10,495         $10,100          $11,687
Nov-99          $10,370          $9,993          $11,607
Nov-99          $10,314          $9,943          $11,572
Nov-99          $10,326          $9,953          $11,583
Nov-99          $10,279          $9,913          $11,564
Nov-99          $10,280          $9,914          $11,562
Nov-99          $10,263          $9,897          $11,545
Nov-99          $10,217          $9,858          $11,518
Nov-99          $10,093          $9,760          $11,427
Nov-99          $10,142          $9,794          $11,435
Dec-99          $10,114          $9,780          $11,424
Dec-99          $10,076          $9,746          $11,401
Dec-99          $10,186          $9,825          $11,481
Dec-99          $10,206          $9,842          $11,511
Dec-99          $10,275          $9,897          $11,563
Dec-99          $10,228          $9,863          $11,538
Dec-99          $10,258          $9,882          $11,552
Dec-99          $10,348          $9,957          $11,631
Dec-99          $10,310          $9,908          $11,613
Dec-99          $10,127          $9,766          $11,475
Dec-99          $10,080          $9,720          $11,429
Dec-99           $9,984          $9,655          $11,363
Dec-99           $9,997          $9,666          $11,355
Dec-99           $9,920          $9,592          $11,286
Dec-99           $9,902          $9,578          $11,277
Dec-99           $9,893          $9,566          $11,261
Dec-99           $9,895          $9,570          $11,292
Dec-99           $9,867          $9,544          $11,278
Dec-99           $9,916          $9,583          $11,317
Dec-99           $9,937          $9,606          $11,332
Dec-99           $9,869          $9,539          $11,278
Jan-00           $9,726          $9,386          $11,153
Jan-00           $9,815          $9,473          $11,246
Jan-00           $9,689          $9,348          $11,145
Jan-00           $9,778          $9,417          $11,218
Jan-00           $9,848          $9,470          $11,285
Jan-00           $9,772          $9,394          $11,245
Jan-00           $9,647          $9,292          $11,147
Jan-00           $9,609          $9,254          $11,130
Jan-00           $9,717          $9,336          $11,219
Jan-00           $9,653          $9,278          $11,171
Jan-00           $9,577          $9,211          $11,138
Jan-00           $9,626          $9,254          $11,186
Jan-00           $9,608          $9,239          $11,159
Jan-00           $9,641          $9,261          $11,195
Jan-00           $9,729          $9,337          $11,275
Jan-00           $9,740          $9,339          $11,287
Jan-00           $9,829          $9,409          $11,326
Jan-00           $9,917          $9,487          $11,399
Jan-00          $10,037          $9,580          $11,501
Jan-00           $9,980          $9,536          $11,456
Feb-00          $10,059          $9,600          $11,496
Feb-00          $10,226          $9,755          $11,599
Feb-00          $10,461          $9,971          $11,725
Feb-00          $10,347          $9,858          $11,640
Feb-00          $10,202          $9,724          $11,541
Feb-00          $10,398          $9,893          $11,670
Feb-00          $10,243          $9,761          $11,615
Feb-00          $10,069          $9,597          $11,469
Feb-00          $10,121          $9,634          $11,539
Feb-00          $10,239          $9,727          $11,637
Feb-00          $10,172          $9,677          $11,620
Feb-00          $10,163          $9,651          $11,599
Feb-00          $10,232          $9,714          $11,634
Feb-00          $10,323          $9,793          $11,725
Feb-00          $10,451          $9,914          $11,862
Feb-00          $10,355          $9,823          $11,769
Feb-00          $10,385          $9,838          $11,829
Feb-00          $10,320          $9,782          $11,777
Feb-00          $10,252          $9,739          $11,705
Feb-00          $10,351          $9,820          $11,767
Mar-00          $10,333          $9,802          $11,762
Mar-00          $10,353          $9,811          $11,763
Mar-00          $10,395          $9,841          $11,819
Mar-00          $10,348          $9,802          $11,801
Mar-00          $10,339          $9,798          $11,797
Mar-00          $10,320          $9,782          $11,776
Mar-00          $10,331          $9,793          $11,787
Mar-00          $10,296          $9,763          $11,736
Mar-00          $10,316          $9,782          $11,755
Mar-00          $10,425          $9,869          $11,833
Mar-00          $10,475          $9,911          $11,875
Mar-00          $10,525          $9,944          $11,921
Mar-00          $10,587          $9,996          $11,978
Mar-00          $10,627         $10,032          $11,975
Mar-00          $10,657         $10,053          $12,021
Mar-00          $10,649         $10,044          $12,021
Mar-00          $10,738         $10,123          $12,074
Mar-00          $10,614         $10,023          $11,966
Mar-00          $10,615         $10,023          $11,967
Mar-00          $10,616         $10,017          $11,978
Mar-00          $10,617         $10,024          $11,982
Mar-00          $10,784         $10,174          $12,099
Mar-00          $10,846         $10,228          $12,163
Apr-00          $10,876         $10,256          $12,187
Apr-00          $10,985         $10,346          $12,297
Apr-00          $10,927         $10,289          $12,259
Apr-00          $10,938         $10,295          $12,267
Apr-00          $11,088         $10,426          $12,378
Apr-00          $11,109         $10,449          $12,394
Apr-00          $10,973         $10,331          $12,275
Apr-00          $10,856         $10,228          $12,192
Apr-00          $10,916         $10,277          $12,247
Apr-00          $10,948         $10,298          $12,267
Apr-00          $10,743         $10,126          $12,109
Apr-00          $10,734         $10,123          $12,114
Apr-00          $10,873         $10,228          $12,223
Apr-00          $10,897         $10,256          $12,235
Apr-00          $10,829         $10,192          $12,196
Apr-00          $10,712         $10,088          $12,119
Apr-00          $10,694         $10,077          $12,105
Apr-00          $10,626         $10,023          $12,026
Apr-00          $10,658         $10,047          $12,068
May-00          $10,640         $10,032          $12,054
May-00          $10,562          $9,965          $11,982
May-00          $10,426          $9,857          $11,863
May-00          $10,299          $9,760          $11,760
May-00          $10,292          $9,743          $11,732
May-00          $10,195          $9,669          $11,659
May-00          $10,265          $9,725          $11,720
May-00          $10,335          $9,776          $11,794
May-00          $10,356          $9,796          $11,820
May-00          $10,280          $9,733          $11,737
May-00          $10,340          $9,778          $11,803
May-00          $10,420          $9,849          $11,858
May-00          $10,323          $9,767          $11,795
May-00          $10,216          $9,678          $11,697
May-00          $10,248          $9,707          $11,727
May-00          $10,338          $9,772          $11,811
May-00          $10,349          $9,781          $11,809
May-00          $10,311          $9,749          $11,784
May-00          $10,469          $9,878          $11,906
May-00          $10,533          $9,929          $11,962
May-00          $10,475          $9,887          $11,915
May-00          $10,594          $9,976          $12,023
Jun-00          $10,704         $10,070          $12,116
Jun-00          $10,746         $10,095          $12,147
Jun-00          $10,797         $10,135          $12,196
Jun-00          $10,788         $10,129          $12,191
Jun-00          $10,828         $10,163          $12,225
Jun-00          $10,849         $10,178          $12,243
Jun-00          $10,833         $10,154          $12,236
Jun-00          $10,863         $10,180          $12,266
Jun-00          $10,736         $10,071          $12,183
Jun-00          $10,816         $10,135          $12,248
Jun-00          $10,787         $10,110          $12,232
Jun-00          $10,870         $10,180          $12,303
Jun-00          $10,851         $10,157          $12,279
Jun-00          $10,832         $10,150          $12,263
Jun-00          $10,725         $10,056          $12,181
Jun-00          $10,696         $10,030          $12,170
Jun-00          $10,610          $9,959          $12,101
Jun-00          $10,691         $10,020          $12,173
Jun-00          $10,761         $10,086          $12,211
Jun-00          $10,713         $10,045          $12,177
Jun-00          $10,852         $10,174          $12,296
Jun-00          $10,825         $10,139          $12,284
Jul-00          $10,877         $10,181          $12,327
Jul-00          $10,898         $10,204          $12,342
Jul-00          $10,819         $10,139          $12,281
Jul-00          $10,882         $10,201          $12,334
Jul-00          $10,853         $10,172          $12,328
Jul-00          $10,844         $10,160          $12,328
Jul-00          $10,855         $10,168          $12,324
Jul-00          $10,975         $10,268          $12,430
Jul-00          $10,869         $10,177          $12,331
Jul-00          $10,781         $10,110          $12,269
Jul-00          $10,792         $10,123          $12,274
Jul-00          $10,803         $10,135          $12,273
Jul-00          $11,002         $10,283          $12,454
Jul-00          $11,025         $10,298          $12,481
Jul-00          $10,996         $10,280          $12,457
Jul-00          $11,007         $10,283          $12,471
Jul-00          $10,989         $10,265          $12,461
Jul-00          $11,069         $10,328          $12,522
Jul-00          $11,052         $10,322          $12,500
Jul-00          $11,024         $10,298          $12,493
Aug-00          $11,104         $10,364          $12,545
Aug-00          $11,085         $10,339          $12,553
Aug-00          $11,126         $10,373          $12,596
Aug-00          $11,178         $10,405          $12,635
Aug-00          $11,120         $10,357          $12,593
Aug-00          $11,151         $10,373          $12,634
Aug-00          $11,172         $10,389          $12,650
Aug-00          $11,252         $10,464          $12,691
Aug-00          $11,195         $10,419          $12,646
Aug-00          $11,216         $10,419          $12,690
Aug-00          $11,188         $10,405          $12,662
Aug-00          $11,159         $10,382          $12,633
Aug-00          $11,200         $10,413          $12,670
Aug-00          $11,242         $10,441          $12,709
Aug-00          $11,214         $10,416          $12,685
Aug-00          $11,225         $10,428          $12,692
Aug-00          $11,275         $10,463          $12,747
Aug-00          $11,306         $10,482          $12,769
Aug-00          $11,309         $10,487          $12,767
Aug-00          $11,290         $10,399          $12,702
Aug-00          $11,142         $10,351          $12,664
Aug-00          $11,163         $10,373          $12,682
Aug-00          $11,283         $10,464          $12,779
Sep-00          $11,307         $10,476          $12,800
Sep-00          $11,318         $10,485          $12,813
Sep-00          $11,240         $10,431          $12,754
Sep-00          $11,211         $10,404          $12,727
Sep-00          $11,254         $10,435          $12,763
Sep-00          $11,205         $10,395          $12,720
Sep-00          $11,156         $10,352          $12,701
Sep-00          $11,197         $10,376          $12,740
Sep-00          $11,069         $10,268          $12,640
Sep-00          $10,913         $10,138          $12,543
Sep-00          $10,834         $10,059          $12,494
Sep-00          $10,895         $10,120          $12,529
Sep-00          $10,816         $10,051          $12,476
Sep-00          $10,887         $10,106          $12,535
Sep-00          $10,910         $10,126          $12,549
Sep-00          $10,931         $10,145          $12,574
Sep-00          $11,002         $10,194          $12,629
Sep-00          $10,923         $10,132          $12,577
Sep-00          $10,954         $10,169          $12,597
Sep-00          $10,967         $10,165          $12,621
Oct-00          $10,898         $10,109          $12,561
Oct-00          $10,849         $10,074          $12,538
Oct-00          $10,850         $10,074          $12,529
Oct-00          $10,941         $10,148          $12,587
Oct-00          $11,035         $10,228          $12,660
Oct-00          $11,035         $10,228          $12,660
Oct-00          $11,066         $10,242          $12,701
Oct-00          $11,067         $10,240          $12,707
Oct-00          $11,098         $10,262          $12,742
Oct-00          $11,111         $10,272          $12,750
Oct-00          $11,092         $10,256          $12,736
Oct-00          $11,193         $10,337          $12,824
Oct-00          $11,184         $10,322          $12,820
Oct-00          $11,205         $10,343          $12,847
Oct-00          $11,268         $10,392          $12,891
Oct-00          $11,349         $10,452          $12,967
Oct-00          $11,300         $10,416          $12,924
Oct-00          $11,231         $10,363          $12,870
Oct-00          $11,252         $10,376          $12,889
Oct-00          $11,245         $10,370          $12,877
Oct-00          $11,236         $10,364          $12,874
Oct-00          $11,157         $10,299          $12,817
Nov-00          $11,178         $10,313          $12,841
Nov-00          $11,169         $10,301          $12,836
Nov-00          $11,042         $10,195          $12,730
Nov-00          $10,983         $10,150          $12,705
Nov-00          $10,994         $10,157          $12,705
Nov-00          $11,016         $10,172          $12,733
Nov-00          $11,057         $10,204          $12,779
Nov-00          $11,030         $10,177          $12,760
Nov-00          $11,101         $10,225          $12,823
Nov-00          $11,152         $10,268          $12,861
Nov-00          $11,223         $10,330          $12,923
Nov-00          $11,274         $10,366          $12,959
Nov-00          $11,217         $10,317          $12,919
Nov-00          $11,249         $10,343          $12,946
Nov-00          $11,280         $10,372          $12,973
Nov-00          $11,442         $10,496          $13,104
Nov-00          $11,405         $10,464          $13,067
Nov-00          $11,356         $10,422          $13,040
Nov-00          $11,407         $10,461          $13,082
Nov-00          $11,449         $10,497          $13,116
Nov-00          $11,550         $10,573          $13,222
Dec-00          $11,483         $10,517          $13,153
Dec-00          $11,434         $10,472          $13,135
Dec-00          $11,575         $10,586          $13,243
Dec-00          $11,697         $10,685          $13,352
Dec-00          $11,738         $10,721          $13,378
Dec-00          $11,661         $10,648          $13,332
Dec-00          $11,662         $10,656          $13,332
Dec-00          $11,693         $10,677          $13,350
Dec-00          $11,794         $10,754          $13,435
Dec-00          $11,866         $10,812          $13,494
Dec-00          $11,909         $10,843          $13,524
Dec-00          $11,880         $10,819          $13,513
Dec-00          $11,841         $10,783          $13,489
Dec-00          $11,922         $10,839          $13,570
Dec-00          $11,963         $10,866          $13,613
Dec-00          $11,998         $10,893          $13,639
Dec-00          $11,949         $10,851          $13,617
Dec-00          $11,880         $10,803          $13,549
Dec-00          $11,891         $10,809          $13,550
Dec-00          $11,864         $10,787          $13,534

----------------------------------------------------------------------------------------------------
                                                               TOTAL ANNUALIZED INVESTMENT RETURNS
                                                             ---------------------------------------
                                                               FISCAL YEAR      SINCE INCEPTION OF
                                                                  ENDED        CONTINUOUS OPERATIONS
                                                                12-31-00        8-18-97 TO 12-31-00
----------------------------------------------------------------------------------------------------
U.S. Government Bond Fund                                           20.16%                 5.21%
Price movement of the 30-year Treasury Bond                         13.08%                 2.28%
Lehman Brothers Long T-Bond Index                                   20.01%                 9.40%
----------------------------------------------------------------------------------------------------

THE FUND COMMENCED CONTINUOUS OPERATIONS ON AUGUST 18, 1997. PRIOR TO THAT TIME, DUE TO THE NATURE OF THE FUND'S INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. PERIODS OF OPERATION, INCLUDING RETURNS FOR EACH DISCRETE PERIOD, WERE AS FOLLOWS: MAY 29, 1997 TO JUNE 5, 1997 1.50%; JUNE 24, 1997 TO JULY 14, 1997 2.20%; AND JULY 29, 1997 TO AUGUST 12, 1997 -3.30%. FOR
PERIODS PRIOR TO NOVEMBER 1998, THE FUND'S PERFORMANCE REFLECTED INSURANCE RELATED CHARGES THAT HAD THE EFFECT OF REDUCING RETURNS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE LEHMAN BROTHERS LONG TREASURY INDEX IS AN UNMANAGED BOND INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. THE PRICE MOVEMENT OF THE 30-YEAR TREASURY BOND REPRESENTS A CUMULATIVE PERCENTAGE CHANGE IN ITS CLOSING PRICE. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

                              RYDEX VARIABLE TRUST

                                   NOVA FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2000

--------------------------------------------------------------------------------

                                                          MARKET
                                                           VALUE
                                          CONTRACTS     (NOTE 1)
                                         ----------  -----------
OPTIONS PURCHASED 5.5%
Call Options on:
  S&P 500 March 2001 Futures Contracts,
    Expiring March 2001 with strike
    price of 1000 .....................         122  $10,187,000
Put Options on:
  S&P 500 March 2001 Futures Contracts,
    Expiring January 2001 with strike
    price of 900.......................           5           --
  S&P 500 March 2001 Futures Contracts,
    Expiring January 2001 with strike
    price of 950.......................         290           --
                                                     -----------
    Total Options Purchased (Cost
     $11,573,628)......................               10,187,000
                                                     -----------

                                               FACE
                                             AMOUNT
                                         ----------
U.S. TREASURY OBLIGATIONS 19.6%
  U.S. Treasury Bill 6.16% 01/18/01*...  $3,000,000    2,991,786
  U.S. Treasury Bill 6.03% 03/01/01*...   5,000,000    4,951,425
  U.S. Treasury Bill 5.60% 03/29/01*...   4,000,000    3,946,489
  U.S. Treasury Bill 5.62% 03/29/01....  25,000,000   24,664,361
                                                     -----------
    Total U.S. Treasury Obligations
     (Cost $36,554,061)................               36,554,061
                                                     -----------
FEDERAL AGENCY DISCOUNT NOTES 66.9%
  Fannie Mae 6.39% 02/08/01............  25,000,000   24,835,812
  Federal Farm Credit Banks 6.42%
  01/03/01.............................  25,000,000   24,995,542
  Federal Home Loan Banks 6.41%
  01/10/01.............................  25,000,000   24,964,389
  Freddie Mac 6.42% 01/04/01...........  25,000,000   24,991,187
  Student Loan Marketing Association
  6.23% 03/12/01.......................  25,000,000   24,701,479
                                                     -----------
    Total U. S. Treasury & U.S. Agency
     Obligations (Cost $124,488,409)...              124,488,409
                                                     -----------
REPURCHASE AGREEMENTS 8.0%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations (Note 5):
  5.50% 01/02/01.......................   3,846,396    3,846,396
  5.75% 01/02/01.......................   3,846,396    3,846,396
  5.90% 01/02/01.......................   3,381,276    3,381,276
  5.96% 01/02/01.......................   3,846,396    3,846,396
                                                     -----------
    Total Repurchase Agreements (Cost
     $14,920,464)......................               14,920,464
                                                     -----------
    Total Investments 100% (Cost
     $187,536,562)                                   $186,149,934
                                                     ===========

    * A PORTION OF THIS HOLDING IS PLEDGED AS COLLATERAL FOR STOCK INDEX FUTURES CONTRACTS.

See Notes to Financial Statements.     8

                              RYDEX VARIABLE TRUST

                                   NOVA FUND

SCHEDULE OF INVESTMENTS (CONCLUDED)
--------------------------------------------------------------------------------
                                                               December 31, 2000

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                     UNREALIZED LOSS
                                          CONTRACTS         (NOTE 1)
                                         ----------  ---------------
FUTURES CONTRACTS PURCHASED
S&P 500 Futures Contracts Expiring
  March 2001
    (Underlying Face Amount at Market
  Value $229,028,625)..................         687   $ (8,590,415)
                                                      ============

SEE NOTES TO FINANCIAL STATEMENTS.     9

                              RYDEX VARIABLE TRUST

                                   URSA FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2000

--------------------------------------------------------------------------------

                                                         MARKET
                                                          VALUE
                                          CONTRACTS    (NOTE 1)
                                         ----------  ----------
OPTIONS PURCHASED 5.3%
Put Options on:
  S&P 500 March 2001 Futures Contracts,
    Expiring March 2001 with strike
    price of 1700......................          16  $1,465,200
                                                     ----------
    Total Options Purchased (Cost
      $1,296,120)......................               1,465,200
                                                     ----------

                                         FACE AMOUNT
                                         -----------
FEDERAL AGENCY DISCOUNT NOTES 72.3%
Federal Home Loan Banks 6.18%
  01/24/01.............................  $10,000,000   9,962,233
Freddie Mac 5.70% 01/02/01.............  10,000,000   10,000,000
                                                      ----------
    Total Federal Agency Discount Notes
      (Cost $19,962,233)...............               19,962,233
                                                      ----------

                                         FACE AMOUNT
                                         -----------
REPURCHASE AGREEMENTS 22.4%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations (Note 5):
  5.50% 01/02/01.......................   1,592,377    1,592,377
  5.75% 01/02/01.......................   1,592,377    1,592,377
  5.90% 01/02/01.......................   1,399,823    1,399,823
  5.96% 01/02/01.......................   1,592,377    1,592,377
                                                      ----------
    Total Repurchase Agreements (Cost
      $6,176,954)......................                6,176,954
                                                      ----------
    Total Investments 100% (Cost
      $27,435,307).....................               $27,604,387
                                                      ==========

--------------------------------------------------------------------------------

                                                       UNREALIZED
                                                             GAIN
                                          CONTRACTS      (NOTE 1)
                                         ----------  ------------
FUTURES CONTRACTS SOLD SHORT
S&P 500 E-Mini Futures Contracts
  Expiring March 2001..................          20  $     48,496
S&P 500 Futures Contracts Expiring
  March 2001...........................          76       706,184
                                                     ------------
  (Total Underlying Face Amount at
  Market Value $26,670,500)............              $    754,680
                                                     ============

SEE NOTES TO FINANCIAL STATEMENTS.     10

                              RYDEX VARIABLE TRUST

                       U.S. GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2000

--------------------------------------------------------------------------------

                                                           MARKET
                                                FACE        VALUE
                                              AMOUNT      (NOTE1)
                                         -----------  -----------
FEDERAL AGENCY DISCOUNT NOTES 92.1%
    Fannie Mae 6.42% 01/25/01..........  $10,000,000  $ 9,958,983
    Federal Farm Credit Banks 6.50%
      01/02/01.........................   10,000,000   10,000,000
    Federal Home Loan Banks 6.08%
      01/11/01.........................    5,000,000    4,992,400
    Federal Home Loan Banks 6.41%
      01/17/01.........................   10,000,000    9,973,292
                                                      -----------
      Total Federal Agency Discount
        Notes (Cost $34,924,675).......                34,924,675
                                                      -----------
REPURCHASE AGREEMENTS 7.9%
Repurchase Agreements Collateralized by
  U.S. Treasury
  Obligations (Note 5):
  5.50% 01/02/01.......................      773,207      773,207
  5.75% 01/02/01.......................      773,207      773,207
  5.90% 01/02/01.......................      679,708      679,708
  5.96% 01/02/01.......................      773,207      773,207
                                                      -----------
    Total Repurchase Agreements (Cost
      $2,999,329)......................                 2,999,329
                                                      -----------
    Total Investments 100% (Cost
      $37,924,004).....................               $37,924,004
                                                      ===========

See Notes to Financial Statements.     11

                              RYDEX VARIABLE TRUST

                                    OTC FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2000

--------------------------------------------------------------------------------

                                                            MARKET
                                                             VALUE
                                             SHARES       (NOTE 1)
                                         ----------  -------------
COMMON STOCKS 97.8%
Cisco Systems, Inc.*...................     685,500  $  26,220,375
Microsoft Corp.*.......................     487,900     21,162,663
QUALCOMM, Inc.*........................     239,800     19,708,563
Intel Corp.............................     625,100     18,792,069
Oracle Corp.*..........................     623,100     18,108,844
Sun Microsystems, Inc.*................     377,400     10,520,025
JDS Uniphase Corp.*....................     248,400     10,355,175
VERITAS Software Corp.*................     106,800      9,345,000
Siebel Systems, Inc.*..................     134,400      9,088,800
Amgen, Inc.*...........................     128,600      8,222,362
Immunex Corp.*.........................     197,900      8,039,687
CIENA Corp.*...........................      90,600      7,361,250
Juniper Networks, Inc.*................      55,700      7,021,681
Applied Micro Circuits Corp.*..........      91,600      6,874,294
VoiceStream Wireless Corp.*............      65,200      6,560,750
i2 Technologies, Inc.*.................     116,300      6,323,812
BEA Systems, Inc.*.....................      93,700      6,307,181
Nextel Communications, Inc.,
  Class A*.............................     249,700      6,180,075
Network Appliance, Inc.*...............      87,700      5,629,244
Check Point Software Technologies,
  Ltd.*................................      40,600      5,422,637
Xilinx, Inc.*..........................     116,800      5,387,400
Gemstar International Group, Ltd.*.....     114,800      5,295,150
Linear Technology Corp.................     113,000      5,226,250
Maxim Integrated Products, Inc.*.......     104,300      4,986,844
Comverse Technology, Inc.*.............      45,600      4,953,300
Comcast Corp., Special Class A.........     114,200      4,767,850
ADC Telecommunications, Inc............     256,400      4,647,250
Paychex, Inc...........................      94,300      4,585,338
Dell Computer Corp.*...................     257,100      4,483,181
Applied Materials, Inc.*...............     111,400      4,254,087
Palm, Inc.*............................     142,200      4,026,037
Peoplesoft, Inc.*......................     107,700      4,005,094
Altera Corp.*..........................     148,900      3,917,931
WorldCom, Inc.*........................     276,600      3,889,688
Millennium Pharmaceuticals, Inc.*......      62,200      3,848,625
PMC-Sierra, Inc.*......................      47,100      3,703,238
VeriSign, Inc*.........................      49,700      3,687,119
                                                            MARKET
                                                             VALUE
                                             SHARES       (NOTE 1)
                                         ----------  -------------
Adobe Systems, Inc.....................      62,700  $   3,648,356
SDL, Inc.*.............................      24,200      3,586,138
Tellabs, Inc.*.........................      62,300      3,519,950
Flextronics International, Ltd.*.......     121,900      3,474,150
Sanmina Corp.*.........................      43,400      3,325,525
Ariba, Inc.*...........................      61,800      3,314,025
Telefonaktiebolaget LM Ericsson,
  Sponsored ADR*.......................     284,800      3,186,200
Chiron Corp.*..........................      70,300      3,128,350
Broadcom Corp.*........................      37,000      3,108,000
Starbucks Corp.*.......................      69,500      3,075,375
Biogen, Inc.*..........................      48,500      2,913,031
Vitesse Semiconductor Corp.*...........      52,000      2,876,250
Cintas Corp............................      54,000      2,872,125
MedImmune, Inc.*.......................      60,200      2,870,787
Concord EFS, Inc.*.....................      65,100      2,860,331
Intuit, Inc.*..........................      69,400      2,736,962
IDEC Pharmaceuticals Corp.*............      14,000      2,653,875
Genzyme Corp. -- General Division*.....      29,100      2,617,181
Biomet, Inc............................      64,100      2,543,969
Costco Wholesale Corp.*................      63,000      2,516,062
Exodus Communications, Inc.*...........     120,300      2,406,000
Bed Bath & Beyond, Inc.*...............     101,200      2,264,350
Human Genome Sciences, Inc.*...........      32,500      2,252,656
Level 3 Communications, Inc.*..........      68,100      2,234,531
Yahoo! Inc.*...........................      71,500      2,149,469
Mercury Interactive Corp.*.............      23,000      2,075,750
Rational Software Corp.*...............      52,700      2,052,006
KLA-Tencor Corp.*......................      59,800      2,014,512
Adelphia Communications Corp.,
  Class A*.............................      38,100      1,966,912
Fiserv, Inc.*..........................      41,300      1,959,169
QLogic Corp.*..........................      24,700      1,901,900
PanAmSat Corp.*........................      53,900      1,869,656
McLeodUSA, Inc., Class A*..............     128,700      1,817,888
USA Networks, Inc.*....................      93,000      1,807,688
Apple Computer, Inc.*..................     121,000      1,799,875
eBay, Inc.*............................      53,400      1,762,200
TMP Worldwide, Inc.*...................      27,800      1,529,000
Electronic Arts, Inc.*.................      35,600      1,517,450
EchoStar Communications Corp.,
  Class A*.............................      64,800      1,474,200

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     12

                              RYDEX VARIABLE TRUST

                                    OTC FUND

SCHEDULE OF INVESTMENTS (CONCLUDED)
--------------------------------------------------------------------------------
                                                               December 31, 2000

--------------------------------------------------------------------------------

                                                            MARKET
                                                             VALUE
                                             SHARES       (NOTE 1)
                                         ----------  -------------
Metromedia Fiber Network, Inc.,
  Class A*.............................     141,100  $   1,428,638
XO Communications, Inc.*...............      78,700      1,401,844
RF Micro Devices, Inc.*................      49,300      1,352,669
Citrix Systems, Inc.*..................      58,800      1,323,000
Parametric Technology Corp.*...........      98,000      1,316,875
Abgenix, Inc.*.........................      20,700      1,222,594
PACCAR, Inc............................      22,900      1,127,825
Conexant Systems, Inc.*................      71,500      1,099,312
Atmel Corp.*...........................      92,600      1,076,475
Amazon.com, Inc.*......................      63,200        983,550
Staples, Inc.*.........................      81,400        961,538
Smurfit-Stone Container Corp.*.........      63,800        953,013
Molex, Inc.............................      25,900        919,450
BroadVision, Inc.*.....................      77,400        914,287
BMC Software, Inc.*....................      49,900        698,600
CMGI, Inc.*............................      93,000        520,219
Inktomi Corp.*.........................      27,400        489,775
3Com Corp.*............................      47,500        403,750
Compuware Corp.*.......................      60,100        375,625
At Home Corp., Series A*...............      66,900        370,041
                                                     -------------
    Total Common Stocks
      (Cost $399,325,062)..............                409,529,803
                                                     -------------

                                                                MARKET
                                               FACE              VALUE
                                             AMOUNT           (NOTE 1)
                                         ----------  -----------------
REPURCHASE
 AGREEMENTS 2.2%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations
  (Note 5):
  5.50% 01/02/01.......................  $2,374,962  $       2,374,962
  5.75% 01/02/01.......................   2,374,962          2,374,962
  5.90% 01/02/01.......................   2,087,774          2,087,774
  5.96% 01/02/01.......................   2,374,962          2,374,962
                                                     -----------------
    Total Repurchase Agreements
      (Cost $9,212,660)................                      9,212,660
                                                     -----------------
    Total Investments 100%
      (Cost $408,537,722)..............              $     418,742,463
                                                     =================

--------------------------------------------------------------------------------

                                                                 UNREALIZED
                                                                       LOSS
                                                     CONTRACTS     (NOTE 1)
                                                    ----------  -----------
FUTURES CONTRACTS PURCHASED
  NASDAQ 100 Futures Contracts, Expiring March
    2001
    (Underlying Face Amount at Market Value
    $17,812,500)                                            75  $(3,931,900)
                                                                ===========

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     13

                              RYDEX VARIABLE TRUST

                              PRECIOUS METALS FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2000

--------------------------------------------------------------------------------

                                                            MARKET
                                                             VALUE
                                              SHARES      (NOTE 1)
                                         -----------  ------------
COMMON STOCKS 98.0%
Barrick Gold Corp......................       40,728  $    667,124
Placer Dome, Inc.......................       41,371       398,196
Newmont Mining Corp....................       17,486       298,355
Stillwater Mining Co.*.................        5,180       203,833
Phelps Dodge Corp......................        3,591       200,423
Broken Hill Proprietary Co., Ltd.,
  Sponsored ADR........................        7,520       157,920
De Beers Consolidated Mines, Sponsored
  ADR..................................        5,841       156,247
AngloGold Ltd., Sponsored ADR..........       10,373       154,947
Gold Fields, Ltd., Sponsored ADR.......       44,234       154,819
Harmony Gold Mining Co., Ltd.,
  Sponsored ADR........................       30,999       145,308
Meridian Gold, Inc.*...................       20,369       140,037
Freeport-McMoRan Copper & Gold, Inc.,
  Class B*.............................       15,800       135,287
Battle Mountain Gold Co.*..............       65,114       109,880
Homestake Mining Co....................       25,425       106,467
Anglo American, PLC, Unsponsored ADR...        1,731        93,907
Apex Silver Mines, Ltd.*...............        9,653        80,844
Agnico-Eagle Mines, Ltd................       12,729        76,374
Coeur d'Alene Mines Corp.*.............       22,411        21,010
Glamis Gold, Ltd.*.....................        9,486        15,415
Kinross Gold Corp.*....................       22,859        11,429
Hecla Mining Co.*......................       12,539         6,269
                                                      ------------
    Total Common Stocks (Cost
     $3,018,398).......................                  3,334,091
                                                      ------------

                                         FACE AMOUNT
                                         -----------
REPURCHASE AGREEMENTS 2.0%
Repurchase Agreements Collateralized by
  U.S. Treasury
  Obligations (Note 5):
  5.50% 01/02/01.......................  $    17,514        17,514
  5.75% 01/02/01.......................       17,514        17,514
  5.90% 01/02/01.......................       15,396        15,396
  5.96% 01/02/01.......................       17,514        17,514
                                                      ------------
    Total Repurchase Agreements (Cost
     $67,938)..........................                     67,938
                                                      ------------
    Total Investments 100% (Cost
     $3,086,336).......................               $  3,402,029
                                                      ============

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     14

                              RYDEX VARIABLE TRUST

                           U.S. GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2000

--------------------------------------------------------------------------------

                                                           MARKET
                                                            VALUE
                                           CONTRACTS      (NOTE1)
                                         -----------  -----------
OPTIONS PURCHASED 29.0%
Call Options on:
  March 2001 U.S. Treasury Bond Futures
    Contracts,
    Expiring March 2001, with
    strike 80..........................           59  $ 1,452,875
                                                      -----------
    Total Options Purchased (Cost
      $1,404,193)......................                 1,452,875
                                                      -----------

                                                FACE
                                              AMOUNT
                                         -----------
U.S. TREASURY OBLIGATIONS 1.8%
U.S. Treasury Bond 6.25% 05/15/30......  $    83,000       92,571
                                                      -----------
    Total U. S. Treasury Obligations
      (Cost $84,010)...................                    92,571
                                                      -----------

REPURCHASE AGREEMENTS 69.2%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations
  (Note 5):
  5.50% 01/02/01.......................      895,544      895,544
  5.75% 01/02/01.......................      895,544      895,544
  5.90% 01/02/01.......................      787,252      787,252
  5.96% 01/02/01.......................      895,544      895,544
                                                      -----------
    Total Repurchase Agreements (Cost
      $3,473,884)......................                 3,473,884
                                                      -----------
    Total Investments 100% (Cost
      $4,962,087)......................               $ 5,019,330
                                                      ===========

See Notes to Financial Statements.     15

                              RYDEX VARIABLE TRUST

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                                               December 31, 2000

--------------------------------------------------------------------------------

                                                                                 U.S.
                                                                           GOVERNMENT
                                                                                MONEY
                                                  NOVA           URSA          MARKET
                                                  FUND           FUND            FUND
                                         -------------  -------------  --------------
ASSETS
  Repurchase Agreements*...............  $  14,920,464  $   6,176,954  $    2,999,329
  Investment Securities**..............    171,229,470     21,427,433      34,924,675
                                         -------------  -------------  --------------
  Securities at Value (Note 1) -- See
    Accompanying Schedules.............    186,149,934     27,604,387      37,924,004
  Segregated Cash with Broker..........       --              169,434        --
  Receivable for Futures Contracts
    Settlement.........................       --              325,002        --
  Investment Income Receivable.........          9,571          3,963         164,424
  Receivable for Shares Purchased......       --            3,872,573       1,460,354
  Unamortized Organization Costs (Note
    1).................................         33,919         28,186          41,180
  Other Assets.........................       --             --                   243
                                         -------------  -------------  --------------
    Total Assets.......................    186,193,424     32,003,545      39,590,205
                                         -------------  -------------  --------------
LIABILITIES
  Payable for Futures Contracts
    Settlement.........................      3,521,720       --              --
  Payable for Shares Redeemed..........      4,152,713         94,037              31
  Organizational Expense Payable to
    Advisor (Note 1)...................         37,911         28,905          41,961
  Investment Advisory Fee Payable (Note
    6).................................        140,078         23,248          17,620
  Transfer Agent Fee Payable (Note
    6).................................         46,693          6,458           7,048
  Service Fee Payable (Note 6).........         46,693          6,458           8,810
  Other Liabilities....................        129,374         15,639          22,409
                                         -------------  -------------  --------------
    Total Liabilities..................      8,075,182        174,745          97,879
                                         -------------  -------------  --------------
NET ASSETS.............................  $ 178,118,242  $  31,828,800  $   39,492,326
                                         =============  =============  ==============

Shares Outstanding.....................     12,837,241      5,229,192      39,506,473
Net Asset Value Per Share..............         $13.88          $6.09           $1.00

    * THE COST OF REPURCHASE AGREEMENTS IS $14,920,464, $6,176,954 AND $2,999,329, RESPECTIVELY.
   ** THE COST OF INVESTMENT SECURITIES IS $172,616,098, $21,258,353 AND $34,924,675, RESPECTIVELY.

See Notes to Financial Statements.     16

                              RYDEX VARIABLE TRUST

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)
--------------------------------------------------------------------------------
                                                               December 31, 2000

--------------------------------------------------------------------------------

                                                           PRECIOUS          U.S.
                                                  OTC        METALS    GOVERNMENT
                                                 FUND          FUND     BOND FUND
                                         ------------  ------------  ------------
ASSETS
  Repurchase Agreements*...............  $  9,212,660  $     67,938  $  3,473,884
  Investment Securities**..............   409,529,803     3,334,091     1,545,446
                                         ------------  ------------  ------------
  Securities at Value (Note 1) -- See
    Accompanying Schedules.............   418,742,463     3,402,029     5,019,330
  Segregated Cash With Broker..........     2,362,500       --            --
  Receivable for Securities Sold.......       723,044         8,281       --
  Investment Income Receivable.........        29,806           317         3,342
  Receivable for Shares Purchased......     1,339,676       --            --
  Unamortized Organization Costs (Note
    1).................................        19,090        28,908        30,607
  Other Assets.........................           165         2,054       --
                                         ------------  ------------  ------------
    Total Assets.......................   423,216,744     3,441,589     5,053,279
                                         ------------  ------------  ------------
LIABILITIES
  Payable for Futures Contracts
    Settlement.........................       948,750       --            --
  Payable for Shares Redeemed..........       557,212         9,416         1,567
  Organizational Expense Payable to
    Advisor (Note 1)...................        28,802        28,960        30,700
  Investment Advisory Fee Payable (Note
    6).................................       332,477         1,842         2,051
  Transfer Agent Fee Payable (Note
    6).................................       110,826           614           820
  Service Fee Payable (Note 6).........       110,826           614         1,025
  Other Liabilities....................       454,114       --              5,859
                                         ------------  ------------  ------------
    Total Liabilities..................     2,543,007        41,446        42,022
                                         ------------  ------------  ------------
NET ASSETS.............................  $420,673,737  $  3,400,143  $  5,011,257
                                         ============  ============  ============

Shares Outstanding.....................    18,426,728       789,730       424,542
Net Asset Value Per Share..............        $22.83         $4.31        $11.80

    * THE COST OF REPURCHASE AGREEMENTS IS $9,212,660, $67,938 AND $3,473,884, RESPECTIVELY.
   ** THE COST OF INVESTMENT SECURITIES IS $399,325,062, $3,018,398 AND $1,488,203, RESPECTIVELY.

See Notes to Financial Statements.     17

                              RYDEX VARIABLE TRUST

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                                                    Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                                                      U.S.
                                                                                GOVERNMENT
                                                                                     MONEY
                                                    NOVA             URSA           MARKET
                                                    FUND             FUND             FUND
                                         ---------------  ---------------  ---------------
INVESTMENT INCOME
  Interest.............................  $    12,119,300  $     1,810,747  $     3,741,335
                                         ---------------  ---------------  ---------------
    Total Income.......................       12,119,300        1,810,747        3,741,335
                                         ---------------  ---------------  ---------------
EXPENSES
    Advisory Fees (Note 6).............        1,555,494          286,680          305,916
    Transfer Agent Fees (Note 6).......          518,498           79,633          122,366
    Organizational Expenses (Note 1)...           39,908            6,443           12,488
    Servicing Fees (Note 6)............          518,498           79,633          152,958
    Custodian Fees.....................           10,803            5,975            7,497
    Audit and Outside Services.........           28,091            4,486            9,780
    Accounting Fees (Note 6)...........           74,487           31,100           44,265
    Legal..............................            9,313            1,756            3,828
    Miscellaneous......................          175,342           17,069           34,586
                                         ---------------  ---------------  ---------------
    Total Expenses.....................        2,930,434          512,775          693,684
                                         ---------------  ---------------  ---------------
Net Investment Income..................        9,188,866        1,297,972        3,047,651
                                         ---------------  ---------------  ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net Realized Gain (Loss) on:
  Investment Securities................       (4,235,470)         275,950             (666)
  Futures Contracts....................      (49,494,755)       4,500,965        --
                                         ---------------  ---------------  ---------------
    Total Net Realized Gain (Loss).....      (53,730,225)       4,776,915             (666)
                                         ---------------  ---------------  ---------------
Net Change in Unrealized Appreciation
  (Depreciation) on:
  Investment Securities................       (2,188,575)         314,670        --
  Futures Contracts....................      (11,942,950)       1,723,203        --
                                         ---------------  ---------------  ---------------
    Net Change in Unrealized
      Appreciation (Depreciation)......      (14,131,525)       2,037,873        --
                                         ---------------  ---------------  ---------------
    Net Gain (Loss) on Investments.....      (67,861,750)       6,814,788             (666)
                                         ---------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS......................  $   (58,672,884) $     8,112,760  $     3,046,985
                                         ===============  ===============  ===============

See Notes to Financial Statements.     18

                              RYDEX VARIABLE TRUST

STATEMENTS OF OPERATIONS (CONCLUDED)
--------------------------------------------------------------------------------
                                                    Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                         PRECIOUS        U.S.
                                                  OTC      METALS  GOVERNMENT
                                                 FUND        FUND   BOND FUND
                                         ------------  ----------  ----------
INVESTMENT INCOME
  Interest.............................  $  1,165,081  $    1,133  $  118,979
  Dividends (net of foreign tax
    withheld of $2,353, $2,135 and $0,
    respectively)......................       185,788      21,854      --
                                         ------------  ----------  ----------
    Total Income.......................     1,350,869      22,987     118,979
                                         ------------  ----------  ----------
EXPENSES
    Advisory Fees (Note 6).............     4,473,991      28,991      11,171
    Transfer Agent Fees (Note 6).......     1,455,288       9,357       4,469
    Organizational Expenses (Note 1)...       114,974         774         440
    Servicing Fees (Note 6)............     1,491,330       9,664       5,586
    Custodian Fees.....................       197,491      18,887       6,273
    Audit and Outside Services.........        90,245         572         411
    Accounting Fees (Note 6)...........       150,487       4,010       1,948
    Legal..............................        29,183         229          91
    Miscellaneous......................       646,701       6,258      11,583
                                         ------------  ----------  ----------
    Total Expenses.....................     8,649,690      78,742      41,972
                                         ------------  ----------  ----------
Net Investment Income (Loss)...........    (7,298,821)    (55,755)     77,007
                                         ------------  ----------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net Realized Gain (Loss) on:
  Investment Securities................  (202,786,904) (1,218,358)    140,032
  Futures Contracts....................    (4,700,347)     --          --
                                         ------------  ----------  ----------
    Total Net Realized Gain (Loss).....  (207,487,251) (1,218,358)    140,032
                                         ------------  ----------  ----------
Net Change in Unrealized Appreciation
  (Depreciation) on:
  Investment Securities................  (113,960,160)     62,503     105,794
  Futures Contracts....................    (5,490,790)     --          --
                                         ------------  ----------  ----------
    Net Change in Unrealized
      Appreciation.....................  (119,450,950)     62,503     105,794
                                         ------------  ----------  ----------
    Net Gain (Loss) on Investments.....  (326,938,201) (1,155,855)    245,826
                                         ------------  ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS......................  $(334,237,022) $(1,211,610) $  322,833
                                         ============  ==========  ==========

See Notes to Financial Statements.     19

                              RYDEX VARIABLE TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                       NOVA FUND                               URSA FUND
                                         --------------------------------------  --------------------------------------
                                                 YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                          DECEMBER 31, 2000   DECEMBER 31, 1999   DECEMBER 31, 2000   DECEMBER 31, 1999
                                         ------------------  ------------------  ------------------  ------------------
CHANGES FROM OPERATIONS
  Net Investment Income................    $   9,188,866        $  1,761,736        $  1,297,972       $   1,063,020
  Net Realized Gain (Loss) on
    Investments........................      (53,730,225)         11,592,765           4,776,915         (10,817,608)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments......      (14,131,525)          1,935,080           2,037,873          (1,028,139)
                                           -------------        ------------        ------------       -------------
    Net Increase (Decrease) in Net
      Assets from Operations...........      (58,672,884)         15,289,581           8,112,760         (10,782,727)
                                           -------------        ------------        ------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  (Note 1)
  Net Investment Income................       (1,799,917)            (53,580)         (1,078,946)            (12,321)
  Net Realized Capital Gains...........      (13,851,684)         (3,746,536)          --                  --
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 10)....      159,520,580          52,174,988          (7,515,328)         37,596,382
                                           -------------        ------------        ------------       -------------
Net Increase (Decrease) in Net
  Assets...............................       85,196,095          63,664,453            (481,514)         26,801,334
                                           -------------        ------------        ------------       -------------
NET ASSETS--BEGINNING OF PERIOD........       92,922,147          29,257,694          32,310,314           5,508,980
                                           -------------        ------------        ------------       -------------
NET ASSETS--END OF PERIOD..............    $ 178,118,242        $ 92,922,147        $ 31,828,800       $  32,310,314
                                           =============        ============        ============       =============

See Notes to Financial Statements.     20

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                    U.S. GOVERNMENT
                                                   MONEY MARKET FUND                            OTC FUND
                                         --------------------------------------  --------------------------------------
                                                 YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                          DECEMBER 31, 2000   DECEMBER 31, 1999   DECEMBER 31, 2000   DECEMBER 31, 1999
                                         ------------------  ------------------  ------------------  ------------------
CHANGES FROM OPERATIONS
  Net Investment Income (Loss).........    $    3,047,651      $    2,458,916      $   (7,298,821)     $   (1,540,458)
  Net Realized Gain (Loss) on
    Investments........................              (666)             (1,351)       (207,487,251)          5,515,278
  Net Change in Unrealized Appreciation
    on Investments.....................         --                  --               (119,450,950)        120,350,530
                                           --------------      --------------      --------------      --------------
    Net Increase (Decrease) in Net
      Assets from Operations...........         3,046,985           2,457,565        (334,237,022)        124,325,350
                                           --------------      --------------      --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  (Note 1)
  Net Investment Income................        (3,047,660)         (2,472,993)          --                  --
  Net Realized Capital Gains...........         --                  --                (29,005,146)         (4,739,037)
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 10)....       (59,902,709)         58,440,511         410,458,380         231,833,530
                                           --------------      --------------      --------------      --------------
Net Increase (Decrease) in Net
  Assets...............................       (59,903,384)         58,425,083          47,216,212         351,419,843
                                           --------------      --------------      --------------      --------------
NET ASSETS--BEGINNING OF PERIOD........        99,395,710          40,970,627         373,457,525          22,037,682
                                           --------------      --------------      --------------      --------------
NET ASSETS--END OF PERIOD..............    $   39,492,326      $   99,395,710      $  420,673,737      $  373,457,525
                                           ==============      ==============      ==============      ==============

See Notes to Financial Statements.     21

                              RYDEX VARIABLE TRUST

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                            U.S. GOVERNMENT
                                                  PRECIOUS METALS FUND                         BOND FUND
                                         --------------------------------------  --------------------------------------
                                                 YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                          DECEMBER 31, 2000   DECEMBER 31, 1999   DECEMBER 31, 2000   DECEMBER 31, 1999
                                         ------------------  ------------------  ------------------  ------------------
CHANGES FROM OPERATIONS
  Net Investment Income (Loss).........     $   (55,755)        $   (28,335)        $    77,007         $   100,368
  Net Realized (Gain)Loss on
    Investments........................      (1,218,358)           (355,377)            140,032            (861,132)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments......          62,503             204,315             105,794             (27,848)
                                            -----------         -----------         -----------         -----------
    Net Increase (Decrease) in Net
      Assets from Operations...........      (1,211,610)           (179,397)            322,833            (788,612)
                                            -----------         -----------         -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  (Note 1)
  Net Investment Income................        --                      (250)            (77,017)           (101,492)
  Net Realized Capital Gains...........        --                  (121,417)           --                  --
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 10)....      (2,380,199)          4,597,986           3,629,708          (2,946,879)
                                            -----------         -----------         -----------         -----------
Net Increase (Decrease) in Net
  Assets...............................      (3,591,809)          4,296,922           3,875,524          (3,836,983)
                                            -----------         -----------         -----------         -----------
NET ASSETS--BEGINNING OF PERIOD........       6,991,952           2,695,030           1,135,733           4,972,716
                                            -----------         -----------         -----------         -----------
NET ASSETS--END OF PERIOD..............     $ 3,400,143         $ 6,991,952         $ 5,011,257         $ 1,135,733
                                            ===========         ===========         ===========         ===========

See Notes to Financial Statements.     22

                              RYDEX VARIABLE TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                 NOVA FUND
                                         ----------------------------------------------------------
                                            YEAR ENDED     YEAR ENDED     YEAR ENDED   PERIOD ENDED
                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                  2000           1999           1998          1997*
                                         -------------  -------------  -------------  -------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD...      $18.57        $15.88         $12.21          $10.00
                                            -------        ------         ------         -------
  Net Investment Income................         .74           .49            .04             .07
  Net Realized and Unrealized Gains
    (Losses) on on Securities..........       (4.16)         3.10           3.63            2.14
                                            -------        ------         ------         -------
  Net Increase (Decrease) in Net Asset
    Value Resulting From Operations....       (3.42)         3.59           3.67            2.21
  Distributions to Shareholders from:
    Net Investment Income..............        (.15)         (.01)        --              --
    Net Realized Capital Gains.........       (1.12)         (.89)        --              --
                                            -------        ------         ------         -------
  Net Increase (Decrease) in Net Asset
    Value..............................       (4.69)         2.69           3.67            2.21
                                            -------        ------         ------         -------
NET ASSET VALUE--END OF PERIOD.........      $13.88        $18.57         $15.88          $12.21
                                            =======        ======         ======         =======
TOTAL INVESTMENT RETURN................    (20.30)%        23.28%         30.06%             N/A
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses.......................       1.42%         1.55%          3.26%         9.09%**
  Net Expenses.........................       1.42%         1.55%          3.22%         2.80%**
  Net Investment Income................       4.45%         2.90%          0.27%         0.91%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***...........          0%            0%             0%            178%
  Net Assets, End of Period (000's
    omitted)...........................     $178,118       $92,922        $29,258        $10,448

    *  COMMENCEMENT OF OPERATIONS: MAY 7, 1997
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

See Notes to Financial Statements.          23

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                            URSA FUND
                                         --------------------------------------------------------------------------------
                                                                                           JUNE 10,   MAY 24,      MAY 7,
                                            YEAR ENDED     YEAR ENDED     YEAR ENDED        1997 TO   1997 TO     1997 TO
                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   JUNE 3,     MAY 21,
                                                  2000           1999           1998          1997+     1997+      1997+*
                                         -------------  -------------  -------------  -------------  --------  ----------
PER SHARE OPERATING PERFORMANCE:++
NET ASSET VALUE--BEGINNING OF PERIOD...      $5.35           $6.30          $8.07           $9.36       $9.57      $10.00
                                            ------        --------       --------       ---------    --------  ----------
  Net Investment Income (Loss).........        .22             .20            .06            (.01)      --           (.04)
  Net Realized and Unrealized Gains
    (Losses) on Securities.............        .70           (1.15)         (1.83)          (1.28)        .01        (.33)
                                            ------        --------       --------       ---------    --------  ----------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations....        .92            (.95)         (1.77)          (1.29)        .01        (.37)
  Distributions to Shareholders from:
    Net Investment Income..............       (.18)         --             --             --            --         --
                                            ------        --------       --------       ---------    --------  ----------
  Net Increase (Decrease) in Net
    Asset Value........................        .74            (.95)         (1.77)          (1.29)        .01        (.37)
                                            ------        --------       --------       ---------    --------  ----------
NET ASSET VALUE--END OF PERIOD.........      $6.09           $5.35          $6.30           $8.07       $9.58      $ 9.63
                                            ======        ========       ========       =========    ========  ==========
TOTAL INVESTMENT RETURN................     16.05%        (15.06)%       (21.93)%             N/A         N/A         N/A
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses.......................      1.59%           1.73%          3.76%         9.21%**    85.10%**    13.62%**
  Net Expenses.........................      1.59%           1.73%          3.59%         2.90%**     2.90%**     2.90%**
  Net Investment Income (Loss).........      4.02%           3.34%          0.89%       (0.27)%**     2.76%**  (10.05)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***...........         0%              0%             0%              0%          0%          0%
  Net Assets, End of Period (000's
    omitted)...........................    $31,829         $32,310         $5,509          $2,879      $--        $--

    *  COMMENCEMENT OF OPERATIONS: MAY 7, 1997
    + DUE TO THE NATURE OF THE INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. FINANCIAL HIGHLIGHTS ARE PRESENTED ONLY FOR PERIODS WITH NET ASSETS GREATER THAN ZERO.
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
   ++  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

See Notes to Financial Statements.          24

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                     U.S. GOVERNMENT MONEY MARKET FUND
                                         ----------------------------------------------------------
                                            YEAR ENDED     YEAR ENDED     YEAR ENDED   PERIOD ENDED
                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                  2000           1999           1998          1997*
                                         -------------  -------------  -------------  -------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD...      $1.00          $1.00         $10.32           $10.00
                                            ------         ------         ------          -------
  Net Investment Income................        .05            .04            .08              .31
  Net Realized and Unrealized Gains on
    Securities.........................     --             --             --                  .01
                                            ------         ------         ------          -------
  Net Increase in Net Asset Value
    Resulting From Operations..........        .05            .04            .08              .32
  Distributions to Shareholders from:
    Net Investment Income..............       (.05)          (.04)          (.01)         --
    Adjustment due to Reorganization
      (Note 1).........................     --             --              (9.39)         --
                                            ------         ------         ------          -------
  Net Increase (Decrease) in Net Asset
    Value..............................     --             --              (9.32)             .32
                                            ------         ------         ------          -------
NET ASSET VALUE--END OF PERIOD.........      $1.00          $1.00          $1.00           $10.32
                                            ======         ======         ======          =======
TOTAL INVESTMENT RETURN................      5.20%          3.92%          2.22%              N/A
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses.......................      1.14%          1.39%          2.99%          6.82%**
  Net Expenses.........................      1.14%          1.39%          2.67%          2.20%**
  Net Investment Income................      4.99%          3.64%          2.61%          3.34%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***...........         0%             0%             0%               0%
  Net Assets, End of Period (000's
    omitted)...........................    $39,492        $99,396        $40,971          $17,903

    *  COMMENCEMENT OF OPERATIONS: MAY 7, 1997
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR
    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

See Notes to Financial Statements.          25

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                  OTC FUND
                                         ----------------------------------------------------------
                                            YEAR ENDED     YEAR ENDED     YEAR ENDED   PERIOD ENDED
                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                  2000           1999           1998          1997*
                                         -------------  -------------  -------------  -------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD...     $ 38.52         $19.57         $10.65          $10.00
                                            -------        -------        -------       ---------
  Net Investment Loss..................        (.44)          (.33)          (.40)           (.09)
  Net Realized and Unrealized Gains
    (Losses) on Securities.............      (13.50)         19.88           9.32             .74
                                            -------        -------        -------       ---------
  Net Increase (Decrease) in Net Asset
    Value Resulting From Operations....      (13.94)         19.55           8.92             .65
  Distributions to Shareholders from:
    Net Realized Capital Gains.........       (1.75)         (0.60)            --              --
                                            -------        -------        -------       ---------
  Net Increase (Decrease) in Net Asset
    Value..............................      (15.69)         18.95           8.92             .65
                                            -------        -------        -------       ---------
NET ASSET VALUE--END OF PERIOD.........     $ 22.83         $38.52         $19.57          $10.65
                                            =======        =======        =======       =========
TOTAL INVESTMENT RETURN................    (38.19)%        101.32%         83.76%             N/A
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses.......................       1.46%          1.55%          2.96%         9.07%**
  Net Expenses.........................       1.46%          1.55%          2.96%         2.80%**
  Net Investment (Loss)................     (1.23)%        (1.24)%        (2.67)%       (1.22)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***...........        324%           953%         1,077%            450%
  Net Assets, End of Period (000's
    omitted)...........................    $420,674       $373,458        $22,038          $2,367

    *  COMMENCEMENT OF OPERATIONS: MAY 7, 1997
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

See Notes to Financial Statements.          26

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                            PRECIOUS METALS FUND
                                         ----------------------------------------------------------
                                            YEAR ENDED     YEAR ENDED     YEAR ENDED   PERIOD ENDED
                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                  2000           1999           1998          1997*
                                         -------------  -------------  -------------  -------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD...      $ 5.43          $5.81         $ 7.02          $10.00
                                            -------        -------        -------       ---------
  Net Investment Loss..................        (.07)          (.07)          (.16)           (.11)
  Net Realized and Unrealized Losses on
    Securities.........................       (1.05)          (.14)         (1.05)          (2.87)
                                            -------        -------        -------       ---------
  Net Decrease in Net Asset Value
    Resulting From Operations..........       (1.12)          (.21)         (1.21)          (2.98)
  Distributions to Shareholders from:
    Net Realized Capital Gains.........          --           (.17)            --              --
                                            -------        -------        -------       ---------
  Net Decrease in Net Asset Value......       (1.12)          (.38)         (1.21)          (2.98)
                                            -------        -------        -------       ---------
NET ASSET VALUE--END OF PERIOD.........      $ 4.31          $5.43         $ 5.81          $ 7.02
                                            =======        =======        =======       =========
TOTAL INVESTMENT RETURN................    (20.63)%        (3.58)%       (17.24)%             N/A
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses.......................       2.04%          2.17%          3.39%         9.76%**
  Net Expenses.........................       2.04%          2.17%          3.23%         2.80%**
  Net Investment Loss..................     (1.45)%        (1.39)%        (2.31)%       (2.19)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***...........        965%         1,239%         1,739%            914%
  Net Assets, End of Period (000's
    omitted)...........................      $3,400         $6,992         $2,695            $518

    *  COMMENCEMENT OF OPERATIONS: MAY 29, 1997
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

See Notes to Financial Statements.          27

                              RYDEX VARIABLE TRUST

FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                      U. S. GOVERNMENT BOND FUND
                                     --------------------------------------------------------------------------------------------
                                              YEAR           YEAR           YEAR     AUGUST 18,     JULY 29,   JUNE 24,   MAY 29,
                                             ENDED          ENDED          ENDED        1997 TO      1997 TO    1997 TO   1997 TO
                                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   AUGUST 12,   JULY 14,   JUNE 5,
                                              2000           1999           1998          1997+        1997+      1997+    1997+*
                                     -------------  -------------  -------------  -------------  -----------  ---------  --------
PER SHARE OPERATING PERFORMANCE:++
NET ASSET VALUE--BEGINNING OF
  PERIOD...........................     $10.17          $13.28        $11.82          $10.70         $10.92     $10.44    $10.00
                                        ------        --------        ------         -------       --------   --------   -------
  Net Investment Income............        .38             .41           .24             .15            .02        .10        --
  Net Realized and Unrealized Gains
    (Losses) on Securities.........       1.63           (3.09)         1.28             .97           (.38)       .13       .15
                                        ------        --------        ------         -------       --------   --------   -------
  Net Increase (Decrease) in Net
    Asset Value Resulting from
    Operations.....................       2.01           (2.68)         1.52            1.12           (.36)       .23       .15
  Distributions to Shareholders
    from:
    Net Investment Income..........       (.38)           (.43)         (.06)             --             --         --        --
                                        ------        --------        ------         -------       --------   --------   -------
  Net Increase (Decrease) in Net
    Asset Value....................       1.63           (3.11)         1.46            1.12           (.36)       .23       .15
                                        ------        --------        ------         -------       --------   --------   -------
NET ASSET VALUE--END OF PERIOD.....     $11.80          $10.17        $13.28          $11.82         $10.56     $10.67    $10.15
                                        ======        ========        ======         =======       ========   ========   =======
TOTAL INVESTMENT RETURN............     20.16%        (20.45)%        12.86%             N/A            N/A        N/A       N/A
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses...................      1.89%           1.52%         2.71%         8.47%**       49.63%**   12.68%**   5.43%**
  Net Expenses.....................      1.89%           1.52%         2.71%         2.40%**        2.40%**    2.40%**   2.40%**
  Net Investment Income............      3.47%           3.55%         1.92%         3.49%**        3.80%**    7.94%**   1.86%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***.......     1,505%          1,611%        1,463%            761%             0%         0%        0%
  Net Assets, End of Period
    (000's omitted)................     $5,011          $1,136        $4,973            $892            $--        $--       $--

    *  COMMENCEMENT OF OPERATIONS: MAY 29, 1997
    + DUE TO THE NATURE OF THE INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. FINANCIAL HIGHLIGHTS ARE PRESENTED ONLY FOR PERIODS WITH NET ASSETS GREATER THAN ZERO.
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
   ++  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

See Notes to Financial Statements.          28

                              RYDEX VARIABLE TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1.  SIGNIFICANT ACCOUNTING POLICIES

The Rydex Variable Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of shares. The Trust currently has six operating Funds: the Nova Fund, the Ursa Fund, the U.S. Government Money Market Fund, the OTC Fund, the Precious Metals Fund, and the U.S. Government Bond Fund (collectively the "Funds"), and is managed by Rydex Global Advisors (the "Advisor"). Rydex Distributors, Inc. acts as principal underwriter for the Trust.

The Trust was organized on June 11, 1998 as a Delaware business trust. Effective November 2, 1998, the fund assets and liabilities of the Rydex Advisor Variable Annuity Account (the "Separate Account"), a segregated investment account of Conseco Variable Insurance Company (formerly Great American Reserve Insurance Company), were transferred to the Trust in exchange for shares of the Funds of the Trust (the "Separate Account Restructuring"). Shares of the Funds (full and fractional) were issued to corresponding subaccounts of the Separate Account. The value per share of each Fund, except for U.S. Government Money Market Fund shares which were adjusted to $1.00, was equivalent in value to the value of outstanding accumulation units of the corresponding subaccount. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

SECURITY VALUATION

Securities listed on an exchange are valued at the latest quoted sales price as of 4:00 P.M. on the valuation date. Securities not traded on an exchange are valued at their last sales price. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more securities dealers. The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees.

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on the trade date for financial reporting purposes and realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, and subsequently adjusted to reflect actual holdings on the record date. Interest income is accrued on a daily basis.

ORGANIZATION COSTS

Deferred organization costs, which totaled approximately $821,573, represent expenses incurred and paid on behalf of the Trust by the Advisor. These initial costs were allocated to the Funds within the Trust and are being amortized on a straight line basis over a five year period beginning with the commencement of operations. These amortized costs are then allocated to the Funds daily and reconciled and settled monthly between the Funds on the basis of the relative net assets of each Fund to the total net assets of the Trust. The monthly amortized amount is reimbursed to the Advisor. At December 31, 2000, accrued organization costs payable by the Trust were $197,239.

DISTRIBUTIONS

Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets were not affected by this difference.

OPTIONS AND FUTURES

Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

When a Fund writes (sells) an option, an amount equal to the premium received is entered into the Fund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written. When an option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

The Trust may purchase or sell stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Trust deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

SHORT SALES

When the Trust engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The Trust maintains a segregated account of the securities as collateral for the short sales. The Trust is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account.

2.  FINANCIAL INSTRUMENTS

As part of its investment strategy, the Funds may utilize options and futures. The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve to varying degrees, risk of loss in excess of the option value reflected in the Statement of Assets and Liabilities. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

In conjunction with the use of options and futures, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending upon the financial instrument utilized and the broker involved, margin deposits at the broker, cash segregated at the custodian bank, or the repurchase agreements allocated to each Fund.

3.  FEDERAL INCOME TAXES

The Trust intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

4.  USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

5.  REPURCHASE AGREEMENTS

The Trust transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury obligations. The collateral is in the possession of the Trust's custodians and is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity.

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The repurchase agreements that were executed and outstanding on December 31, 2000 are as follows:

COUNTERPARTY                               TERMS OF AGREEMENT         FACE VALUE  MARKET VALUE
------------                               ------------------       ------------  ------------
Salomon Smith Barney, Inc..............    5.50% due 1/2/01         $  9,500,000  $  9,500,000
Lehman Brothers, Inc...................    5.75% due 1/2/01            9,500,000     9,500,000
PaineWebber, Inc.......................    5.96% due 1/2/01            9,500,000     9,500,000
Fuji Securities........................    5.90% due 1/2/01            8,351,229     8,351,229
                                                                                  ------------
                                                                                  $ 36,851,229
                                                                                  ============

As of December 31, 2000, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE                              RANGE OF RATES     PAR VALUE  MARKET VALUE
-------------                            ----------------  ------------  ------------
U.S. Treasury Notes....................   5.50% to 11.75%  $ 15,802,000  $ 18,536,162
U.S. Treasury Bonds....................  8.75% to 13.875%    15,295,000    21,651,507
                                                                         ------------
                                                                         $ 40,187,669
                                                                         ============

6.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays Rydex Global Advisors investment advisory fees calculated at an annual percentage rate of one-half of one percent (0.50%) of the average daily net assets of the U.S. Government Money Market Fund and the U.S. Government Bond Fund, three-quarters of one percent (0.75%) of the average daily net assets of the Nova Fund, the Precious Metals Fund, and the OTC Fund, and nine-tenths of one percent (0.90%) of the average daily net assets of the Ursa Fund. Certain officers and trustees of the Trust are also officers and directors of the Advisor.

Rydex Fund Services, Inc., (the "Servicer") provides transfer agent and administrative services to the Trust calculated at an annual percentage rate of two-tenths of one percent (0.20%) of the average daily net assets of the U.S. Government Money Market Fund, and the U.S. Government Bond Fund, and at an annual percentage rate of one-quarter of one percent (0.25%) of the average daily net assets of the Nova Fund, the Precious Metals Fund, the Ursa Fund, and the OTC Fund. The Servicer also provides accounting services to the Trust calculated at an annual percentage rate of one-tenth of one percent (0.10%) on the first $30 million of the average daily net assets, one-twentieth of one percent (0.05%) on the next $20 million of the average daily net assets, one-thirty third of one percent (0.03%) on the next $50 million of the average daily net assets, and one-fiftieth of one

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
percent (0.02%) on the average daily net assets over $100 million of the Nova Fund, the Ursa Fund, the U.S. Government Money Market Fund, the OTC Fund, the Precious Metals Fund, and the U.S. Government Bond Fund. Certain officers and trustees of the Trust are also officers and directors of the Servicer.

The Servicer also provides other necessary services to the Trust, such as accounting and auditing services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets or average net assets, as applicable.

In 1997 and 1998, the Advisor and the Servicer voluntarily agreed to waive certain fees and, if necessary, to reimburse any Fund expenses which would cause the ratio of expenses to average net assets to exceed certain predetermined expense ratio limits. Each Fund remained liable to the Advisor and the Servicer for such expenses so long as any recapture would not cause the Fund's daily expense ratio to exceed the amount of the expense ratio limits. The period for which the Advisor and the Servicer could recapture prior period waivers and expense reimbursements expired on October 24, 1999.

The Trust has adopted an Investor Services Plan for which Rydex Distributors, Inc. (an affiliated entity) and other firms that provide shareholder services ("Service Providers") may receive compensation. The Trust will pay fees to Rydex Distributors, Inc. at an annual rate not to exceed one-quarter of one percent (0.25%) of average daily net assets. Rydex Distributors, Inc., in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for shareholder services it performs.

7.  SECURITIES TRANSACTIONS

During the year ended December 31, 2000, purchases and sales of investment securities, excluding short-term and temporary cash investments, were:

                                                                       U.S.
                                                                 GOVERNMENT                      PRECIOUS        U.S.
                                                  NOVA   URSA  MONEY MARKET             OTC        METALS  GOVERNMENT
                                                  FUND   FUND          FUND            FUND          FUND   BOND FUND
                                         -------------  -----  ------------  --------------  ------------  ----------
Purchases..............................  $    --        $--    $   --        $2,171,658,469  $ 55,400,710  $21,258,615
Sales..................................  $    --        $--    $   --        $1,803,507,938  $ 57,867,938  $22,052,336

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

8.  NET UNREALIZED APPRECIATION (DEPRECIATION) OF SECURITIES

At December 31, 2000 unrealized appreciation (depreciation) and cost of investment securities for Federal income tax purposes were:

                                                                               U.S.
                                                                         GOVERNMENT                     PRECIOUS         U.S.
                                                 NOVA          URSA    MONEY MARKET             OTC       METALS   GOVERNMENT
                                                 FUND          FUND            FUND            FUND         FUND    BOND FUND
                                         ------------  ------------  --------------  --------------  -----------  -----------
Gross Unrealized Appreciation..........  $         --  $    169,080  $           --  $   86,153,498  $   675,261  $   110,695
Gross Unrealized (Depreciation)........    (1,386,628)           --              --     (50,206,032)      (2,872)          --
                                         ------------  ------------  --------------  --------------  -----------  -----------
Net Unrealized Appreciation
  (Depreciation).......................  $ (1,386,628) $    169,080  $           --  $   35,947,466  $   672,389  $   110,695
                                         ============  ============  ==============  ==============  ===========  ===========
Cost of Investments for Federal Income
  Tax Purposes.........................  $187,536,562  $ 27,435,307  $   37,924,004  $  382,794,997  $ 2,729,640  $ 4,908,635
                                         ============  ============  ==============  ==============  ===========  ===========

9.  NET ASSETS

At December 31, 2000, net assets consisted of:

                                                                          U.S.
                                                                    GOVERNMENT                  PRECIOUS        U.S.
                                                NOVA        URSA  MONEY MARKET           OTC      METALS  GOVERNMENT
                                                FUND        FUND          FUND          FUND        FUND   BOND FUND
                                         -----------  ----------  ------------  ------------  ----------  ----------
Paid-In-Capital........................  $236,752,217 $36,137,042  $39,433,137  $649,167,717  $5,135,561  $5,812,676
Undistributed Net Investment Income....    9,227,775   1,303,415       61,206          5,898          --      1,506
Accumulated Net Realized Loss on
  Investments..........................  (57,884,707) (6,535,417)      (2,017)  (234,772,719) (2,051,111)  (860,168)
Net Unrealized Appreciation
  (Depreciation) on Investments,
  Options and Futures Contracts........   (9,977,043)    923,760           --      6,272,841     315,693     57,243
                                         -----------  ----------   ----------   ------------  ----------  ---------
Net Assets.............................  $178,118,242 $31,828,800  $39,492,326  $420,673,737  $3,400,143  $5,011,257
                                         ===========  ==========   ==========   ============  ==========  =========

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

10. SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of shares.

Transactions in shares for the year ended December 31, 2000 were:

                                                                            U.S.
                                                                      GOVERNMENT                  PRECIOUS        U.S.
                                                NOVA          URSA  MONEY MARKET          OTC       METALS  GOVERNMENT
                                                FUND          FUND          FUND         FUND         FUND   BOND FUND
                                         -----------  ------------  ------------  -----------  -----------  ----------
Shares Purchased.......................   75,578,443   119,789,945   742,081,935   58,183,453   11,874,381   1,645,686
Purchased through Dividend
  Reinvestment.........................      926,136       202,050     3,047,612      803,495           --       6,965
                                         -----------  ------------  ------------  -----------  -----------  ----------
Total Purchased........................   76,504,579   119,991,995   745,129,547   58,986,948   11,874,381   1,652,651
Shares Redeemed........................  (68,670,608) (120,801,031) (805,032,255) (50,256,130) (12,373,487) (1,339,797)
                                         -----------  ------------  ------------  -----------  -----------  ----------
Net Shares Purchased (Redeemed)........    7,833,971      (809,036)  (59,902,708)   8,730,818     (499,106)    312,854
                                         ===========  ============  ============  ===========  ===========  ==========

Transactions in shares for the year ended December 31,1999 were:

                                                                            U.S.
                                                                      GOVERNMENT                  PRECIOUS        U.S.
                                                NOVA          URSA  MONEY MARKET          OTC       METALS  GOVERNMENT
                                                FUND          FUND          FUND         FUND         FUND   BOND FUND
                                         -----------  ------------  ------------  -----------  -----------  ----------
Shares Purchased.......................   50,447,660   118,125,659   657,452,748   49,107,688    5,585,040   2,712,269
Purchased through Dividend
  Reinvestment.........................      229,476         2,147     2,472,993      180,810       22,870       8,675
                                         -----------  ------------  ------------  -----------  -----------  ----------
Total Purchased........................   50,677,136   118,127,806   659,925,741   49,288,498    5,607,910   2,720,944
Shares Redeemed........................  (47,515,999) (112,963,885) (601,487,187) (40,718,690)  (4,783,248) (2,983,727)
                                         -----------  ------------  ------------  -----------  -----------  ----------
Net Shares Purchased (Redeemed)........    3,161,137     5,163,921    58,438,554    8,569,808      824,662    (262,783)
                                         ===========  ============  ============  ===========  ===========  ==========

Transactions in dollars for the year ended December 31, 2000 were:

                                                                          U.S.
                                                                    GOVERNMENT                          PRECIOUS             U.S.
                                        NOVA             URSA     MONEY MARKET              OTC           METALS       GOVERNMENT
                                        FUND             FUND             FUND             FUND             FUND        BOND FUND
                             ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Shares Purchased...........  $ 1,295,398,508  $   662,369,185  $   742,081,934  $ 2,171,778,168  $    53,722,472  $    18,176,542
Purchased through Dividend
  Reinvestment.............       15,651,601        1,078,946        3,047,612       29,005,146               --           77,030
                             ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Total Purchased............    1,311,050,109      663,448,131      745,129,546    2,200,783,314       53,722,472       18,253,572
Shares Redeemed............   (1,151,529,529)    (670,963,459)    (805,032,255)  (1,790,324,934)     (56,102,671)     (14,623,864)
                             ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Net Change.................  $   159,520,580  $    (7,515,328) $   (59,902,709) $   410,458,380  $    (2,380,199) $     3,629,708
                             ===============  ===============  ===============  ===============  ===============  ===============

                              RYDEX VARIABLE TRUST

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Transactions in dollars for the year ended December 31, 1999 were:

                                                                          U.S.
                                                                    GOVERNMENT                          PRECIOUS             U.S.
                                        NOVA             URSA     MONEY MARKET              OTC           METALS       GOVERNMENT
                                        FUND             FUND             FUND             FUND             FUND        BOND FUND
                             ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Shares Purchased             $   857,924,176  $   693,165,161  $   657,452,736  $ 1,297,846,511  $    31,346,340  $    32,066,740
Purchased through Dividend
  Reinvestment.............        3,800,116           12,321        2,472,993        4,739,037          121,667          100,795
                             ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Total Purchased............      861,724,292      693,177,482      659,925,729    1,302,585,548       31,468,007       32,167,535
Shares Redeemed............     (809,549,304)    (655,581,100)    (601,485,218)  (1,070,752,018)     (26,870,021)     (35,114,414)
                             ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Net Change.................  $    52,174,988  $    37,596,382  $    58,440,511  $   231,833,530  $     4,597,986  $    (2,946,879)
                             ===============  ===============  ===============  ===============  ===============  ===============

11. LOSS CARRYFORWARD--FEDERAL INCOME TAX

At December 31, 2000, for Federal income tax purposes, the following funds have capital loss carryforwards which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

                                                                          U.S.                                               U.S.
                                                                    GOVERNMENT                          PRECIOUS       GOVERNMENT
EXPIRES                                                           MONEY MARKET                            METALS             BOND
DECEMBER 31                        NOVA FUND        URSA FUND             FUND         OTC FUND             FUND             FUND
-----------                  ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
2006.......................               --               --               --               --               --  $         9,898
2007.......................               --  $     5,342,167  $           719               --  $       568,292          798,692
2008.......................  $    67,860,392               --            1,298  $    79,883,109          948,398               --

For the year ended December 31, 2000 Ursa Fund and U.S. Government Bond Fund utilized $5,104,964 and $131,449, respectively, of capital loss carryforwards for Federal income tax purposes.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees,
Rydex Variable Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Nova Fund, Ursa Fund, U.S. Government Money Market Fund, OTC Fund, Precious Metals Fund, and the U.S. Government Bond Fund (constituting the Rydex Variable Trust, hereafter referred to as the "Fund"), at December 31, 2000, the results of each of their operations, the changes in each of their net assets for the year then ended and the financial highlights for the year ended December 31, 2000 and the periods ended December 31, 1997, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statements of changes in net assets of the Funds for the year ended December 31, 1999, and the financial highlights for each of the two years in the period then ended were audited by other independent accountants whose report dated February 8, 2000 expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Philadelphia, PA
February 13, 2001

                            A FAMILY OF MUTUAL FUNDS
                            DESIGNED EXCLUSIVELY FOR
                          PROFESSIONAL MONEY MANAGERS

                                   NOVA FUND
                                   URSA FUND
                       U.S. GOVERNMENT MONEY MARKET FUND
                                    OTC FUND
                              PRECIOUS METALS FUND
                           U.S. GOVERNMENT BOND FUND

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE
   GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN
                             EFFECTIVE PROSPECTUS.

                              RYDEX VARIABLE TRUST
                         9601 Blackwell Road, Suite 500
                              Rockville, MD 20850
                                 (800) 820-0888
                               www.rydexfunds.com

                                 Distributed by
                            Rydex Distributors, Inc.